Lincoln Life & Annuity Company of New York

Financial Statements

December 31, 2020 and 2019

Report of Independent Auditors

To the Stockholder and the Board of Directors of Lincoln Life & Annuity Company of New York

We have audited the accompanying financial statements of Lincoln Life & Annuity Company of New York, which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements.  The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

April 1, 2021

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2020	2019
ASSETS
Investments:
Fixed maturity available-for-sale securities, at fair value
(amortized cost: 2020 – $7,266; 2019 – $7,147; allowance for credit losses: 2020 – $0; 2019 – $0)	$8,848	$8,033
Equity securities	1	2
Mortgage loans on real estate, net of allowance for credit losses	943	916
Policy loans	231	245
Derivative investments	9	11
Other investments	19	20
Total investments	10,051	9,227
Cash and invested cash	103	82
Deferred acquisition costs and value of business acquired	347	453
Premiums and fees receivable	11	10
Accrued investment income	92	92
Reinsurance recoverables, net of allowance for credit losses	527	536
Reinsurance related embedded derivatives	18	15
Goodwill	26	26
Other assets	1,716	1,677
Separate account assets	7,734	7,095
Total assets	$20,625	$19,213

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$1,897	$1,757
Other contract holder funds	5,482	5,485
Funds withheld reinsurance liabilities	1,593	1,546
Income taxes payable	477	359
Other liabilities	103	83
Separate account liabilities	7,734	7,095
Total liabilities	17,286	16,325

Contingencies and Commitments (See Note 10)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,408	1,468
Accumulated other comprehensive income (loss)	990	479
Total stockholder’s equity	3,339	2,888
Total liabilities and stockholder’s equity	$20,625	$19,213

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2020	2019	2018
Revenues
Insurance premiums	$153	$167	$152
Fee income	326	337	343
Net investment income	381	399	391
Realized gain (loss)	40	29	(19)
Other revenues	-	1	-
Total revenues	900	933	867
Expenses
Interest credited	198	198	197
Benefits	403	405	364
Commissions and other expenses	229	78	233
Total expenses	830	681	794
Income (loss) before taxes	70	252	73
Federal income tax expense (benefit)	10	47	2
Net income (loss)	60	205	71
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	511	459	(360)
Total other comprehensive income (loss), net of tax	511	459	(360)
Comprehensive income (loss)	$571	$664	$(289)

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2020	2019	2018

Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,468	1,349	1,459
Cumulative effect from adoption of new accounting standards	(18)	-	(62)
Net income (loss)	60	205	71
Dividends paid to The Lincoln National Life Insurance Company	(102)	(86)	(119)
Balance as of end-of-year	1,408	1,468	1,349
Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	479	20	318
Cumulative effect from adoption of new accounting standards	-	-	62
Other comprehensive income (loss), net of tax	511	459	(360)
Balance as of end-of-year	990	479	20
Total stockholder’s equity as of end-of-year	$3,339	$2,888	$2,310

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2020	2019	2018
Cash Flows from Operating Activities
Net income (loss)	$60	$205	$71
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss	(40)	(29)	19
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	92	(96)	76
Premiums and fees receivable	(1)	(4)	-
Accrued investment income	-	2	12
Insurance liabilities and reinsurance-related balances	(47)	(137)	(157)
Accrued expenses	8	(4)	(14)
Federal income tax accruals	(21)	40	(25)
Other	29	12	12
Net cash provided by (used in) operating activities	80	(11)	(6)

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(646)	(723)	(713)
Sales of available-for-sale securities and equity securities	204	266	200
Maturities of available-for-sale securities	289	510	467
Issuance of mortgage loans on real estate	(96)	(194)	(133)
Repayment and maturities of mortgage loans on real estate	61	96	80
Issuance and repayment of policy loans, net	14	16	22
Net change in collateral on derivatives and related settlements	82	46	(1)
Other	(1)	-	-
Net cash provided by (used in) investing activities	(93)	17	(78)

Cash Flows from Financing Activities
Issuance (payment) of short-term debt	(26)	(24)	49
Deposits of fixed account values, including the fixed portion of variable	491	587	593
Withdrawals of fixed account values, including the fixed portion of variable	(361)	(345)	(332)
Transfers to and from separate accounts, net	34	(84)	(139)
Common stock issued for benefit plans	(2)	(3)	(2)
Dividends paid to The Lincoln National Life Insurance Company	(102)	(86)	(119)
Net cash provided by (used in) financing activities	34	45	50

Net increase (decrease) in cash, invested cash and restricted cash	21	51	(34)
Cash, invested cash and restricted cash as of beginning-of-year	82	31	65
Cash, invested cash and restricted cash as of end-of-year	$103	$82	$31

See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company”, which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York.  LLANY is principally engaged in the sale of wealth protection, accumulation, retirement income and group protection products and solutions.  These products are marketed primarily through personal-producing general agents and brokers throughout the U.S.  LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 16 for additional information.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain financial assets, derivatives, allowances for credit losses, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill and other intangibles, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), income taxes including the recoverability of our deferred tax assets and the potential effects of resolving litigated matters.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Fixed Maturity Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as fixed maturity AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our fixed maturity AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.    For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all fixed maturity AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.    For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our fixed maturity AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

Fixed Maturity AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require a credit loss allowance.

For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are credit impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an impairment has occurred, and a credit loss allowance is recorded, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  The remainder of the decline to fair value related to factors other than credit loss is recorded in other comprehensive income (“OCI”) to unrealized losses on fixed maturity AFS securities on our Statements of Stockholder’s Equity, as this amount is considered a noncredit impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	The extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of a credit loss impairment through a credit loss allowance, we continue to reassess the expected cash flows of the debt security at each subsequent measurement date as necessary.  If the measurement of credit loss changes, we recognize a provision for (or reversal of) credit loss expense through realized gain (loss) on our Statements of Comprehensive Income (Loss), limited by the amount that amortized cost exceeds fair value.  Losses are charged against the allowance for credit losses when management believes the uncollectibility of a debt security is confirmed or when either of the criteria regarding intent or requirement to sell is met.  Accrued interest on debt securities is written-off when deemed uncollectible.

To determine the recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS portfolio, including current credit enhancements and trends in the underlying collateral performance to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of borrower creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security requires a credit loss allowance.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity, with higher severity assumed for investor properties and further adjusted by housing price assumptions.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for a credit loss by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired through a credit loss allowance or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no credit loss allowance is required.  Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then an impairment through a credit loss allowance is recognized.

We further monitor the cash flows of all of our debt securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our debt securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment through a credit loss allowance for the security.

Equity Securities

Equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on our Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.  Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial mortgage loans and are generally carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of allowance for credit losses.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are likewise credited to the allowance for credit losses.  Accrued interest on mortgage loans is written-off when deemed uncollectible.

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans.  Our model estimates expected credit losses over the contractual terms of the loans, which are the periods over which we are exposed to credit risk, adjusted for expected prepayments.  Credit loss estimates are segmented by mortgage loans and unfunded commitments related to mortgage loans.

The allowance for credit losses for pooled loans of similar risk is estimated using relevant historical credit loss information adjusted for current conditions and reasonable and supportable forecasts of future conditions.  Historical credit loss experience provides the basis for the estimation of expected credit losses with adjustments for differences in current loan-specific risk characteristics, such as differences in underwriting standards, portfolio mix, delinquency level, or term lengths as well as adjustments for changes in environmental conditions, such as unemployment rates, property values, or other factors that management deems relevant.  We apply probability weights to the positive, base and adverse scenarios we use.  For periods beyond our reasonable and supportable forecast, we use implicit mean reversion over the remaining life of the recoverable, meaning our model will inherently revert to the baseline scenario as the baseline is representative of the historical average over a longer period of time.

Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific credit loss allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.

Allowance for credit losses are maintained at a level we believe is adequate to absorb current expected lifetime credit losses.  Our periodic evaluation of the adequacy of the allowance for credit losses is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, reasonable and supportable forecasts about the future and other relevant factors.

Mortgage loans on real estate are presented net of the allowance for credit losses on our Balance Sheets.  Changes in the allowance are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).  Mortgage loans on real estate deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Our mortgage loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the mortgage loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a credit loss allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.  These credit quality metrics are monitored and reviewed at least annually.

We have off-balance sheet commitments related to mortgage loans. As such, an allowance for credit losses is developed based on the process outlined above, along with an internally developed conversion factor.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, and equity market risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We have certain variable annuity products with guaranteed withdrawal benefit (“GWB”) and guaranteed income benefit (“GIB”) features that are embedded derivatives and reported as either assets or liabilities on our Balance Sheets. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Other Investments

Other investments consists primarily of initial margin posted as collateral for entering into derivative transactions.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no intangible balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as fixed maturity AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of insurance ceded on our Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on our Balance Sheets.  Assets and liabilities and revenue and expenses from certain reinsurance contracts that grant statutory surplus relief are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received to be considered on deposit with the reinsurer and such amounts are reported in other assets on our Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets are adjusted.

We estimated an allowance for credit losses for all reinsurance recoverables and related reinsurance deposit assets.  As such, we performed a quantitative analysis using a probability of loss approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting.  The credit loss allowance is a general allowance for pools of receivables with similar risk characteristics segmented by credit risk ratings and receivables assessed on an individual basis that do not share similar risk characteristics where we anticipate a credit loss over the life of reinsurance-related assets.

Our model uses relevant internal or external historical loss information adjusted for current conditions and reasonable and supportable forecasts of future events and conditions in developing our loss estimate.  We utilized historical credit rating data to form an estimation of probability of default of counterparties by means of a transition matrix that provides the rates of credit migration for credit ratings transitioning to impairment.  We updated reinsurer credit ratings during the quarter to incorporate the most up-to-date information on the current state of the financial stability of our reinsurers.  To simulate changes in economic conditions, we used positive, base and adverse scenarios that include varying levels of loss given default assumptions to reflect the impact of changes in severity of losses.  We applied probability weights to the positive, base and adverse scenarios.  For periods beyond our reasonable and supportable forecasts, we used implicit mean reversion over the remaining life of the recoverable.  Additionally, we considered factors that impact our exposure at default that are driven by actuarial expectations around term and mortality assumptions rather than being directly driven by market or economic environment.

Our model estimates the expected credit losses over the life of the reinsurance asset.  Credit loss estimates are segmented based on counterparty credit risk.  Our modeling process utilizes counterparty credit ratings, collateral types and amounts, and term and run-off assumptions.  For reinsurance recoverables that do not share similar risk characteristics, we assessed on an individual basis to determine a specific credit loss allowance.

We estimated expected credit losses over the contractual term of the recoverable, which is the period during which we are exposed to the credit risk.  Reinsurance recoverables may not have explicit contractual lives, but are tied to the underlying insurance products; as a result, we estimated the contractual life by utilizing actuarial estimates of the timing of payouts related to those underlying products.

Reinsurance agreements often require the reinsurer to collateralize the recoverable with funds in a trust account for the benefit of the ceding insurance entity that can reduce the expected credit losses on a given agreement.  As such, we review reinsurance collateral by individual agreement to sensitize risk of loss based on level of collateralization.  This review is driven by the assumption that non-collateralized reinsurance recoverables would have materially higher losses in time of default.  Therefore, reinsurance recoverables are pooled as either fully-collateralized or non-collateralized.

Reinsurance recoverables are presented net of the allowance for credit losses on our Balance Sheets.  Changes in the allowance for credit losses are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).  Reinsurance recoverables deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of certain reinsurance assets, net of allowance for credit losses, prepaid expenses, DSI, specifically identifiable intangible assets and service agreement receivables.  Other liabilities consist primarily of current and deferred taxes, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, employee benefit liabilities, collateral payable for derivative investments and short-term debt.

Other assets and other liabilities on our Balance Sheets include guaranteed living benefit (“GLB”) features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR. Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are related to credit loss or non-credit, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit (“GDB”), GWB and GIB features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 2 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well as the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that are equal to deposits net of withdrawals, excluding surrender charges and fees, plus interest credited, and if applicable an additional reserve for other insurance benefit guarantees.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 7.50%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Statements of Comprehensive Income (Loss).

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  Dividends to participating policies were $20 million, $20 million and $21 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned.  Wholesaling-related 12b-1 fees received from separate account fund sponsors as compensation for servicing the underlying mutual funds are recorded as revenues based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group insurance products consist primarily of term life, disability and dental.

Net Investment Income

We earn investment income on the underlying general account investments supporting our fixed products less related expenses.  Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the fixed maturity AFS securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) includes realized gains and losses from the sale of investments, write-downs for impairments of investments and changes in the allowance for credit losses for financial assets, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance embedded derivatives.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Interest Credited

We credit interest to our contract holder account balances based on the contractual terms supporting our products.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Postretirement Benefit Plans

Our employees participate in the following post-retirement benefit plans that are sponsored by LNC and LNL:

•	Defined benefit pension plans for certain employees and agents;
•	Other post-retirement benefit plans for certain retired employees and agents that provide health care and life insurance;
•	Tax-qualified defined contribution plans for eligible employees and agents; and
•	Non-qualified deferred compensation plans for certain current and former employees, agents and non-employee directors.

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

Our employees and agents are included in LNC’s stock-based incentive compensation plans that provide for the issuance of stock options, performance shares and restricted stock units.  In general, we expense the fair value of stock awards included in LNC’s incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost.  Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income (Loss).

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries.  Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis.  The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.

2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements.  ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters

ASU 2016-13, Financial Instruments – Credit Losses (Topic 326):  Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), Measurement of Credit Losses on Financial Instruments and related amendments

These amendments adopt a new model in ASC Topic 326 to measure and recognize credit losses for most financial assets.  The ASU requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected over the life of the asset using a credit loss allowance.  Changes in the allowance are charged to earnings.  The measurement of expected credit losses is based on relevant information about past events, including historical experience, as well as current economic conditions and reasonable and supportable forecasts that affect the collectability of the financial asset.  The method used to measure estimated credit losses for fixed maturity AFS securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those securities.  The amendments permit entities to recognize improvements in credit loss estimates on fixed maturity AFS securities by reducing the allowance account immediately through earnings.  The amendments are adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption was permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

The adoption of this standard and related amendments resulted in the recognition of a cumulative effect decrease of $18 million, net of DAC, VOBA, DSI, DFEL and changes in other contract holder funds, after-tax, to retained earnings.  The overall adjustment recorded our allowance for credit losses as of the date of adoption, primarily related to mortgage loans, as well as reinsurance recoverables.  Upon adoption of the standard, the concept of other-than-temporary impairment (“OTTI”) no longer exists; however, our prior period presentation herein is reflective of OTTI recorded in those periods.

ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, Topic 815, Derivatives and Hedging and Topic 825, Financial Instruments

These amendments clarify the measurement, recognition and presentation of the allowance for credit losses on accrued interest receivable balances; the inclusion of recoveries when estimating the allowance for credit losses; the inclusion of all ASC Topic 944 – Financial Services – Insurance reinsurance recoverables within the scope of ASC 326-20; and provide additional targeted clarifications on the calculation of the allowance for credit losses.

These amendments also make targeted clarifications to ASC Topics 815 and 825.  Early adoption was permitted.

January 1, 2020

Our adoption of ASU 2016-13 and related amendments is discussed above.  The adoption of the remainder of this guidance did not have a material impact on our financial condition and results of operations.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2020-04, Reference Rate Reform (Topic 848)

The amendments in this update provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.  The amendments provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions impacted by reference rate reform.  If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform.  Additionally, changes to the critical terms of a hedging relationship affected by reference rate reform will not require entities to de-designate the relationship if certain requirements are met.  The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, with certain exceptions.  The amendments are effective for contract modifications made between March 12, 2020, and December 31, 2022.

March 12, 2020 through December 31, 2022

This standard may be elected and applied prospectively as reference rate reform unfolds.  We have begun our implementation and are currently evaluating the impact of this ASU on our financial condition and results of operations.

ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts and related amendments

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and DAC.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  The ASU is currently effective January 1, 2023, and early adoption is permitted.

		January 1, 2023	We are currently evaluating the impact of adopting this ASU on our financial condition and results of operations.

3.  Investments

Fixed Maturity AFS Securities

In 2020, we adopted ASU 2016-13, which resulted in a new recognition and measurement of credit losses on most financial assets.  See Note 2 for additional information.

The amortized cost, gross unrealized gains, losses, allowance for credit losses and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2020
				Allowance
	Amortized	Gross Unrealized		for Credit	Fair
	Cost	Gains	Losses	Losses	Value
Fixed maturity AFS securities:
Corporate bonds	$6,175	$1,405	$4	$-	$7,576
U.S. government bonds	15	3	-	-	18
State and municipal bonds	479	119	-	-	598
Foreign government bonds	25	5	-	-	30
RMBS	321	37	-	-	358
CMBS	49	3	-	-	52
ABS	124	10	-	-	134
Hybrid and redeemable preferred securities	78	10	6	-	82
Total fixed maturity AFS securities	$7,266	$1,592	$10	$-	$8,848

The amortized cost, gross unrealized gains, losses, OTTI and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2019
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$6,192	$790	$26	$-	$6,956
U.S. government bonds	15	3	-	-	18
State and municipal bonds	413	78	1	-	490
Foreign government bonds	32	4	-	-	36
RMBS	333	21	1	(2)	355
CMBS	24	1	-	-	25
ABS	107	2	2	(7)	114
Hybrid and redeemable preferred securities	31	8	-	-	39
Total fixed maturity AFS securities	$7,147	$907	$30	$(9)	$8,033

(1)

Prior to the adoption of ASU 2016-13, we recognized the OTTI attributed to noncredit factors as a separate component in OCI referred to as unrealized OTTI on fixed maturity AFS securities.  This includes unrealized (gains) and losses on credit-impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2020, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$260	$264
Due after one year through five years	526	573
Due after five years through ten years	1,087	1,287
Due after ten years	4,899	6,180
Subtotal	6,772	8,304
Structured securities (RMBS, CMBS, ABS)	494	544
Total fixed maturity AFS securities	$7,266	$8,848

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses of fixed maturity AFS securities (dollars in millions) for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2020
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$116	$3	$5	$1	$121	$4
Hybrid and redeemable
preferred securities	44	6	-	-	44	6
Total fixed maturity AFS securities	$160	$9	$5	$1	$165	$10

Total number of fixed maturity AFS securities in an unrealized loss position						41

(1)	We recognized less than $1 million of gross unrealized losses in OCI for fixed maturity AFS securities for which an allowance for credit losses has been recorded.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of fixed maturity AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2019
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$121	$2	$95	$24	$216	$26
State and municipal bonds	30	1	-	-	30	1
RMBS	61	1	-	-	61	1
ABS	18	-	11	2	29	2
Total fixed maturity AFS securities	$230	$4	$106	$26	$336	$30

Total number of fixed maturity AFS securities in an unrealized loss position						94

The fair value, gross unrealized losses (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

As of December 31, 2020
		Gross	Number
	Fair	Unrealized	of
	Value	Losses	Securities (1)
Nine months or greater, but less than twelve months	$4	$1	1

(1)	We may reflect a security in more than one aging category based on various purchase dates.

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2019
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Twelve months or greater	$36	$21	$-	7

(1)	We may reflect a security in more than one aging category based on various purchase dates.

Our gross unrealized losses on fixed maturity AFS securities decreased by $20 million for the year ended December 31, 2020.  As discussed further below, we believe the unrealized loss position as of December 31, 2020, did not require an impairment recognized in earnings as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the difference in the fair value compared to the amortized cost was due to factors other than credit loss.  Based upon this evaluation as of December 31, 2020, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums, fee income and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our impaired securities.

As of December 31, 2020, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2020, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each impaired security.

Credit Loss Impairment on Fixed Maturity AFS Securities

We regularly review our fixed maturity AFS securities for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require an allowance for credit losses.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our fixed maturity AFS securities.

There was less than $1 million of changes in the allowance for credit losses on fixed maturity AFS securities for the year ended December 31, 2020.  Accrued interest receivable on fixed maturity AFS securities totaled $79 million as of December 31, 2020, and was excluded from the estimate of credit losses.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended
	December 31,
	2019	2018
Balance as of beginning-of-year	$39	$39
Increases attributable to:
Credit losses on securities for which an
OTTI was not previously recognized	-	-
Decreases attributable to:
Securities sold, paid down or matured	(18)	-
Balance as of end-of-year	$21	$39

Mortgage Loans on Real Estate

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2020	2019
Current	$951	$916
30 to 59 days past due	-	-
60 to 89 days past due	-	-
90 or more days past due	-	-
Allowance for credit losses	(8)	-
Unamortized premium (discount)	-	-
Mark-to-market gains (losses)	-	-
Total carrying value	$943	$916

Our mortgage loan portfolio has the largest concentrations in New York, which accounted for 39% and 45% of mortgage loans on real estate as of December 31, 2020 and 2019, respectively, and California, which accounted for 22% and 18% of mortgage loans on real estate as of December 31, 2020 and 2019, respectively.

For our mortgage loans, there were no specifically identified impaired loans as of December 31, 2020 and 2019.  There were no mortgage loans on real estate on nonaccrual status as of December 31, 2020, and January 1, 2020.

We use loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans on real estate (dollars in millions) as follows:

	As of December 31, 2020			As of December 31, 2019
			Debt-			Debt-
			Service			Service
	Amortized	% of	Coverage	Amortized	% of	Coverage
Loan-to-Value Ratio	Cost	Total	Ratio	Cost	Total	Ratio
Less than 65%	$930	97.8%	2.63	$888	96.9%	2.90
65% to 74%	13	1.4%	1.87	28	3.1%	1.39
75% to 100%	8	0.8%	0.71	-	0.0%	0.00
Total	$951	100.0%		$916	100.0%

The amortized cost of mortgage loans on real estate (dollars in millions) by year of origination and credit quality indicator was as follows:

	As of December 31, 2020
		Debt-		Debt-		Debt-
		Service		Service		Service
	Less	Coverage	65%	Coverage	75%	Coverage
	than 65%	Ratio	to 74%	Ratio	to 100%	Ratio	Total
Origination Year
2020	$90	3.16	$-	-	$-	-	$90
2019	188	2.85	-	-	-	-	188
2018	116	2.08	3	1.62	8	0.71	127
2017	119	2.30	5	1.59	-	-	124
2016	103	1.74	-	-	-	-	103
2015 and prior	314	2.95	5	2.23	-	-	319
Total	$930		$13		$8		$951

Credit Losses on Mortgage Loans on Real Estate

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as related unfunded commitments.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our mortgage loans on real estate.

Changes in the allowance for credit losses on mortgage loans on real estate (in millions) were as follows:

For the
Year Ended
December 31,
2020
Balance as of beginning-of-year	$-
Impact of adopting ASU 2016-13	3
Additions from provision for credit loss expense (1)	2
Additions from purchases of PCD mortgage loans on real estate (2)	-
Additions (reductions) for mortgage loans on real estate for which
credit losses were previously recognized (1)	3
Balance as of end-of-year (3)	$8

(1)

Due to changes in economic projections driven by the impact of the COVID-19 pandemic, the provision for credit loss expense increased by $5 million for the year ended December 31, 2020.  For the year ended December 31, 2020, we recognized less than $1 million of credit loss expense related to unfunded commitments for mortgage loans on real estate.

(2)	Represents purchased credit-deteriorated (“PCD”) mortgage loans on real estate.
(3)	Accrued interest receivable on mortgage loans on real estate totaled $3 million as of December 31, 2020, and was excluded from the estimate of credit losses.

There were no changes in the allowance for credit losses associated with impaired mortgage loans on real estate for the years ended December 31, 2019 and 2018.

Net Investment Income

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Fixed maturity AFS securities	$329	$340	$349
Mortgage loans on real estate	37	36	32
Policy loans	13	15	5
Invested cash	1	1	1
Commercial mortgage loan prepayment
and bond make-whole premiums	3	10	7
Investment income	383	402	394
Investment expense	(2)	(3)	(3)
Net investment income	$381	$399	$391

Impairments on Fixed Maturity AFS Securities

For the year ended December 31, 2020, we recognized less than $1 million of credit loss expense and write-downs taken as a result of impairments through net income (loss), pursuant to ASU 2016-13.  For the years ended December 31, 2019 and 2018, prior to the adoption of ASU 2016-13, we did not recognize any write-downs taken as a result of OTTI through net income (loss).

For the years ended December 31, 2019 and 2018, we recorded less than $1 million of OTTI recognized in OCI.

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on our Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2020		As of December 31, 2019
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$8	$8	$14	$14

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  See Note 4 for additional information.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2020	2019	2018
Collateral payable for derivative investments	$(6)	$14	$-

Investment Commitments

As of December 31, 2020, our investment commitments were $88 million, which included $60 million of mortgage loans on real estate and $28 million of private placement securities.

Concentrations of Financial Instruments

As of December 31, 2020, our most significant investments in one issuer were our investments in securities issued by the Government National Mortgage Association and by the Federal Home Loan Mortgage Corporation with a fair value of $125 million and $114 million, respectively, or 1% of total investments.  As of December 31, 2019, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation and by the Government National Mortgage Association with a fair value of $125 million and $113 million, respectively, or 1% of total investments.  These concentrations include fixed maturity AFS and equity securities.

As of December 31, 2020 and 2019, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry with a fair value of $1.5 billion and $1.3 billion, respectively, or 15% and 14%, respectively, of total investments, and our investments in securities in the utilities and financial services industries with a fair value of $1.3 billion and $1.2 billion, respectively, or 13% of total investments.  These concentrations include fixed maturity AFS and equity securities.

Assets on Deposit

We had investment assets on deposit with regulatory agencies with a fair value of $16 million and $15 million as of December 31, 2020 and 2019, respectively.

4.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, and equity market risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 15 for additional disclosures related to the fair value of our derivative instruments.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps to hedge the interest rate exposure within our life products related to the forecasted purchases of certain assets.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities or the anticipated future cash flows of floating rate fixed maturity securities due to changes in interest rates.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy. These instruments are economic hedges unless otherwise noted and include:

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500® Index

Our indexed annuity and indexed universal life insurance (“IUL”) contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates. At the end of each indexed term, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We use call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

We transfer the majority of the liability for our GWB and GIB features to LNL that uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features.  Changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.  We rebalance our hedge positions based upon changes in these factors as needed.  While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500® Index.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  We use options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Reinsurance Related Embedded Derivatives

We have an inter-company agreement where Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), an affiliated insurer, assumes the risk under certain UL contracts for no-lapse benefit guarantees.  If the contract holders’ account value is insufficient to pay the cost of insurance charges required to keep the policy in force, and the contract holder has made the required deposits, we will be reimbursed for those charges.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2020			As of December 31, 2019
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$120	$11	$3	$150	$15	$2
Foreign currency contracts (1)	54	-	6	27	-	3
Total cash flow hedges	174	11	9	177	15	5
Non-Qualifying Hedges
Interest rate contracts (1)	128	-	-	250	-	-
Equity market contracts (1)	101	5	-	12	1	-
Embedded derivatives:
GLB direct (2)	-	-	2	-	-	4
GLB ceded (2)	-	3	-	-	4	-
Reinsurance related (3)	-	18	-	-	15	-
Indexed annuity and IUL contracts (4)	-	-	2	-	-	2
Total derivative instruments	$403	$37	$13	$439	$35	$11

(1)	Reported in derivative investments and other liabilities on our Balance Sheets.
(2)	Reported in other assets and other liabilities on our Balance Sheets.
(3)	Reported in reinsurance related embedded derivatives on our Balance Sheets.
(4)	Reported in future contract benefits on our Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2020
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$75	$45	$-	$128	$-	$248
Foreign currency contracts (2)	-	-	7	47	-	54
Equity market contracts	101	-	-	-	-	101
Total derivative instruments
with notional amounts	$176	$45	$7	$175	$-	$403

(1)	As of December 31, 2020, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 30, 2022.
(2)	As of December 31, 2020, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 17, 2050.

The change in our unrealized gain (loss) on derivative instruments within AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2020	2019	2018
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$8	$-	$1
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the year:
Cash flow hedges:
Interest rate contracts	(6)	13	(1)
Foreign currency contracts	-	(1)	-
Change in foreign currency exchange rate adjustment	(3)	(1)	-
Change in DAC, VOBA, DSI and DFEL	1	(1)	-
Income tax benefit (expense)	2	(2)	-
Balance as of end-of-year	$2	$8	$-

The effects of qualifying and non-qualifying hedges (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	Gain (Loss) Recognized in Income
	For the Years Ended December 31,
	2020		2019
	Realized	Net	Realized	Net
	Gain	Investment	Gain	Investment
	(Loss)	Income	(Loss)	Income
Total Line Items in which the Effects of Fair Value
or Cash Flow Hedges are Recorded	$40	$381	$29	$399

Non-Qualifying Hedges
Interest rate contracts	57	-	43	-
Equity market contracts	2	-	-	-
Embedded derivatives:
GLB	1	-	1	-
Indexed annuity and IUL contracts	-	-	(1)	-

The gains (losses) on derivative instruments (in millions) recorded within net income (loss) on our Statements of Comprehensive Income (Loss) were as follows:

For the Year Ended December 31,
2018
Non-Qualifying Hedges
Interest rate contracts (1)	$1
Embedded derivatives:
GLB (1)	(1)
Total derivative instruments	$-

(1)	Reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

As of December 31, 2020, less than $1 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2020, the NPR adjustment was zero.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, we have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  We did not have any exposure as of December 31, 2020 or 2019.

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2020		As of December 31, 2019
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LLANY	Counter-	LLANY
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LLANY)	Party)	LLANY)	Party)

AA-	$-	$-	$-	$-
A+	8	(2)	14	-
A	-	-	-	-
	$8	$(2)	$14	$-

Balance Sheet Offsetting

Information related to the effects of offsetting (in millions) was as follows:

	As of December 31, 2020
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$16	$21	$37
Gross amounts offset	(7)	-	(7)
Net amount of assets	9	21	30
Gross amounts not offset:
Cash collateral	(8)	-	(8)
Net amount	$1	$21	$22

Financial Liabilities
Gross amount of recognized liabilities	$3	$4	$7
Gross amounts offset	(1)	-	(1)
Net amount of liabilities	2	4	6
Gross amounts not offset:
Cash collateral	(2)	-	(2)
Net amount	$-	$4	$4

	As of December 31, 2019
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$16	$19	$35
Gross amounts offset	(5)	-	(5)
Net amount of assets	11	19	30
Gross amounts not offset:
Cash collateral	(14)	-	(14)
Net amount	$(3)	$19	$16

Financial Liabilities
Gross amount of recognized liabilities	$-	$6	$6
Gross amounts offset	-	-	-
Net amount of liabilities	-	6	6
Gross amounts not offset:
Cash collateral	-	-	-
Net amount	$-	$6	$6

5.  Federal Income Taxes

The federal income tax expense (benefit) (in millions) was as follows:

	For the Years Ended December 31,
	2020	2019	2018
Current	$8	$35	$15
Deferred	2	12	(13)
Federal income tax expense (benefit)	$10	$47	$2

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2020	2019	2018
Income (loss) before taxes	$70	$252	$73
Federal statutory rate	21%	21%	21%
Federal income tax expense (benefit) at federal statutory rate	15	53	16
Effect of:
Tax-preferred investment income (1)	(4)	(4)	(3)
Tax credits	(2)	(2)	(1)
Tax impact associated with the Tax Cuts and Jobs Act (2)	-	(1)	(9)
Other items	1	1	(1)
Federal income tax expense (benefit)	$10	$47	$2
Effective tax rate	14%	19%	3%

(1)	Relates primarily to dividends eligible for the dividends-received deduction.
(2)

In 2018, we recognized a $9 million tax benefit from the impact of the reduced federal statutory rate under the Tax Cuts and Jobs Act (the “Tax Act”) on our adoption of an Internal Revenue Service pronouncement related to variable annuity contracts.  In 2019, we recognized a $1 million tax benefit from the impact of the reduced corporate tax rate under the Tax Act on our election to revalue policyholder tax reserves.

We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2020	2019
Current	$8	$(15)
Deferred	(477)	(344)
Total federal income tax asset (liability)	$(469)	$(359)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2020	2019
Deferred Tax Assets
Investment activity	$34	$26
Other	1	1
Total deferred tax assets	$35	$27
Deferred Tax Liabilities
DAC	$5	$10
VOBA	40	58
Net unrealized gain on fixed maturity AFS securities	333	186
Future contract benefits and other contract holder funds	121	112
Other	13	5
Total deferred tax liabilities	$512	$371
Net deferred tax asset (liability)	$(477)	$(344)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of all of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  With few exceptions for limited scope review, we are no longer subject to U.S. federal examinations for years before 2017.  In the first quarter of 2021, the Internal Revenue Service commenced an examination of our refund claims for 2014 and 2015 that is anticipated to be completed by the end of 2021.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  As of December 31, 2020 and 2019, we did not have any material unrecognized tax benefits; therefore, we did not have any related accrued interest and penalty expense.  Additionally, for the years ended December 31, 2020, 2019 and 2018, we did not recognize any interest and penalty expense related to uncertain tax positions.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.

6.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Balance as of beginning-of-year	$177	$392	$372
Deferrals	23	37	31
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(25)	(39)	(40)
Unlocking	(26)	(33)	(28)
Adjustment related to realized (gains) losses	(5)	(2)	(3)
Adjustment related to unrealized (gains) losses	14	(178)	60
Balance as of end-of-year	$158	$177	$392

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Balance as of beginning-of-year	$276	$186	$187
Amortization:
Amortization, excluding unlocking	(29)	(33)	(33)
Unlocking	(44)	150	(13)
Accretion of interest (1)	17	12	12
Adjustment related to realized gains (losses)	(2)	-	-
Adjustment related to unrealized (gains) losses	(29)	(39)	33
Balance as of end-of-year	$189	$276	$186

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 5.7% to 6.6%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2020, was as follows:

2021	$16
2022	17
2023	18
2024	18
2025	18

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Balance as of beginning-of-year	$6	$7	$8
Deferrals	-	-	1
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(1)	(1)	(2)
Balance as of end-of-year	$5	$6	$7

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Balance as of beginning-of-year	$104	$159	$129
Deferrals	19	27	23
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(4)	(9)	(6)
Unlocking	(22)	(15)	(13)
Adjustment related to realized (gains) losses	(6)	-	(1)
Adjustment related to unrealized (gains) losses	(46)	(58)	27
Balance as of end-of-year	$45	$104	$159

7.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2020	2019	2018
Direct insurance premiums and fee income	$673	$691	$679
Reinsurance ceded	(194)	(187)	(184)
Total insurance premiums and fee income	$479	$504	$495

Direct insurance benefits	$671	$587	$595
Reinsurance recoveries netted against benefits	(268)	(182)	(231)
Total benefits	$403	$405	$364

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 18, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2020, the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured 26% of the mortality risk on newly issued life insurance contracts in 2020.  Portions of our variable and deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2020 and 2019, the reserves associated with these reinsurance arrangements totaled $3 million.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Reinsurance does not discharge us from our primary obligation to contract holders for losses incurred under the policies we issue. We evaluate each reinsurance agreement to determine whether the agreement provides indemnification against loss or liability.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $527 million and $536 million as of December 31, 2020 and 2019, respectively.

Adoption of ASU 2016-13

In 2020, we adopted ASU 2016-13, which resulted in a new recognition and measurement of credit losses on most financial assets.  We established a credit loss allowance of $20 million as of January 1, 2020, for reinsurance-related assets for the risk of credit losses inherent in reinsurance transactions.  During 2020, there have not been any changes to the credit loss allowance that would be material to our financial statements.  See Note 2 for additional information.  See Note 1 for a detailed discussion regarding our accounting policy relating to the allowance for credit losses on our reinsurance-related assets.

See “Realized Gain (Loss)” in Note 12 for information on reinsurance related embedded derivatives.

8.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2020
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(136)	-	-
Total goodwill	$162	$(136)	$-	$26

	For the Year Ended December 31, 2019
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(136)	-	-
Total goodwill	$162	$(136)	$-	$26

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2020 and 2019, we performed our annual quantitative goodwill impairment test for our Annuities reporting unit, and, as of each such date, the fair value was in excess of the reporting unit’s carrying value.

The gross carrying amounts and accumulated amortization (in millions) for our major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2020		As of December 31, 2019
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$7	$4	$7	$4

Future estimated amortization of the specifically identifiable intangible assets was immaterial as of December 31, 2020.

9.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2020 (1)	2019 (1)
Return of Net Deposits
Total account value	$5,232	$4,914
Net amount at risk (2)	1	2
Average attained age of contract holders	65 years	64 years

Anniversary Contract Value
Total account value	$1,364	$1,296
Net amount at risk (2)	3	4
Average attained age of contract holders	70 years	70 years

(1)	Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.
(2)	Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Balance Sheets:

	For the Years Ended December 31,
	2020	2019	2018
Balance as of beginning-of-year	$4	$6	$3
Changes in reserves	-	(2)	3
Balance as of end-of-year	$4	$4	$6

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2020	2019
Asset Type
Domestic equity	$2,761	$2,507
International equity	826	790
Fixed income	2,030	1,941
Total	$5,617	$5,238

Percent of total variable annuity
separate account values	90%	91%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 31% and 30% of total life insurance in-force reserves as of December 31, 2020 and 2019, respectively.

10.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws and unclaimed property laws.

From time to time, we may have various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2020.  While the potential future charges could be material in the particular period in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LLANY’s financial condition.

Cost of Insurance Litigation

Hanks v. Lincoln Life & Annuity Company of New York (“LLANY”) and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 1:16-cv-6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  On March 13, 2019, the court issued an order granting plaintiff’s motion for class certification for the breach of contract claim and denying such motion with respect to the unjust enrichment claim against LLANY, and, on September 12, 2019, the court issued an order approving the parties’ joint stipulation of dismissal with respect to the unjust enrichment claim and dismissed LLANY as a defendant in the case.  In light of LLANY’s role as reinsurer and administrator under the 1998 coinsurance agreement with Aetna (now Voya), and of the parties’ rights and obligations thereunder, LLANY continues to be actively engaged in the defense of this case.  On September 30, 2020, the court denied plaintiff’s motion for summary judgment and granted in part Voya’s motion for summary judgment.  The court has not yet set a trial date, and we continue to vigorously defend this action.

Vida Longevity Fund, LP v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:19-cv-06004, is a putative class action that was filed on June 27, 2019.  Plaintiff alleges that LLANY charged more for non-guaranteed cost of insurance than was permitted by the policies.  Plaintiff seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and which contain non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policies.  Plaintiff also seeks to represent a sub-class of such policyholders who own or owned “life insurance policies issued in the State of New York.”  Plaintiff seeks damages on behalf of the policyholder class and sub-class.  We are vigorously defending this matter.

Other Litigation

Andrew Nitkewicz v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:20-cv-06805, is a putative class action that was filed on August 24, 2020.  Plaintiff Andrew Nitkewicz, as trustee of the Joan C. Lupe Trust, seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and for which planned annual, semi-annual, or quarterly premiums were paid for any period beyond the end of the policy month of the insured’s death.  Plaintiff alleges LLANY failed to refund unearned premium in violation of New York Insurance Law Section 3203(a)(2) in connection with the payment of death benefit claims for certain insurance policies.  Plaintiff seeks compensatory damages and pre-judgment interest on behalf of the various classes and sub-class.  We are vigorously defending this matter.

Commitments

Vulnerability from Concentrations

As of December 31, 2020, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.  However, we do have a concentration in a market and geographic area in which business is conducted.  For the years ended December 31, 2020 and 2019, 87% of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(1) million and $(2) million as of December 31, 2020 and 2019, respectively.

11.  Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2020	2019	2018
Unrealized Gain (Loss) on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$462	$13	$310
Cumulative effect from adoption of new accounting standards	9	-	62
Unrealized holding gains (losses) arising during the year	695	799	(573)
Change in foreign currency exchange rate adjustment	3	1	-
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	(48)	(236)	114
Income tax benefit (expense)	(139)	(118)	95
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(3)	(4)	(7)
Associated amortization of DAC, VOBA, DSI and DFEL	(5)	-	(1)
Income tax benefit (expense)	2	1	3
Balance as of end-of-year	$988	$462	$13
Unrealized OTTI on Fixed Maturity AFS Securities
Balance as of beginning-of-year	$9	$7	$7
(Increases) attributable to:
Cumulative effect from adoption of new accounting standards	(9)	-	-
Income tax benefit (expense)	-	-	1
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of
fixed maturity AFS securities	-	3	(1)
Change in DAC, VOBA, DSI and DFEL	-	-	-
Income tax benefit (expense)	-	(1)	-
Balance as of end-of-year	$-	$9	$7
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$8	$-	$1
Unrealized holding gains (losses) arising during the year	(6)	12	(1)
Change in foreign currency exchange rate adjustment	(3)	(1)	-
Change in DAC, VOBA, DSI and DFEL	1	(1)	-
Income tax benefit (expense)	2	(2)	-
Balance as of end-of-year	$2	$8	$-

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2020	2019	2018
Unrealized Gain (Loss) on Fixed Maturity
AFS Securities
Gross reclassification	$(3)	$(4)	$(7)	Realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(5)	-	(1)	Realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(8)	(4)	(8)	operations before taxes
Income tax benefit (expense)	2	1	3	Federal income tax expense (benefit)
Reclassification, net of income tax	$(6)	$(3)	$(5)	Net income (loss)

Unrealized OTTI on Fixed Maturity
AFS Securities
Gross reclassification	$-	$2	$-	Realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	-	-	Realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	-	2	-	operations before taxes
Income tax benefit (expense)	-	-	-	Federal income tax expense (benefit)
Reclassification, net of income tax	$-	$2	$-	Net income (loss)

12.    Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Fixed maturity AFS securities:
Gross gains	$1	$3	$1
Gross losses	(4)	(7)	(8)
Realized gain (loss) on equity securities (1)	(1)	-	-
Credit loss benefit (expense) on mortgage loans on real estate	(5)	-	-
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(5)	-	(1)
Total realized gain (loss) related to certain financial assets	(14)	(4)	(8)
Realized gain (loss) on the mark-to-market on certain
instruments (2)	57	43	1
GLB fees ceded to LNL and attributed fees:
Gross gain (loss)	(2)	(8)	(10)
Associated amortization of DAC, VOBA, DSI and DFEL	(1)	(2)	(2)
Total realized gain (loss)	$40	$29	$(19)

(1)	Includes market adjustments on equity securities still held of $(1) million and $0 for the years ended December 31, 2020 and 2019, respectively.
(2)	Represents changes in the fair values of certain derivative investments. See Notes 1 and 7 for information regarding Modco.

13.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2020	2019	2018
Commissions	$55	$66	$62
General and administrative expenses	60	75	65
Expenses associated with reserve financing	16	14	13
DAC and VOBA deferrals and interest, net of amortization	84	(94)	71
Taxes, licenses and fees	14	17	22
Total	$229	$78	$233

14.  Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York State Department of Financial Services, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

	As of December 31,
	2020	2019
U.S. capital and surplus	$997	$1,106

	For the Years Ended December 31,
	2020	2019	2018
U.S. net gain (loss) from operations, after-tax	$25	$102	$85
U.S. net income (loss)	23	99	80

Comparison of 2020 to 2019

Statutory net income (loss) decreased due primarily to unfavorable reserve strain on certain products and an increase in benefits, partially offset by favorable equity markets.

Comparison of 2019 to 2018

Statutory net income increased due primarily to more favorable reserve strain than experienced in the prior year on certain Annuities and Retirement Plan Services products, partially offset by higher death benefits, general insurance expenses and increased federal and foreign taxes incurred.

State Prescribed and Permitted Practices

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices include the use of a more conservative valuation interest rate on certain annuities and use of the continuous Commissioners’ Annuity Reserve Valuation Method in the calculation of reserves.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

	As of December 31,
	2020	2019
State Prescribed Practices
Conservative valuation rate on certain annuities	$(2)	$(2)
Calculation of reserves using continuous CARVM	(1)	-

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2020, the Company’s RBC ratio was in excess of 10  times the aforementioned company action level RBC.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL.  Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York State Department of Financial Services provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $25 million in 2021 without New York Department of Insurance approval.

15.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2020		As of December 31, 2019
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
Fixed maturity AFS securities	$8,848	$8,848	$8,033	$8,033
Equity securities	1	1	2	2
Mortgage loans on real estate	943	1,035	916	952
Derivative investments (1)	9	9	11	11
Other investments	19	19	20	20
Cash and invested cash	103	103	82	82
Reinsurance related embedded derivatives	18	18	15	15
Other assets – GLB ceded embedded
derivatives	3	3	4	4
Separate account assets	7,734	7,734	7,095	7,095

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(2)	(2)	(2)	(2)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(23)	(23)	(24)	(24)
Account values of certain investment contracts	(1,311)	(1,719)	(1,180)	(1,553)
Other liabilities:
Short-term debt	-	-	(26)	(26)
GLB direct embedded derivatives	(2)	(2)	(4)	(4)

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments approximates fair value and primarily includes cash collateral receivables.  The inputs used to measure the fair value of these assets are classified as Level 2 within the fair value hierarchy.  Other investments also includes Federal Home Loan Bank (“FHLB”) stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value.  The inputs used to measure the fair value of our FHLB stock are classified as Level 3 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2020 and 2019, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term Debt

The carrying value of short-term debt approximates fair value.  The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2020 or 2019, and we noted no changes in our valuation methodologies between these periods.  The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels:

	As of December 31, 2020
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$7,489	$87	$7,576
ABS	-	124	10	134
U.S. government bonds	18	-	-	18
Foreign government bonds	-	30	-	30
RMBS	-	357	1	358
CMBS	-	52	-	52
State and municipal bonds	-	598	-	598
Hybrid and redeemable preferred securities	-	76	6	82
Equity securities	1	-	-	1
Derivative investments (1)	-	11	5	16
Cash and invested cash	-	103	-	103
Reinsurance related embedded derivatives	-	18	-	18
Other assets – GLB ceded embedded derivatives	-	-	3	3
Separate account assets	34	7,700	-	7,734
Total assets	$53	$16,558	$112	$16,723

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2)	$(2)
Other liabilities:
Derivative liabilities (1)	-	(10)	-	(10)
GLB direct embedded derivatives	-	-	(2)	(2)
Total liabilities	$-	$(10)	$(4)	$(14)

	As of December 31, 2019
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$6,891	$65	$6,956
ABS	-	114	-	114
U.S. government bonds	18	-	-	18
Foreign government bonds	-	34	2	36
RMBS	-	352	3	355
CMBS	-	25	-	25
State and municipal bonds	-	490	-	490
Hybrid and redeemable preferred securities	-	38	1	39
Equity securities	2	-	-	2
Derivative investments (1)	-	-	16	16
Cash and invested cash	-	82	-	82
Reinsurance related embedded derivatives	-	15	-	15
Other assets – GLB direct embedded derivatives	-	-	4	4
Separate account assets	39	7,056	-	7,095
Total assets	$59	$15,097	$91	$15,247

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2)	$(2)
Other liabilities:
Derivative liabilities (1)	-	(2)	(3)	(5)
GLB direct embedded derivatives	-		(4)	(4)
Total liabilities	$-	$(2)	$(9)	$(11)

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2020
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$65	$2	$24	$(19)	$15	$87
ABS	-	-	-	10	-	10
Foreign government bonds	2	-	-	(2)	-	-
RMBS	3	-	-	-	(2)	1
Hybrid and redeemable
preferred securities	1	-	-	-	5	6
Derivative investments	13	2	33	(18)	(25)	5
Other assets – GLB ceded
embedded derivatives (4)	4	(1)	-	-	-	3
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(2)	-	-	-	-	(2)
Other liabilities – GLB direct
embedded derivatives (4)	(4)	2	-	-	-	(2)
Total, net	$82	$5	$57	$(29)	$(7)	$108

	For the Year Ended December 31, 2019
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$63	$6	$2	$(5)	$(1)	$65
ABS	-	-	-	2	(2)	-
Foreign government bonds	2	-	-	-	-	2
RMBS	-	-	-	3	-	3
CMBS	-	1	-	(1)	-	-
Hybrid and redeemable
preferred securities	2	-	(1)	-	-	1
Derivative investments	-	-	19	(6)	-	13
Other assets – GLB ceded
embedded derivatives (4)	15	(11)	-	-	-	4
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(1)	(1)	-	-	-	(2)
Other liabilities – GLB direct
embedded derivatives (4)	(16)	12	-	-	-	(4)
Total, net	$65	$7	$20	$(7)	$(3)	$82

	For the Year Ended December 31, 2018
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$89	$5	$(12)	$(19)	$-	$63
ABS	6	-	-	-	(6)	-
Foreign government bonds	2	-	-	-	-	2
RMBS	5	-	-	-	(5)	-
Hybrid and redeemable
preferred securities	2	-	-	-	-	2
Other assets: (4)
GLB direct embedded derivatives	21	(21)	-	-	-	-
GLB ceded embedded derivatives	-	15	-	-	-	15
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(2)	-	-	1	-	(1)
Other liabilities: (4)
GLB direct embedded derivatives	-	(16)	-	-	-	(16)
GLB ceded embedded derivatives	(21)	21	-	-	-	-
Total, net	$102	$4	$(12)	$(18)	$(11)	$65

(1)	The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 4).
(2)

Transfers into or out of Level 3 for fixed maturity AFS securities are reported at amortized cost as of the beginning-of-year.  The difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in the prior years.

(3)

Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and credit loss expense are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

(4)	Gains (losses) from the changes in fair value are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2020
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$44	$(58)	$-	$(1)	$(4)	$(19)
ABS	10	-	-	-	-	10
Foreign government bonds	-	-	(2)	-	-	(2)
RMBS	-	-	-	-	-	-
CMBS	-	-	-	-	-	-
Derivative investments	3	(21)	(1)	-	-	(18)
Total, net	$57	$(79)	$(3)	$(1)	$(4)	$(29)

	For the Year Ended December 31, 2019
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$7	$-	$-	$(1)	$(11)	$(5)
ABS	2	-	-	-	-	2
RMBS	3	-	-	-	-	3
CMBS	-	-	-	(1)	-	(1)
Derivative investments	-	(6)	-	-	-	(6)
Total, net	$12	$(6)	$-	$(2)	$(11)	$(7)

	For the Year Ended December 31, 2018
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$(11)	$-	$(1)	$(7)	$(19)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	-	-	1	-	1
Total, net	$-	$(11)	$-	$-	$(7)	$(18)

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2020	2019	2018
Derivative investments (1)	$2	$-	$-
Other assets – GLB direct and ceded	31	43	(7)
Other liabilities – GLB direct and ceded	(31)	(43)	7
Total, net (1)	$2	$-	$-

(1)	Included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following summarizes changes in unrealized gains (losses) included in OCI, net of tax, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

For the
Year Ended
December 31,
2020
Fixed maturity AFS securities:
Corporate bonds	$4
Hybrid and redeemable preferred securities	(1)
Total, net	$3

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2020
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$22	$(7)	$15
RMBS	1	(3)	(2)
Hybrid and redeemable
preferred securities	5	-	5
Derivative investments	-	(25)	(25)
Total, net	$28	$(35)	$(7)

	For the Year Ended December 31, 2019
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$11	$(12)	$(1)
ABS	-	(2)	(2)
Total, net	$11	$(14)	$(3)

	For the Year Ended December 31, 2018
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
ABS	$-	$(6)	$(6)
RMBS	-	(5)	(5)
Total, net	$-	$(11)	$(11)

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2020, 2019 and 2018, transfers in and out of Level 3 were attributable primarily to the securities’ observable market information no longer being available or becoming available.

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2020:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS
securities - corporate
bonds	$63	Discounted cash flow	Liquidity/duration adjustment (2)	0.2%	-	6.4%	1.7%
Other assets –
GLB direct and ceded
embedded derivatives	3	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.06%	-	1.35%	0.95%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.53%
Liabilities
Future contract benefits –
indexed annuity and IUL
contracts embedded
derivatives	(2)	Discounted cash flow	Lapse rate (3)	0%	-	9%	(10)
			Mortality rate (7)			(9)	(10)
Other liabilities –
GLB direct and ceded
embedded derivatives	(2)	Discounted cash flow	Long-term lapse rate (3)	1%	-	30%	(10)
			Utilization of guaranteed withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			NPR (6)	0.06%	-	1.35%	0.95%
			Mortality rate (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.53%

(1)	Unobservable inputs were weighted by the relative fair value of the instruments, unless otherwise noted.
(2)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(3)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(4)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(5)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(6)

The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract. The NPR input was weighted by the absolute value of the sensitivity of the reserve to the NPR assumption.

(7)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(8)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation. Volatility assumptions vary by fund due to the benchmarking of different indices. The volatility input was weighted by the relative account value assigned to each index.

(9)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(10)	A weighted average input range is not a meaningful measurement for lapse rate, utilization factors or mortality rate.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above would have resulted in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would have resulted in a decrease in the fair value measurement.
•

Indexed annuity and IUL contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would have resulted in a decrease in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would have resulted in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would have resulted in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input would not have affected the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see Note 1.

16.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), IUL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL and bank-owned UL and VUL products.

The Group Protection segment offers group non-medical insurance products, including short and long-term disability, absence management services, term life, dental, vision and accident and critical illness benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

Other Operations includes investments related to our excess capital, other corporate investments, benefit plan net liability, and the results of certain disability income business.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of financial assets;
▪	Changes in the fair value of equity securities;
▪	Changes in the fair value of embedded derivatives within certain reinsurance arrangements;
▪	GLB rider fees ceded to LNL; and
▪	The net valuation premium of the GLB attributed rider fees;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Acquisition and integration costs related to mergers and acquisitions; and

•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

The tables below reconcile our segment measures of performance to the GAAP measures presented in our Statements of Comprehensive Income (Loss) (in millions):

	For the Years Ended December 31,
	2020	2019	2018
Revenues
Operating revenues:
Annuities	$131	$162	$167
Retirement Plan Services	72	73	69
Life Insurance	545	560	548
Group Protection	97	92	82
Other Operations	27	27	30
Excluded realized gain (loss), pre-tax	28	19	(29)
Total revenues	$900	$933	$867

	For the Years Ended December 31,
	2020	2019	2018
Net Income (Loss)
Income (loss) from operations:
Annuities	$43	$49	$58
Retirement Plan Services	6	6	4
Life Insurance	(29)	121	8
Group Protection	(3)	(9)	(8)
Other Operations	21	21	23
Excluded realized gain (loss), after-tax	22	16	(23)
Net impact from the Tax Cuts and Jobs Act	-	1	9
Net income (loss)	$60	$205	$71

Other segment information (in millions) was as follows:

	For the Years Ended December 31,
	2020	2019	2018
Net Investment Income
Annuities	$28	$34	$37
Retirement Plan Services	63	63	60
Life Insurance	257	269	256
Group Protection	6	6	8
Other Operations	27	27	30
Total net investment income	$381	$399	$391

	For the Years Ended December 31,
	2020	2019	2018
Amortization of DAC and VOBA, Net of Interest
Annuities	$18	$21	$16
Retirement Plan Services	-	1	1
Life Insurance	86	(82)	84
Group Protection	3	3	2
Total amortization of DAC and VOBA, net of interest	$107	$(57)	$103

	For the Years Ended December 31,
	2020	2019	2018
Federal Income Tax Expense (Benefit)
Annuities	$7	$8	$11
Life Insurance	(8)	32	1
Group Protection	(1)	(2)	(2)
Other Operations	6	6	7
Excluded realized gain (loss)	6	4	(6)
Net impact from the Tax Cuts and Jobs Act	-	(1)	(9)
Total federal income tax expense (benefit)	$10	$47	$2

	As of December 31,
	2020	2019
Assets
Annuities	$6,898	$6,499
Retirement Plan Services	3,090	2,718
Life Insurance	9,624	9,077
Group Protection	176	172
Other Operations	837	747
Total assets	$20,625	$19,213

17.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2020	2019	2018
Income taxes paid (received)	$31	$7	$27

18.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Balance Sheets:

	As of December 31,
	2020	2019
Assets with affiliates:
Ceded reinsurance contracts	$153	$144	Reinsurance recoverables, net of allowance
			for credit losses
Ceded reinsurance contracts	18	11	Reinsurance related embedded derivatives
Ceded reinsurance contracts	13	18	Other assets
Service agreement receivable	4	8	Other assets

Liabilities with affiliates:
Inter-company short-term debt	-	26	Other liabilities
Ceded reinsurance contracts	2	-	Other liabilities
Service agreement payable	19	1	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2020	2019	2018
Revenues with affiliates:
Premiums received on assumed (paid on ceded)
reinsurance contracts	$(25)	$(17)	$(10)	Insurance premiums
Fees for management of general account	(2)	(2)	(3)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	(1)	(12)	37	Realized gain (loss)
Other gains (losses)	(38)	(38)	(49)	Realized gain (loss)
Ceded reinsurance contracts	-	-	1	Other revenues

Benefits and expenses with affiliates:
Interest credited on ceded reinsurance contracts	(1)	(1)	(2)	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance	(10)	(1)	(16)	Benefits
Ceded reinsurance contracts	(16)	(23)	(23)	Commissions and other
				expenses
Service agreement payments	61	77	68	Commissions and other
				expenses

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing limit is currently 2% of our admitted assets as of December 31, 2020.

Service Agreements

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead from LNC.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, assets under management, weighted policies in force and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL, our parent, and LNBAR, a wholly-owned subsidiary of LNC.  As discussed in Note 4, we cede the GLB reserves embedded derivatives and the related hedge results to LNL.

19.  Subsequent Events

Management evaluated subsequent events for the Company through April 1, 2021, the date the financial statements were available to be issued.  On March 24, 2021, LLANY paid a cash dividend in the amount of $25 million to LNL.

Management identified no other items or events required for disclosure.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of assets and liabilities

December 31, 2020

Subaccount	Investments	Total Assets	Net Assets
AB VPS Global Thematic Growth Portfolio - Class A	$870,239	$870,239	$870,239
AB VPS Growth and Income Portfolio - Class A	790,919	790,919	790,919
AB VPS International Value Portfolio - Class A	573,525	573,525	573,525
AB VPS Large Cap Growth Portfolio - Class A	403,398	403,398	403,398
AB VPS Small/Mid Cap Value Portfolio - Class A	3,020,588	3,020,588	3,020,588
American Century VP Balanced Fund - Class I	211,279	211,279	211,279
American Century VP Inflation Protection Fund - Class I	712,859	712,859	712,859
American Funds Global Growth Fund - Class 2	3,020,171	3,020,171	3,020,171
American Funds Global Small Capitalization Fund - Class 2	3,840,235	3,840,235	3,840,235
American Funds Growth Fund - Class 2	12,040,290	12,040,290	12,040,290
American Funds Growth-Income Fund - Class 2	9,183,796	9,183,796	9,183,796
American Funds International Fund - Class 2	7,421,540	7,421,540	7,421,540
BlackRock Global Allocation V.I. Fund - Class I	2,614,109	2,614,109	2,614,109
ClearBridge Variable Mid Cap Portfolio - Class I	251,677	251,677	251,677
Delaware VIP® Diversified Income Series - Standard Class	3,587,349	3,587,349	3,587,349
Delaware VIP® Emerging Markets Series - Standard Class	2,636,984	2,636,984	2,636,984
Delaware VIP® High Yield Series - Standard Class	958,404	958,404	958,404
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	1,621,936	1,621,936	1,621,936
Delaware VIP® REIT Series - Standard Class	1,643,128	1,643,128	1,643,128
Delaware VIP® Small Cap Value Series - Standard Class	2,434,721	2,434,721	2,434,721
Delaware VIP® Smid Cap Core Series - Standard Class	2,567,047	2,567,047	2,567,047
Delaware VIP® U.S. Growth Series - Standard Class	2,346,895	2,346,895	2,346,895
Delaware VIP® Value Series - Standard Class	1,815,037	1,815,037	1,815,037
DWS Alternative Asset Allocation VIP Portfolio - Class A	285,799	285,799	285,799
DWS Equity 500 Index VIP Portfolio - Class A	3,575,660	3,575,660	3,575,660
DWS Small Cap Index VIP Portfolio - Class A	863,834	863,834	863,834
Fidelity® VIP Asset Manager Portfolio - Initial Class	64,269	64,269	64,269
Fidelity® VIP Contrafund® Portfolio - Service Class	4,975,458	4,975,458	4,975,458
Fidelity® VIP Equity-Income Portfolio - Initial Class	92,501	92,501	92,501
Fidelity® VIP Equity-Income Portfolio - Service Class	273,190	273,190	273,190
Fidelity® VIP Growth Opportunities Portfolio - Service Class	333,950	333,950	333,950
Fidelity® VIP Growth Portfolio - Service Class	2,329,662	2,329,662	2,329,662
Fidelity® VIP High Income Portfolio - Service Class	75,878	75,878	75,878
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	105,704	105,704	105,704
Fidelity® VIP Mid Cap Portfolio - Service Class	2,785,153	2,785,153	2,785,153
Fidelity® VIP Overseas Portfolio - Service Class	483,610	483,610	483,610
Franklin Income VIP Fund - Class 1	5,190,609	5,190,609	5,190,609
Franklin Mutual Shares VIP Fund - Class 1	1,979,398	1,979,398	1,979,398
Franklin Small-Mid Cap Growth VIP Fund - Class 1	970,993	970,993	970,993
Invesco V.I. American Franchise Fund - Series I Shares	1,379,034	1,379,034	1,379,034
Invesco V.I. Core Equity Fund - Series I Shares	1,323,402	1,323,402	1,323,402
Invesco V.I. Core Plus Bond Fund - Series I Shares	79,877	79,877	79,877
Invesco V.I. International Growth Fund - Series I Shares	673,876	673,876	673,876
Janus Henderson Balanced Portfolio - Institutional Shares	252,582	252,582	252,582
Janus Henderson Balanced Portfolio - Service Shares	324,951	324,951	324,951
Janus Henderson Enterprise Portfolio - Service Shares	232,941	232,941	232,941
Janus Henderson Global Research Portfolio - Institutional Shares	545,275	545,275	545,275
Janus Henderson Global Research Portfolio - Service Shares	92,285	92,285	92,285
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	126,022	126,022	126,022
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	164,988	164,988	164,988
LVIP Baron Growth Opportunities Fund - Service Class	892,923	892,923	892,923
LVIP Baron Growth Opportunities Fund - Standard Class	443,381	443,381	443,381
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	522,583	522,583	522,583
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	17,313	17,313	17,313
LVIP BlackRock Global Real Estate Fund - Standard Class	666,326	666,326	666,326
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	851,777	851,777	851,777
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	22,419	22,419	22,419
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	351,736	351,736	351,736
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	152,699	152,699	152,699
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	25,167	25,167	25,167
LVIP Delaware Bond Fund - Standard Class	4,889,639	4,889,639	4,889,639

See accompanying notes.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of assets and liabilities (continued)

December 31, 2020

Subaccount	Investments	Total Assets	Net Assets
LVIP Delaware Diversified Floating Rate Fund - Standard Class	$1,363,964	$1,363,964	$1,363,964
LVIP Delaware Mid Cap Value Fund - Standard Class	904,967	904,967	904,967
LVIP Delaware Social Awareness Fund - Standard Class	596,716	596,716	596,716
LVIP Delaware Wealth Builder Fund - Standard Class	175,432	175,432	175,432
LVIP Dimensional International Core Equity Fund - Standard Class	57,630	57,630	57,630
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	390,879	390,879	390,879
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	377,256	377,256	377,256
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	134,398	134,398	134,398
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	840,964	840,964	840,964
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	1,256,246	1,256,246	1,256,246
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	190,755	190,755	190,755
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	704,946	704,946	704,946
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	2,956,572	2,956,572	2,956,572
LVIP Global Income Fund - Standard Class	623,167	623,167	623,167
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	3,555,782	3,555,782	3,555,782
LVIP Government Money Market Fund - Standard Class	2,791,026	2,791,026	2,791,026
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	690	690	690
LVIP JPMorgan High Yield Fund - Standard Class	967,531	967,531	967,531
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	198,178	198,178	198,178
LVIP MFS International Growth Fund - Standard Class	1,318,599	1,318,599	1,318,599
LVIP MFS Value Fund - Standard Class	5,661,954	5,661,954	5,661,954
LVIP Mondrian International Value Fund - Standard Class	1,078,106	1,078,106	1,078,106
LVIP SSGA Bond Index Fund - Standard Class	838,779	838,779	838,779
LVIP SSGA Conservative Index Allocation Fund - Standard Class	282,093	282,093	282,093
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	90,884	90,884	90,884
LVIP SSGA Developed International 150 Fund - Standard Class	159,198	159,198	159,198
LVIP SSGA Emerging Markets 100 Fund - Standard Class	405,520	405,520	405,520
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	676,913	676,913	676,913
LVIP SSGA International Index Fund - Standard Class	1,271,644	1,271,644	1,271,644
LVIP SSGA International Managed Volatility Fund - Standard Class	33,489	33,489	33,489
LVIP SSGA Large Cap 100 Fund - Standard Class	670,306	670,306	670,306
LVIP SSGA Moderate Index Allocation Fund - Standard Class	1,085,279	1,085,279	1,085,279
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	1,236,090	1,236,090	1,236,090
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	593,230	593,230	593,230
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	1,015,825	1,015,825	1,015,825
LVIP SSGA S&P 500 Index Fund - Standard Class	13,216,079	13,216,079	13,216,079
LVIP SSGA Small-Cap Index Fund - Standard Class	1,446,133	1,446,133	1,446,133
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	1,343,929	1,343,929	1,343,929
LVIP T. Rowe Price 2020 Fund - Standard Class	75,774	75,774	75,774
LVIP T. Rowe Price 2030 Fund - Standard Class	213,002	213,002	213,002
LVIP T. Rowe Price 2040 Fund - Standard Class	197,095	197,095	197,095
LVIP T. Rowe Price Growth Stock Fund - Standard Class	1,681,164	1,681,164	1,681,164
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	1,138,259	1,138,259	1,138,259
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	5,129	5,129	5,129
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	977,117	977,117	977,117
LVIP Vanguard International Equity ETF Fund - Standard Class	1,534,413	1,534,413	1,534,413
LVIP Wellington Capital Growth Fund - Standard Class	2,214,484	2,214,484	2,214,484
LVIP Wellington Mid-Cap Value Fund - Standard Class	653,043	653,043	653,043
M Capital Appreciation Fund	9,820	9,820	9,820
M International Equity Fund	14,187	14,187	14,187
M Large Cap Growth Fund	12,698	12,698	12,698
M Large Cap Value Fund	13,453	13,453	13,453
MFS® VIT Growth Series - Initial Class	1,786,350	1,786,350	1,786,350
MFS® VIT Total Return Series - Initial Class	2,419,608	2,419,608	2,419,608
MFS® VIT Utilities Series - Initial Class	2,724,856	2,724,856	2,724,856
MFS® VIT II Core Equity Portfolio - Initial Class	15,777	15,777	15,777
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	1,495,180	1,495,180	1,495,180
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	360,786	360,786	360,786
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	155,722	155,722	155,722
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	560,357	560,357	560,357
Putnam VT Equity Income Fund - Class IB	38,844	38,844	38,844

See accompanying notes.

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of assets and liabilities (continued)

December 31, 2020

Subaccount	Investments	Total Assets	Net Assets
Putnam VT Global Health Care Fund - Class IB	$140,921	$140,921	$140,921
Templeton Foreign VIP Fund - Class 1	324,242	324,242	324,242
Templeton Foreign VIP Fund - Class 2	76,661	76,661	76,661
Templeton Global Bond VIP Fund - Class 1	1,241,812	1,241,812	1,241,812
Templeton Growth VIP Fund - Class 1	359,732	359,732	359,732
Templeton Growth VIP Fund - Class 2	30,521	30,521	30,521

See accompanying notes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of operations

Year Ended December 31, 2020

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio - Class A	$5,310	$(1,470)	$3,840	$53,132
AB VPS Growth and Income Portfolio - Class A	10,907	(2,537)	8,370	(16,531)
AB VPS International Value Portfolio - Class A	9,526	(1,080)	8,446	(5,549)
AB VPS Large Cap Growth Portfolio - Class A	—	(1,516)	(1,516)	14,152
AB VPS Small/Mid Cap Value Portfolio - Class A	26,293	(5,928)	20,365	(91,388)
American Century VP Balanced Fund - Class I	2,355	(336)	2,019	3,882
American Century VP Inflation Protection Fund - Class I	10,639	(1,416)	9,223	2,701
American Funds Global Growth Fund - Class 2	9,240	(6,429)	2,811	97,576
American Funds Global Small Capitalization Fund - Class 2	5,158	(6,900)	(1,742)	44,661
American Funds Growth Fund - Class 2	30,039	(28,465)	1,574	561,435
American Funds Growth-Income Fund - Class 2	112,856	(22,214)	90,642	(186,697)
American Funds International Fund - Class 2	42,252	(13,897)	28,355	33,231
BlackRock Global Allocation V.I. Fund - Class I	30,032	(7,599)	22,433	(14,957)
ClearBridge Variable Mid Cap Portfolio - Class I	596	(363)	233	4,789
Delaware VIP® Diversified Income Series - Standard Class	86,997	(6,905)	80,092	21,660
Delaware VIP® Emerging Markets Series - Standard Class	17,884	(6,091)	11,793	77,300
Delaware VIP® High Yield Series - Standard Class	51,905	(2,700)	49,205	(12,815)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	27,312	(3,871)	23,441	(478)
Delaware VIP® REIT Series - Standard Class	29,858	(4,277)	25,581	(35,241)
Delaware VIP® Small Cap Value Series - Standard Class	27,639	(6,707)	20,932	(55,054)
Delaware VIP® Smid Cap Core Series - Standard Class	11,725	(6,703)	5,022	(29,734)
Delaware VIP® U.S. Growth Series - Standard Class	—	(3,929)	(3,929)	18,717
Delaware VIP® Value Series - Standard Class	33,678	(5,038)	28,640	(9,581)
DWS Alternative Asset Allocation VIP Portfolio - Class A	7,742	(633)	7,109	(5,311)
DWS Equity 500 Index VIP Portfolio - Class A	52,705	(11,919)	40,786	206,366
DWS Small Cap Index VIP Portfolio - Class A	7,971	(2,343)	5,628	1,947
Fidelity® VIP Asset Manager Portfolio - Initial Class	869	(338)	531	2,550
Fidelity® VIP Contrafund® Portfolio - Service Class	6,520	(12,681)	(6,161)	209,442
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,506	(454)	1,052	(273)
Fidelity® VIP Equity-Income Portfolio - Service Class	4,193	(1,394)	2,799	434
Fidelity® VIP Growth Opportunities Portfolio - Service Class	20	(1,002)	(982)	195,596
Fidelity® VIP Growth Portfolio - Service Class	1,088	(6,282)	(5,194)	80,086
Fidelity® VIP High Income Portfolio - Service Class	3,945	(261)	3,684	(1,679)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,445	(611)	1,834	1,947
Fidelity® VIP Mid Cap Portfolio - Service Class	12,551	(5,157)	7,394	(17,757)
Fidelity® VIP Overseas Portfolio - Service Class	1,478	(1,064)	414	(91)
Franklin Income VIP Fund - Class 1	283,969	(10,610)	273,359	(315,869)
Franklin Mutual Shares VIP Fund - Class 1	55,501	(3,765)	51,736	(24,945)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	—	(1,973)	(1,973)	14,868
Invesco V.I. American Franchise Fund - Series I Shares	814	(5,819)	(5,005)	54,497
Invesco V.I. Core Equity Fund - Series I Shares	15,845	(5,200)	10,645	(974)
Invesco V.I. Core Plus Bond Fund - Series I Shares	1,577	(446)	1,131	2,392
Invesco V.I. International Growth Fund - Series I Shares	13,976	(1,586)	12,390	13,648
Janus Henderson Balanced Portfolio - Institutional Shares	4,067	(785)	3,282	4,498
Janus Henderson Balanced Portfolio - Service Shares	4,454	(1,981)	2,473	14,440
Janus Henderson Enterprise Portfolio - Service Shares	—	(1,085)	(1,085)	2,189
Janus Henderson Global Research Portfolio - Institutional Shares	3,337	(1,527)	1,810	99,589
Janus Henderson Global Research Portfolio - Service Shares	426	(587)	(161)	18,603
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	—	(450)	(450)	43,979
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	2,412	(201)	2,211	512
LVIP Baron Growth Opportunities Fund - Service Class	—	(2,335)	(2,335)	83,467
LVIP Baron Growth Opportunities Fund - Standard Class	—	(953)	(953)	26,077
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	10,124	(1,551)	8,573	(5,329)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	254	(20)	234	32
LVIP BlackRock Global Real Estate Fund - Standard Class	33,849	(2,099)	31,750	(18,460)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,366	(2,105)	(739)	(1,442)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	302	(29)	273	95
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	1,147	(1,073)	74	4,169
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(232)	(232)	5,818

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio - Class A	$74,558	$127,690	$50,479	$182,009
AB VPS Growth and Income Portfolio - Class A	36,969	20,438	(16,323)	12,485
AB VPS International Value Portfolio - Class A	—	(5,549)	27,175	30,072
AB VPS Large Cap Growth Portfolio - Class A	26,938	41,090	69,625	109,199
AB VPS Small/Mid Cap Value Portfolio - Class A	120,357	28,969	143,171	192,505
American Century VP Balanced Fund - Class I	6,589	10,471	12,419	24,909
American Century VP Inflation Protection Fund - Class I	—	2,701	46,521	58,445
American Funds Global Growth Fund - Class 2	75,713	173,289	390,787	566,887
American Funds Global Small Capitalization Fund - Class 2	192,603	237,264	627,653	863,175
American Funds Growth Fund - Class 2	223,324	784,759	3,259,689	4,046,022
American Funds Growth-Income Fund - Class 2	221,063	34,366	597,218	722,226
American Funds International Fund - Class 2	—	33,231	1,172,453	1,234,039
BlackRock Global Allocation V.I. Fund - Class I	123,859	108,902	252,760	384,095
ClearBridge Variable Mid Cap Portfolio - Class I	3,029	7,818	38,307	46,358
Delaware VIP® Diversified Income Series - Standard Class	—	21,660	228,233	329,985
Delaware VIP® Emerging Markets Series - Standard Class	41,437	118,737	413,451	543,981
Delaware VIP® High Yield Series - Standard Class	—	(12,815)	18,887	55,277
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	—	(478)	35,366	58,329
Delaware VIP® REIT Series - Standard Class	78,824	43,583	(236,576)	(167,412)
Delaware VIP® Small Cap Value Series - Standard Class	119,903	64,849	(64,281)	21,500
Delaware VIP® Smid Cap Core Series - Standard Class	50,090	20,356	273,526	298,904
Delaware VIP® U.S. Growth Series - Standard Class	101,569	120,286	627,294	743,651
Delaware VIP® Value Series - Standard Class	77,763	68,182	(88,046)	8,776
DWS Alternative Asset Allocation VIP Portfolio - Class A	—	(5,311)	10,990	12,788
DWS Equity 500 Index VIP Portfolio - Class A	184,912	391,278	115,162	547,226
DWS Small Cap Index VIP Portfolio - Class A	73,766	75,713	75,861	157,202
Fidelity® VIP Asset Manager Portfolio - Initial Class	713	3,263	7,738	11,532
Fidelity® VIP Contrafund® Portfolio - Service Class	22,710	232,152	867,407	1,093,398
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,765	3,492	757	5,301
Fidelity® VIP Equity-Income Portfolio - Service Class	10,928	11,362	1,334	15,495
Fidelity® VIP Growth Opportunities Portfolio - Service Class	16,121	211,717	(62,860)	147,875
Fidelity® VIP Growth Portfolio - Service Class	170,352	250,438	448,985	694,229
Fidelity® VIP High Income Portfolio - Service Class	—	(1,679)	(1,103)	902
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	39	1,986	5,636	9,456
Fidelity® VIP Mid Cap Portfolio - Service Class	—	(17,757)	494,346	483,983
Fidelity® VIP Overseas Portfolio - Service Class	1,946	1,855	55,082	57,351
Franklin Income VIP Fund - Class 1	3,831	(312,038)	(162,321)	(201,000)
Franklin Mutual Shares VIP Fund - Class 1	69,553	44,608	(149,457)	(53,113)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	67,850	82,718	233,765	314,510
Invesco V.I. American Franchise Fund - Series I Shares	84,979	139,476	277,607	412,078
Invesco V.I. Core Equity Fund - Series I Shares	273,328	272,354	(124,523)	158,476
Invesco V.I. Core Plus Bond Fund - Series I Shares	450	2,842	4,060	8,033
Invesco V.I. International Growth Fund - Series I Shares	13,465	27,113	45,311	84,814
Janus Henderson Balanced Portfolio - Institutional Shares	3,538	8,036	19,034	30,352
Janus Henderson Balanced Portfolio - Service Shares	4,446	18,886	16,831	38,190
Janus Henderson Enterprise Portfolio - Service Shares	14,731	16,920	20,988	36,823
Janus Henderson Global Research Portfolio - Institutional Shares	23,791	123,380	(36,455)	88,735
Janus Henderson Global Research Portfolio - Service Shares	4,166	22,769	(8,081)	14,527
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	8,218	52,197	(10,371)	41,376
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	1,134	1,646	17,757	21,614
LVIP Baron Growth Opportunities Fund - Service Class	15,616	99,083	128,705	225,453
LVIP Baron Growth Opportunities Fund - Standard Class	7,670	33,747	85,563	118,357
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	1,106	(4,223)	(2,546)	1,804
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	—	32	333	599
LVIP BlackRock Global Real Estate Fund - Standard Class	21,695	3,235	(64,695)	(29,710)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	(1,442)	41,312	39,131
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	—	95	599	967
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	4,996	9,165	51,686	60,925
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	5,818	27,895	33,481

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of operations (continued)

Year Ended December 31, 2020

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	$207	$(34)	$173	$88
LVIP Delaware Bond Fund - Standard Class	109,264	(14,085)	95,179	34,648
LVIP Delaware Diversified Floating Rate Fund - Standard Class	20,311	(3,128)	17,183	(4,956)
LVIP Delaware Mid Cap Value Fund - Standard Class	21,689	(1,494)	20,195	(16,966)
LVIP Delaware Social Awareness Fund - Standard Class	6,887	(1,748)	5,139	(998)
LVIP Delaware Wealth Builder Fund - Standard Class	3,313	(415)	2,898	(15,108)
LVIP Dimensional International Core Equity Fund - Standard Class	876	(78)	798	1,022
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	6,310	(1,799)	4,511	(3,388)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	5,063	(500)	4,563	1,128
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	1,571	(152)	1,419	1,012
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	8,368	(3,237)	5,131	11,816
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	18,086	(4,070)	14,016	2,525
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	1,845	(561)	1,284	238
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	14,584	(2,159)	12,425	(73,158)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	62,223	(7,692)	54,531	2,470
LVIP Global Income Fund - Standard Class	9,791	(1,530)	8,261	2,715
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	70,212	(9,350)	60,862	41,331
LVIP Government Money Market Fund - Standard Class	9,204	(14,012)	(4,808)	—
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	10	(1)	9	—
LVIP JPMorgan High Yield Fund - Standard Class	46,181	(3,133)	43,048	(111,907)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	2,110	(394)	1,716	365
LVIP MFS International Growth Fund - Standard Class	9,835	(2,145)	7,690	75,210
LVIP MFS Value Fund - Standard Class	85,990	(9,681)	76,309	222,457
LVIP Mondrian International Value Fund - Standard Class	23,684	(2,644)	21,040	(51,764)
LVIP SSGA Bond Index Fund - Standard Class	17,894	(2,605)	15,289	9,464
LVIP SSGA Conservative Index Allocation Fund - Standard Class	5,498	(519)	4,979	6,968
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	1,804	(190)	1,614	(29)
LVIP SSGA Developed International 150 Fund - Standard Class	3,839	(525)	3,314	(98,088)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	13,184	(1,298)	11,886	(17,328)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	12,339	(1,992)	10,347	4,387
LVIP SSGA International Index Fund - Standard Class	26,473	(2,047)	24,426	3,817
LVIP SSGA International Managed Volatility Fund - Standard Class	596	(75)	521	(39)
LVIP SSGA Large Cap 100 Fund - Standard Class	16,319	(1,276)	15,043	(24,710)
LVIP SSGA Moderate Index Allocation Fund - Standard Class	21,626	(5,044)	16,582	6,042
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	28,142	(3,170)	24,972	741
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	12,898	(1,389)	11,509	22,855
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	23,816	(4,276)	19,540	(71,202)
LVIP SSGA S&P 500 Index Fund - Standard Class	186,895	(26,353)	160,542	333,705
LVIP SSGA Small-Cap Index Fund - Standard Class	12,044	(2,492)	9,552	48,561
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	31,783	(2,859)	28,924	(53,829)
LVIP T. Rowe Price 2020 Fund - Standard Class	1,673	(150)	1,523	(1,704)
LVIP T. Rowe Price 2030 Fund - Standard Class	4,195	(488)	3,707	(2,048)
LVIP T. Rowe Price 2040 Fund - Standard Class	3,611	(460)	3,151	(281)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	—	(3,481)	(3,481)	171,780
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	—	(1,764)	(1,764)	22,211
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	84	(7)	77	5
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	12,049	(1,743)	10,306	27,051
LVIP Vanguard International Equity ETF Fund - Standard Class	29,645	(5,585)	24,060	8,550
LVIP Wellington Capital Growth Fund - Standard Class	—	(2,997)	(2,997)	119,446
LVIP Wellington Mid-Cap Value Fund - Standard Class	5,199	(1,147)	4,052	(1,246)
M Capital Appreciation Fund	—	(15)	(15)	(310)
M International Equity Fund	204	(23)	181	(118)
M Large Cap Growth Fund	—	(23)	(23)	340
M Large Cap Value Fund	242	(22)	220	(42)
MFS® VIT Growth Series - Initial Class	—	(5,718)	(5,718)	142,041
MFS® VIT Total Return Series - Initial Class	51,077	(5,573)	45,504	12,290
MFS® VIT Utilities Series - Initial Class	61,248	(6,883)	54,365	51,958
MFS® VIT II Core Equity Portfolio - Initial Class	100	(58)	42	(6,035)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(4,197)	(4,197)	53,850

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	$863	$951	$2,089	$3,213
LVIP Delaware Bond Fund - Standard Class	96,366	131,014	184,458	410,651
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	(4,956)	(1,075)	11,152
LVIP Delaware Mid Cap Value Fund - Standard Class	8,767	(8,199)	41,910	53,906
LVIP Delaware Social Awareness Fund - Standard Class	33,019	32,021	56,072	93,232
LVIP Delaware Wealth Builder Fund - Standard Class	2,359	(12,749)	13,925	4,074
LVIP Dimensional International Core Equity Fund - Standard Class	—	1,022	3,332	5,152
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	—	(3,388)	(11,398)	(10,275)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	12,720	13,848	46,326	64,737
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	—	1,012	15,424	17,855
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	—	11,816	90,375	107,322
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	832	3,357	27,404	44,777
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	—	238	19,357	20,879
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	20,108	(53,050)	9,141	(31,484)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	24,698	27,168	36,754	118,453
LVIP Global Income Fund - Standard Class	857	3,572	22,888	34,721
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	45,192	86,523	49,641	197,026
LVIP Government Money Market Fund - Standard Class	105	105	—	(4,703)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	12	12	35	56
LVIP JPMorgan High Yield Fund - Standard Class	—	(111,907)	51,731	(17,128)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	—	365	8,868	10,949
LVIP MFS International Growth Fund - Standard Class	6,078	81,288	64,632	153,610
LVIP MFS Value Fund - Standard Class	784	223,241	495,730	795,280
LVIP Mondrian International Value Fund - Standard Class	25,793	(25,971)	(43,184)	(48,115)
LVIP SSGA Bond Index Fund - Standard Class	—	9,464	33,477	58,230
LVIP SSGA Conservative Index Allocation Fund - Standard Class	2,738	9,706	24,575	39,260
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	1,858	1,829	4,348	7,791
LVIP SSGA Developed International 150 Fund - Standard Class	—	(98,088)	17,826	(76,948)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(17,328)	21,949	16,507
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	22,486	26,873	11,582	48,802
LVIP SSGA International Index Fund - Standard Class	—	3,817	182,414	210,657
LVIP SSGA International Managed Volatility Fund - Standard Class	—	(39)	(639)	(157)
LVIP SSGA Large Cap 100 Fund - Standard Class	14,694	(10,016)	(2,549)	2,478
LVIP SSGA Moderate Index Allocation Fund - Standard Class	13,134	19,176	88,478	124,236
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	27,298	28,039	61,677	114,688
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	9,583	32,438	29,555	73,502
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	27,166	(44,036)	63,813	39,317
LVIP SSGA S&P 500 Index Fund - Standard Class	158,119	491,824	2,105,054	2,757,420
LVIP SSGA Small-Cap Index Fund - Standard Class	45,210	93,771	324,661	427,984
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	—	(53,829)	246,181	221,276
LVIP T. Rowe Price 2020 Fund - Standard Class	1,633	(71)	7,799	9,251
LVIP T. Rowe Price 2030 Fund - Standard Class	3,397	1,349	22,341	27,397
LVIP T. Rowe Price 2040 Fund - Standard Class	2,615	2,334	21,246	26,731
LVIP T. Rowe Price Growth Stock Fund - Standard Class	61,142	232,922	218,532	447,973
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	59,447	81,658	178,920	258,814
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	25	30	236	343
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	2,696	29,747	129,737	169,790
LVIP Vanguard International Equity ETF Fund - Standard Class	—	8,550	230,732	263,342
LVIP Wellington Capital Growth Fund - Standard Class	158,894	278,340	342,812	618,155
LVIP Wellington Mid-Cap Value Fund - Standard Class	36,438	35,192	(14,510)	24,734
M Capital Appreciation Fund	215	(95)	2,163	2,053
M International Equity Fund	—	(118)	1,470	1,533
M Large Cap Growth Fund	1,441	1,781	1,213	2,971
M Large Cap Value Fund	131	89	(221)	88
MFS® VIT Growth Series - Initial Class	99,330	241,371	181,580	417,233
MFS® VIT Total Return Series - Initial Class	59,189	71,479	75,492	192,475
MFS® VIT Utilities Series - Initial Class	63,867	115,825	(25,092)	145,098
MFS® VIT II Core Equity Portfolio - Initial Class	690	(5,345)	446	(4,857)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	62,173	116,023	321,366	433,192

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of operations (continued)

Year Ended December 31, 2020

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	$4,054	$(730)	$3,324	$(5,959)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	810	(455)	355	(43)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	33,163	(1,509)	31,654	(123,570)
Putnam VT Equity Income Fund - Class IB	575	(149)	426	(20)
Putnam VT Global Health Care Fund - Class IB	622	(796)	(174)	696
Templeton Foreign VIP Fund - Class 1	9,579	(1,486)	8,093	(4,295)
Templeton Foreign VIP Fund - Class 2	2,146	(248)	1,898	(2,385)
Templeton Global Bond VIP Fund - Class 1	95,487	(2,475)	93,012	(8,312)
Templeton Growth VIP Fund - Class 1	10,602	(1,484)	9,118	(22,568)
Templeton Growth VIP Fund - Class 2	741	(85)	656	(1,840)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	$—	$(5,959)	$12,846	$10,211
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	5,563	5,520	19,027	24,902
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	—	(123,570)	72,595	(19,321)
Putnam VT Equity Income Fund - Class IB	2,314	2,294	(782)	1,938
Putnam VT Global Health Care Fund - Class IB	11,713	12,409	6,915	19,150
Templeton Foreign VIP Fund - Class 1	—	(4,295)	(2,647)	1,151
Templeton Foreign VIP Fund - Class 2	—	(2,385)	(261)	(748)
Templeton Global Bond VIP Fund - Class 1	—	(8,312)	(146,920)	(62,220)
Templeton Growth VIP Fund - Class 1	—	(22,568)	27,069	13,619
Templeton Growth VIP Fund - Class 2	—	(1,840)	2,881	1,697

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets

Years Ended December 31, 2019 and 2020

	AB VPS Global Thematic Growth Portfolio - Class A Subaccount	AB VPS Growth and Income Portfolio - Class A Subaccount	AB VPS International Value Portfolio - Class A Subaccount	AB VPS Large Cap Growth Portfolio - Class A Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class A Subaccount	American Century VP Balanced Fund - Class I Subaccount	American Century VP Inflation Protection Fund - Class I Subaccount
NET ASSETS AT JANUARY 1, 2019	$734,609	$837,933	$507,522	$263,216	$2,244,206	$115,326	$735,094
Changes From Operations:
• Net investment income (loss)	1,497	7,794	3,450	(1,406)	8,624	2,109	15,174
• Net realized gain (loss) on investments	108,629	111,458	(7,826)	42,230	243,734	3,309	(3,293)
• Net change in unrealized appreciation or depreciation on investments	107,848	66,857	88,338	45,245	183,951	20,371	49,023
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	217,974	186,109	83,962	86,069	436,309	25,789	60,904
Change From Unit Transactions:
• Net unit transactions	(143,996)	(214,491)	(98,226)	(17,946)	36,237	68,936	(218,699)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(143,996)	(214,491)	(98,226)	(17,946)	36,237	68,936	(218,699)
TOTAL INCREASE (DECREASE) IN NET ASSETS	73,978	(28,382)	(14,264)	68,123	472,546	94,725	(157,795)
NET ASSETS AT DECEMBER 31, 2019	808,587	809,551	493,258	331,339	2,716,752	210,051	577,299
Changes From Operations:
• Net investment income (loss)	3,840	8,370	8,446	(1,516)	20,365	2,019	9,223
• Net realized gain (loss) on investments	127,690	20,438	(5,549)	41,090	28,969	10,471	2,701
• Net change in unrealized appreciation or depreciation on investments	50,479	(16,323)	27,175	69,625	143,171	12,419	46,521
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	182,009	12,485	30,072	109,199	192,505	24,909	58,445
Change From Unit Transactions:
• Net unit transactions	(120,357)	(31,117)	50,195	(37,140)	111,331	(23,681)	77,115
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(120,357)	(31,117)	50,195	(37,140)	111,331	(23,681)	77,115
TOTAL INCREASE (DECREASE) IN NET ASSETS	61,652	(18,632)	80,267	72,059	303,836	1,228	135,560
NET ASSETS AT DECEMBER 31, 2020	$870,239	$790,919	$573,525	$403,398	$3,020,588	$211,279	$712,859
See accompanying notes.

	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Growth Fund - Class 2 Subaccount	American Funds Growth-Income Fund - Class 2 Subaccount	American Funds International Fund - Class 2 Subaccount	BlackRock Global Allocation V.I. Fund - Class I Subaccount
NET ASSETS AT JANUARY 1, 2019	$2,845,155	$2,708,715	$9,193,785	$8,937,776	$5,217,103	$2,718,598
Changes From Operations:
• Net investment income (loss)	28,967	(2,254)	45,887	143,852	64,426	27,615
• Net realized gain (loss) on investments	219,066	231,350	1,196,120	1,088,195	175,698	117,104
• Net change in unrealized appreciation or depreciation on investments	709,326	614,610	1,409,256	1,045,758	893,135	322,909
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	957,359	843,706	2,651,263	2,277,805	1,133,259	467,628
Change From Unit Transactions:
• Net unit transactions	(245,775)	(66,527)	(1,102,672)	(476,649)	(664,974)	(171,493)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(245,775)	(66,527)	(1,102,672)	(476,649)	(664,974)	(171,493)
TOTAL INCREASE (DECREASE) IN NET ASSETS	711,584	777,179	1,548,591	1,801,156	468,285	296,135
NET ASSETS AT DECEMBER 31, 2019	3,556,739	3,485,894	10,742,376	10,738,932	5,685,388	3,014,733
Changes From Operations:
• Net investment income (loss)	2,811	(1,742)	1,574	90,642	28,355	22,433
• Net realized gain (loss) on investments	173,289	237,264	784,759	34,366	33,231	108,902
• Net change in unrealized appreciation or depreciation on investments	390,787	627,653	3,259,689	597,218	1,172,453	252,760
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	566,887	863,175	4,046,022	722,226	1,234,039	384,095
Change From Unit Transactions:
• Net unit transactions	(1,103,455)	(508,834)	(2,748,108)	(2,277,362)	502,113	(784,719)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,103,455)	(508,834)	(2,748,108)	(2,277,362)	502,113	(784,719)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(536,568)	354,341	1,297,914	(1,555,136)	1,736,152	(400,624)
NET ASSETS AT DECEMBER 31, 2020	$3,020,171	$3,840,235	$12,040,290	$9,183,796	$7,421,540	$2,614,109

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	ClearBridge Variable Mid Cap Portfolio - Class I Subaccount	Delaware VIP® Diversified Income Series - Standard Class Subaccount	Delaware VIP® Emerging Markets Series - Standard Class Subaccount	Delaware VIP® High Yield Series - Standard Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Standard Class Subaccount	Delaware VIP® REIT Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$146,229	$3,219,921	$2,196,058	$1,031,524	$1,454,238	$1,672,631	$1,953,834
Changes From Operations:
• Net investment income (loss)	746	88,857	8,084	68,191	36,303	33,491	15,685
• Net realized gain (loss) on investments	3,471	4,387	117,603	(18,504)	(2,817)	10,261	178,894
• Net change in unrealized appreciation or depreciation on investments	42,509	225,682	344,916	106,443	37,884	375,532	348,645
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	46,726	318,926	470,603	156,130	71,370	419,284	543,224
Change From Unit Transactions:
• Net unit transactions	17,912	(271,892)	(360,638)	(264,973)	(8,634)	(343,169)	(97,372)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	17,912	(271,892)	(360,638)	(264,973)	(8,634)	(343,169)	(97,372)
TOTAL INCREASE (DECREASE) IN NET ASSETS	64,638	47,034	109,965	(108,843)	62,736	76,115	445,852
NET ASSETS AT DECEMBER 31, 2019	210,867	3,266,955	2,306,023	922,681	1,516,974	1,748,746	2,399,686
Changes From Operations:
• Net investment income (loss)	233	80,092	11,793	49,205	23,441	25,581	20,932
• Net realized gain (loss) on investments	7,818	21,660	118,737	(12,815)	(478)	43,583	64,849
• Net change in unrealized appreciation or depreciation on investments	38,307	228,233	413,451	18,887	35,366	(236,576)	(64,281)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	46,358	329,985	543,981	55,277	58,329	(167,412)	21,500
Change From Unit Transactions:
• Net unit transactions	(5,548)	(9,591)	(213,020)	(19,554)	46,633	61,794	13,535
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,548)	(9,591)	(213,020)	(19,554)	46,633	61,794	13,535
TOTAL INCREASE (DECREASE) IN NET ASSETS	40,810	320,394	330,961	35,723	104,962	(105,618)	35,035
NET ASSETS AT DECEMBER 31, 2020	$251,677	$3,587,349	$2,636,984	$958,404	$1,621,936	$1,643,128	$2,434,721

See accompanying notes.

	Delaware VIP® Smid Cap Core Series - Standard Class Subaccount	Delaware VIP® U.S. Growth Series - Standard Class Subaccount	Delaware VIP® Value Series - Standard Class Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class A Subaccount	DWS Equity 500 Index VIP Portfolio - Class A Subaccount	DWS Small Cap Index VIP Portfolio - Class A Subaccount
NET ASSETS AT JANUARY 1, 2019	$2,067,191	$1,484,368	$1,610,497	$233,832	$3,404,463	$825,012
Changes From Operations:
• Net investment income (loss)	4,963	(3,512)	24,393	8,923	59,641	6,613
• Net realized gain (loss) on investments	12,061	268,266	130,876	(612)	305,065	76,076
• Net change in unrealized appreciation or depreciation on investments	535,766	131,121	149,090	25,865	557,528	101,737
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	552,790	395,875	304,359	34,176	922,234	184,426
Change From Unit Transactions:
• Net unit transactions	(305,150)	(40,742)	(104,659)	42,384	(1,104,091)	(239,065)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(305,150)	(40,742)	(104,659)	42,384	(1,104,091)	(239,065)
TOTAL INCREASE (DECREASE) IN NET ASSETS	247,640	355,133	199,700	76,560	(181,857)	(54,639)
NET ASSETS AT DECEMBER 31, 2019	2,314,831	1,839,501	1,810,197	310,392	3,222,606	770,373
Changes From Operations:
• Net investment income (loss)	5,022	(3,929)	28,640	7,109	40,786	5,628
• Net realized gain (loss) on investments	20,356	120,286	68,182	(5,311)	391,278	75,713
• Net change in unrealized appreciation or depreciation on investments	273,526	627,294	(88,046)	10,990	115,162	75,861
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	298,904	743,651	8,776	12,788	547,226	157,202
Change From Unit Transactions:
• Net unit transactions	(46,688)	(236,257)	(3,936)	(37,381)	(194,172)	(63,741)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(46,688)	(236,257)	(3,936)	(37,381)	(194,172)	(63,741)
TOTAL INCREASE (DECREASE) IN NET ASSETS	252,216	507,394	4,840	(24,593)	353,054	93,461
NET ASSETS AT DECEMBER 31, 2020	$2,567,047	$2,346,895	$1,815,037	$285,799	$3,575,660	$863,834

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	Fidelity® VIP Asset Manager Portfolio - Initial Class Subaccount	Fidelity® VIP Contrafund® Portfolio - Service Class Subaccount	Fidelity® VIP Equity-Income Portfolio - Initial Class Subaccount	Fidelity® VIP Equity-Income Portfolio - Service Class Subaccount	Fidelity® VIP Growth Opportunities Portfolio - Service Class Subaccount	Fidelity® VIP Growth Portfolio - Service Class Subaccount	Fidelity® VIP High Income Portfolio - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$58,020	$3,615,094	$105,352	$291,763	$206,560	$1,229,987	$148,817
Changes From Operations:
• Net investment income (loss)	608	782	1,213	3,637	(848)	(3,178)	4,168
• Net realized gain (loss) on investments	1,118	555,023	11,179	21,029	36,242	155,540	(2,605)
• Net change in unrealized appreciation or depreciation on investments	8,023	530,272	12,868	43,299	41,499	278,786	13,637
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,749	1,086,077	25,260	67,965	76,893	431,148	15,200
Change From Unit Transactions:
• Net unit transactions	(13,223)	(550,609)	(39,533)	(94,809)	(37,084)	(22,530)	(74,330)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(13,223)	(550,609)	(39,533)	(94,809)	(37,084)	(22,530)	(74,330)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,474)	535,468	(14,273)	(26,844)	39,809	408,618	(59,130)
NET ASSETS AT DECEMBER 31, 2019	54,546	4,150,562	91,079	264,919	246,369	1,638,605	89,687
Changes From Operations:
• Net investment income (loss)	531	(6,161)	1,052	2,799	(982)	(5,194)	3,684
• Net realized gain (loss) on investments	3,263	232,152	3,492	11,362	211,717	250,438	(1,679)
• Net change in unrealized appreciation or depreciation on investments	7,738	867,407	757	1,334	(62,860)	448,985	(1,103)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,532	1,093,398	5,301	15,495	147,875	694,229	902
Change From Unit Transactions:
• Net unit transactions	(1,809)	(268,502)	(3,879)	(7,224)	(60,294)	(3,172)	(14,711)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,809)	(268,502)	(3,879)	(7,224)	(60,294)	(3,172)	(14,711)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,723	824,896	1,422	8,271	87,581	691,057	(13,809)
NET ASSETS AT DECEMBER 31, 2020	$64,269	$4,975,458	$92,501	$273,190	$333,950	$2,329,662	$75,878

See accompanying notes.

	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class Subaccount	Fidelity® VIP Overseas Portfolio - Service Class Subaccount	Franklin Income VIP Fund - Class 1 Subaccount	Franklin Mutual Shares VIP Fund - Class 1 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2019	$79,212	$2,001,770	$422,279	$5,444,793	$1,545,578	$679,696
Changes From Operations:
• Net investment income (loss)	2,301	12,467	5,513	316,535	33,267	(2,682)
• Net realized gain (loss) on investments	875	210,584	15,096	105,142	172,717	106,688
• Net change in unrealized appreciation or depreciation on investments	4,053	232,344	81,354	464,561	148,429	110,406
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,229	455,395	101,963	886,238	354,413	214,412
Change From Unit Transactions:
• Net unit transactions	19,559	(131,572)	(93,166)	121,056	4,405	(324,698)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	19,559	(131,572)	(93,166)	121,056	4,405	(324,698)
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,788	323,823	8,797	1,007,294	358,818	(110,286)
NET ASSETS AT DECEMBER 31, 2019	106,000	2,325,593	431,076	6,452,087	1,904,396	569,410
Changes From Operations:
• Net investment income (loss)	1,834	7,394	414	273,359	51,736	(1,973)
• Net realized gain (loss) on investments	1,986	(17,757)	1,855	(312,038)	44,608	82,718
• Net change in unrealized appreciation or depreciation on investments	5,636	494,346	55,082	(162,321)	(149,457)	233,765
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,456	483,983	57,351	(201,000)	(53,113)	314,510
Change From Unit Transactions:
• Net unit transactions	(9,752)	(24,423)	(4,817)	(1,060,478)	128,115	87,073
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,752)	(24,423)	(4,817)	(1,060,478)	128,115	87,073
TOTAL INCREASE (DECREASE) IN NET ASSETS	(296)	459,560	52,534	(1,261,478)	75,002	401,583
NET ASSETS AT DECEMBER 31, 2020	$105,704	$2,785,153	$483,610	$5,190,609	$1,979,398	$970,993

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	Invesco V.I. American Franchise Fund - Series I Shares Subaccount	Invesco V.I. Core Equity Fund - Series I Shares Subaccount	Invesco V.I. Core Plus Bond Fund - Series I Shares Subaccount	Invesco V.I. International Growth Fund - Series I Shares Subaccount	Janus Henderson Balanced Portfolio - Institutional Shares Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount	Janus Henderson Enterprise Portfolio - Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2019	$807,159	$976,392	$45,433	$610,899	$214,815	$271,768	$155,626
Changes From Operations:
• Net investment income (loss)	(4,745)	5,529	1,180	7,919	3,216	2,729	(948)
• Net realized gain (loss) on investments	161,198	139,161	568	47,317	13,345	16,472	15,213
• Net change in unrealized appreciation or depreciation on investments	123,420	125,512	3,238	105,702	25,729	36,399	37,816
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	279,873	270,202	4,986	160,938	42,290	55,600	52,081
Change From Unit Transactions:
• Net unit transactions	(66,560)	(57,387)	21,504	(118,142)	(34,274)	(27,023)	(13,130)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(66,560)	(57,387)	21,504	(118,142)	(34,274)	(27,023)	(13,130)
TOTAL INCREASE (DECREASE) IN NET ASSETS	213,313	212,815	26,490	42,796	8,016	28,577	38,951
NET ASSETS AT DECEMBER 31, 2019	1,020,472	1,189,207	71,923	653,695	222,831	300,345	194,577
Changes From Operations:
• Net investment income (loss)	(5,005)	10,645	1,131	12,390	3,282	2,473	(1,085)
• Net realized gain (loss) on investments	139,476	272,354	2,842	27,113	8,036	18,886	16,920
• Net change in unrealized appreciation or depreciation on investments	277,607	(124,523)	4,060	45,311	19,034	16,831	20,988
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	412,078	158,476	8,033	84,814	30,352	38,190	36,823
Change From Unit Transactions:
• Net unit transactions	(53,516)	(24,281)	(79)	(64,633)	(601)	(13,584)	1,541
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(53,516)	(24,281)	(79)	(64,633)	(601)	(13,584)	1,541
TOTAL INCREASE (DECREASE) IN NET ASSETS	358,562	134,195	7,954	20,181	29,751	24,606	38,364
NET ASSETS AT DECEMBER 31, 2020	$1,379,034	$1,323,402	$79,877	$673,876	$252,582	$324,951	$232,941

See accompanying notes.

	Janus Henderson Global Research Portfolio - Institutional Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount	Janus Henderson Global Technology and Innovation Portfolio - Service Shares Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 1 Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$362,351	$60,481	$86,969	$97,803	$631,039	$274,790
Changes From Operations:
• Net investment income (loss)	2,670	57	(686)	2,300	(2,658)	(870)
• Net realized gain (loss) on investments	34,188	5,893	23,362	100	57,567	15,107
• Net change in unrealized appreciation or depreciation on investments	65,107	10,923	9,974	14,734	165,570	83,687
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	101,965	16,873	32,650	17,134	220,479	97,924
Change From Unit Transactions:
• Net unit transactions	(11,022)	518	(43,147)	16,473	(68,101)	(19,205)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(11,022)	518	(43,147)	16,473	(68,101)	(19,205)
TOTAL INCREASE (DECREASE) IN NET ASSETS	90,943	17,391	(10,497)	33,607	152,378	78,719
NET ASSETS AT DECEMBER 31, 2019	453,294	77,872	76,472	131,410	783,417	353,509
Changes From Operations:
• Net investment income (loss)	1,810	(161)	(450)	2,211	(2,335)	(953)
• Net realized gain (loss) on investments	123,380	22,769	52,197	1,646	99,083	33,747
• Net change in unrealized appreciation or depreciation on investments	(36,455)	(8,081)	(10,371)	17,757	128,705	85,563
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	88,735	14,527	41,376	21,614	225,453	118,357
Change From Unit Transactions:
• Net unit transactions	3,246	(114)	8,174	11,964	(115,947)	(28,485)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,246	(114)	8,174	11,964	(115,947)	(28,485)
TOTAL INCREASE (DECREASE) IN NET ASSETS	91,981	14,413	49,550	33,578	109,506	89,872
NET ASSETS AT DECEMBER 31, 2020	$545,275	$92,285	$126,022	$164,988	$892,923	$443,381

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class Subaccount	LVIP BlackRock Global Real Estate Fund - Standard Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$402,733	$4,786	$672,551	$680,535	$8,148	$241,724	$124,159
Changes From Operations:
• Net investment income (loss)	7,621	169	22,844	16,155	244	648	(239)
• Net realized gain (loss) on investments	27,820	86	45,407	(1,993)	291	22,081	17,775
• Net change in unrealized appreciation or depreciation on investments	45,105	959	92,946	25,856	1,654	21,919	11,497
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	80,546	1,214	161,197	40,018	2,189	44,648	29,033
Change From Unit Transactions:
• Net unit transactions	29,100	3,862	(64,855)	98,786	6,478	(22,002)	(17,901)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	29,100	3,862	(64,855)	98,786	6,478	(22,002)	(17,901)
TOTAL INCREASE (DECREASE) IN NET ASSETS	109,646	5,076	96,342	138,804	8,667	22,646	11,132
NET ASSETS AT DECEMBER 31, 2019	512,379	9,862	768,893	819,339	16,815	264,370	135,291
Changes From Operations:
• Net investment income (loss)	8,573	234	31,750	(739)	273	74	(232)
• Net realized gain (loss) on investments	(4,223)	32	3,235	(1,442)	95	9,165	5,818
• Net change in unrealized appreciation or depreciation on investments	(2,546)	333	(64,695)	41,312	599	51,686	27,895
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,804	599	(29,710)	39,131	967	60,925	33,481
Change From Unit Transactions:
• Net unit transactions	8,400	6,852	(72,857)	(6,693)	4,637	26,441	(16,073)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,400	6,852	(72,857)	(6,693)	4,637	26,441	(16,073)
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,204	7,451	(102,567)	32,438	5,604	87,366	17,408
NET ASSETS AT DECEMBER 31, 2020	$522,583	$17,313	$666,326	$851,777	$22,419	$351,736	$152,699

See accompanying notes.

	LVIP ClearBridge Large Cap Managed Volatility Fund - Standard Class Subaccount	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Mid Cap Value Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$18,463	$—	$4,596,666	$1,120,123	$562,278	$443,249
Changes From Operations:
• Net investment income (loss)	7	311	125,968	31,413	6,876	8,313
• Net realized gain (loss) on investments	1,318	497	47,063	(277)	72,046	25,035
• Net change in unrealized appreciation or depreciation on investments	(509)	1,748	228,927	19,160	95,719	100,600
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	816	2,556	401,958	50,296	174,641	133,948
Change From Unit Transactions:
• Net unit transactions	(19,279)	20,864	(348,978)	96,577	13,206	(47,990)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(19,279)	20,864	(348,978)	96,577	13,206	(47,990)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,463)	23,420	52,980	146,873	187,847	85,958
NET ASSETS AT DECEMBER 31, 2019	—	23,420	4,649,646	1,266,996	750,125	529,207
Changes From Operations:
• Net investment income (loss)	—	173	95,179	17,183	20,195	5,139
• Net realized gain (loss) on investments	—	951	131,014	(4,956)	(8,199)	32,021
• Net change in unrealized appreciation or depreciation on investments	—	2,089	184,458	(1,075)	41,910	56,072
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	3,213	410,651	11,152	53,906	93,232
Change From Unit Transactions:
• Net unit transactions	—	(1,466)	(170,658)	85,816	100,936	(25,723)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(1,466)	(170,658)	85,816	100,936	(25,723)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	1,747	239,993	96,968	154,842	67,509
NET ASSETS AT DECEMBER 31, 2020	$—	$25,167	$4,889,639	$1,363,964	$904,967	$596,716

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Standard Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$153,879	$28,773	$340,677	$122,293	$64,789	$625,754	$548,414
Changes From Operations:
• Net investment income (loss)	6,057	1,457	7,329	2,805	971	4,965	13,894
• Net realized gain (loss) on investments	8,995	1,290	116	10,322	1,053	8,655	700
• Net change in unrealized appreciation or depreciation on investments	10,748	5,968	46,515	26,684	17,776	104,873	24,851
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	25,800	8,715	53,960	39,811	19,800	118,493	39,445
Change From Unit Transactions:
• Net unit transactions	52,143	9,312	(37,209)	24,627	12,336	(34,343)	73,894
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	52,143	9,312	(37,209)	24,627	12,336	(34,343)	73,894
TOTAL INCREASE (DECREASE) IN NET ASSETS	77,943	18,027	16,751	64,438	32,136	84,150	113,339
NET ASSETS AT DECEMBER 31, 2019	231,822	46,800	357,428	186,731	96,925	709,904	661,753
Changes From Operations:
• Net investment income (loss)	2,898	798	4,511	4,563	1,419	5,131	14,016
• Net realized gain (loss) on investments	(12,749)	1,022	(3,388)	13,848	1,012	11,816	3,357
• Net change in unrealized appreciation or depreciation on investments	13,925	3,332	(11,398)	46,326	15,424	90,375	27,404
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,074	5,152	(10,275)	64,737	17,855	107,322	44,777
Change From Unit Transactions:
• Net unit transactions	(60,464)	5,678	43,726	125,788	19,618	23,738	549,716
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(60,464)	5,678	43,726	125,788	19,618	23,738	549,716
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,390)	10,830	33,451	190,525	37,473	131,060	594,493
NET ASSETS AT DECEMBER 31, 2020	$175,432	$57,630	$390,879	$377,256	$134,398	$840,964	$1,256,246

See accompanying notes.

	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Income Fund - Standard Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$156,183	$1,504,339	$2,945,887	$345,002	$3,228,330	$3,420,974
Changes From Operations:
• Net investment income (loss)	2,349	40,295	64,757	11,513	68,375	43,254
• Net realized gain (loss) on investments	3,029	66,179	172,630	729	199,060	7
• Net change in unrealized appreciation or depreciation on investments	13,185	114,910	218,597	12,331	180,107	—
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	18,563	221,384	455,984	24,573	447,542	43,261
Change From Unit Transactions:
• Net unit transactions	(11,298)	2,702	(114,361)	114,962	(243,039)	(103,518)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(11,298)	2,702	(114,361)	114,962	(243,039)	(103,518)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,265	224,086	341,623	139,535	204,503	(60,257)
NET ASSETS AT DECEMBER 31, 2019	163,448	1,728,425	3,287,510	484,537	3,432,833	3,360,717
Changes From Operations:
• Net investment income (loss)	1,284	12,425	54,531	8,261	60,862	(4,808)
• Net realized gain (loss) on investments	238	(53,050)	27,168	3,572	86,523	105
• Net change in unrealized appreciation or depreciation on investments	19,357	9,141	36,754	22,888	49,641	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,879	(31,484)	118,453	34,721	197,026	(4,703)
Change From Unit Transactions:
• Net unit transactions	6,428	(991,995)	(449,391)	103,909	(74,077)	(564,988)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,428	(991,995)	(449,391)	103,909	(74,077)	(564,988)
TOTAL INCREASE (DECREASE) IN NET ASSETS	27,307	(1,023,479)	(330,938)	138,630	122,949	(569,691)
NET ASSETS AT DECEMBER 31, 2020	$190,755	$704,946	$2,956,572	$623,167	$3,555,782	$2,791,026

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Standard Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount	LVIP MFS International Growth Fund - Standard Class Subaccount	LVIP MFS Value Fund - Standard Class Subaccount	LVIP Mondrian International Value Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$330	$—	$1,212,222	$154,254	$905,136	$2,677,469	$1,093,827
Changes From Operations:
• Net investment income (loss)	—	8	72,350	1,296	16,718	42,131	38,067
• Net realized gain (loss) on investments	4	—	(1,492)	1,921	69,217	106,281	12,242
• Net change in unrealized appreciation or depreciation on investments	29	40	83,558	20,051	171,510	608,609	138,067
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	33	48	154,416	23,268	257,445	757,021	188,376
Change From Unit Transactions:
• Net unit transactions	(363)	457	47,136	(33,176)	108,740	(268,519)	(123,456)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(363)	457	47,136	(33,176)	108,740	(268,519)	(123,456)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(330)	505	201,552	(9,908)	366,185	488,502	64,920
NET ASSETS AT DECEMBER 31, 2019	—	505	1,413,774	144,346	1,271,321	3,165,971	1,158,747
Changes From Operations:
• Net investment income (loss)	—	9	43,048	1,716	7,690	76,309	21,040
• Net realized gain (loss) on investments	—	12	(111,907)	365	81,288	223,241	(25,971)
• Net change in unrealized appreciation or depreciation on investments	—	35	51,731	8,868	64,632	495,730	(43,184)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	56	(17,128)	10,949	153,610	795,280	(48,115)
Change From Unit Transactions:
• Net unit transactions	—	129	(429,115)	42,883	(106,332)	1,700,703	(32,526)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	129	(429,115)	42,883	(106,332)	1,700,703	(32,526)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	185	(446,243)	53,832	47,278	2,495,983	(80,641)
NET ASSETS AT DECEMBER 31, 2020	$—	$690	$967,531	$198,178	$1,318,599	$5,661,954	$1,078,106
See accompanying notes.

	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Developed International 150 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$689,011	$199,413	$74,099	$418,241	$303,137	$705,307
Changes From Operations:
• Net investment income (loss)	19,911	4,702	2,005	19,527	12,988	13,323
• Net realized gain (loss) on investments	1,183	2,746	1,213	1,359	(3,557)	6,039
• Net change in unrealized appreciation or depreciation on investments	34,840	21,287	6,635	44,130	14,966	71,899
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	55,934	28,735	9,853	65,016	24,397	91,261
Change From Unit Transactions:
• Net unit transactions	98,594	(7,879)	(1,073)	18,867	60,532	(181,013)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	98,594	(7,879)	(1,073)	18,867	60,532	(181,013)
TOTAL INCREASE (DECREASE) IN NET ASSETS	154,528	20,856	8,780	83,883	84,929	(89,752)
NET ASSETS AT DECEMBER 31, 2019	843,539	220,269	82,879	502,124	388,066	615,555
Changes From Operations:
• Net investment income (loss)	15,289	4,979	1,614	3,314	11,886	10,347
• Net realized gain (loss) on investments	9,464	9,706	1,829	(98,088)	(17,328)	26,873
• Net change in unrealized appreciation or depreciation on investments	33,477	24,575	4,348	17,826	21,949	11,582
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,230	39,260	7,791	(76,948)	16,507	48,802
Change From Unit Transactions:
• Net unit transactions	(62,990)	22,564	214	(265,978)	947	12,556
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(62,990)	22,564	214	(265,978)	947	12,556
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,760)	61,824	8,005	(342,926)	17,454	61,358
NET ASSETS AT DECEMBER 31, 2020	$838,779	$282,093	$90,884	$159,198	$405,520	$676,913

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP SSGA International Index Fund - Standard Class Subaccount	LVIP SSGA International Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Large Cap 100 Fund - Standard Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$305,246	$25,204	$702,976	$778,154	$874,261	$539,214	$1,271,053
Changes From Operations:
• Net investment income (loss)	9,619	656	19,029	15,067	25,323	12,447	36,962
• Net realized gain (loss) on investments	1,447	321	47,296	19,008	22,569	8,299	25,149
• Net change in unrealized appreciation or depreciation on investments	63,381	3,911	116,811	100,923	95,466	82,921	154,775
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	74,447	4,888	183,136	134,998	143,358	103,667	216,886
Change From Unit Transactions:
• Net unit transactions	60,816	1,751	(63,048)	(29,079)	19,196	(1,069)	7,478
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	60,816	1,751	(63,048)	(29,079)	19,196	(1,069)	7,478
TOTAL INCREASE (DECREASE) IN NET ASSETS	135,263	6,639	120,088	105,919	162,554	102,598	224,364
NET ASSETS AT DECEMBER 31, 2019	440,509	31,843	823,064	884,073	1,036,815	641,812	1,495,417
Changes From Operations:
• Net investment income (loss)	24,426	521	15,043	16,582	24,972	11,509	19,540
• Net realized gain (loss) on investments	3,817	(39)	(10,016)	19,176	28,039	32,438	(44,036)
• Net change in unrealized appreciation or depreciation on investments	182,414	(639)	(2,549)	88,478	61,677	29,555	63,813
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	210,657	(157)	2,478	124,236	114,688	73,502	39,317
Change From Unit Transactions:
• Net unit transactions	620,478	1,803	(155,236)	76,970	84,587	(122,084)	(518,909)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	620,478	1,803	(155,236)	76,970	84,587	(122,084)	(518,909)
TOTAL INCREASE (DECREASE) IN NET ASSETS	831,135	1,646	(152,758)	201,206	199,275	(48,582)	(479,592)
NET ASSETS AT DECEMBER 31, 2020	$1,271,644	$33,489	$670,306	$1,085,279	$1,236,090	$593,230	$1,015,825

See accompanying notes.

	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount	LVIP T. Rowe Price 2020 Fund - Standard Class Subaccount	LVIP T. Rowe Price 2030 Fund - Standard Class Subaccount	LVIP T. Rowe Price 2040 Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$4,396,075	$546,053	$670,779	$88,114	$199,059	$134,693
Changes From Operations:
• Net investment income (loss)	88,283	5,475	15,837	2,054	4,285	3,095
• Net realized gain (loss) on investments	388,352	40,318	2,548	12,660	27,274	22,083
• Net change in unrealized appreciation or depreciation on investments	1,032,312	99,687	125,938	713	9,013	7,150
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,508,947	145,480	144,323	15,427	40,572	32,328
Change From Unit Transactions:
• Net unit transactions	876,178	98,503	94,285	(25,569)	(35,998)	(1,507)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	876,178	98,503	94,285	(25,569)	(35,998)	(1,507)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,385,125	243,983	238,608	(10,142)	4,574	30,821
NET ASSETS AT DECEMBER 31, 2019	6,781,200	790,036	909,387	77,972	203,633	165,514
Changes From Operations:
• Net investment income (loss)	160,542	9,552	28,924	1,523	3,707	3,151
• Net realized gain (loss) on investments	491,824	93,771	(53,829)	(71)	1,349	2,334
• Net change in unrealized appreciation or depreciation on investments	2,105,054	324,661	246,181	7,799	22,341	21,246
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,757,420	427,984	221,276	9,251	27,397	26,731
Change From Unit Transactions:
• Net unit transactions	3,677,459	228,113	213,266	(11,449)	(18,028)	4,850
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,677,459	228,113	213,266	(11,449)	(18,028)	4,850
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,434,879	656,097	434,542	(2,198)	9,369	31,581
NET ASSETS AT DECEMBER 31, 2020	$13,216,079	$1,446,133	$1,343,929	$75,774	$213,002	$197,095

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	LVIP T. Rowe Price Growth Stock Fund - Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Standard Class Subaccount	LVIP Vanguard International Equity ETF Fund - Standard Class Subaccount	LVIP Wellington Capital Growth Fund - Standard Class Subaccount	LVIP Wellington Mid-Cap Value Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$957,752	$497,121	$1,528	$530,683	$393,474	$1,080,102	$401,513
Changes From Operations:
• Net investment income (loss)	(2,686)	(235)	43	10,931	18,889	(2,259)	4,408
• Net realized gain (loss) on investments	100,543	63,648	118	17,764	2,777	151,497	42,480
• Net change in unrealized appreciation or depreciation on investments	207,492	123,929	270	146,042	93,989	251,034	85,623
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	305,349	187,342	431	174,737	115,655	400,272	132,511
Change From Unit Transactions:
• Net unit transactions	69,239	53,034	1,139	134,893	239,385	(55,118)	58,561
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	69,239	53,034	1,139	134,893	239,385	(55,118)	58,561
TOTAL INCREASE (DECREASE) IN NET ASSETS	374,588	240,376	1,570	309,630	355,040	345,154	191,072
NET ASSETS AT DECEMBER 31, 2019	1,332,340	737,497	3,098	840,313	748,514	1,425,256	592,585
Changes From Operations:
• Net investment income (loss)	(3,481)	(1,764)	77	10,306	24,060	(2,997)	4,052
• Net realized gain (loss) on investments	232,922	81,658	30	29,747	8,550	278,340	35,192
• Net change in unrealized appreciation or depreciation on investments	218,532	178,920	236	129,737	230,732	342,812	(14,510)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	447,973	258,814	343	169,790	263,342	618,155	24,734
Change From Unit Transactions:
• Net unit transactions	(99,149)	141,948	1,688	(32,986)	522,557	171,073	35,724
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(99,149)	141,948	1,688	(32,986)	522,557	171,073	35,724
TOTAL INCREASE (DECREASE) IN NET ASSETS	348,824	400,762	2,031	136,804	785,899	789,228	60,458
NET ASSETS AT DECEMBER 31, 2020	$1,681,164	$1,138,259	$5,129	$977,117	$1,534,413	$2,214,484	$653,043

See accompanying notes.

	M Capital Appreciation Fund Subaccount	M International Equity Fund Subaccount	M Large Cap Growth Fund Subaccount	M Large Cap Value Fund Subaccount	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$5,514	$8,515	$8,954	$8,580	$1,214,542	$2,005,116
Changes From Operations:
• Net investment income (loss)	10	281	(20)	170	(5,166)	47,833
• Net realized gain (loss) on investments	541	(30)	644	328	208,040	73,460
• Net change in unrealized appreciation or depreciation on investments	1,098	1,566	2,469	1,400	242,101	278,278
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,649	1,817	3,093	1,898	444,975	399,571
Change From Unit Transactions:
• Net unit transactions	650	1,160	(341)	918	(92,300)	(77,883)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	650	1,160	(341)	918	(92,300)	(77,883)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,299	2,977	2,752	2,816	352,675	321,688
NET ASSETS AT DECEMBER 31, 2019	7,813	11,492	11,706	11,396	1,567,217	2,326,804
Changes From Operations:
• Net investment income (loss)	(15)	181	(23)	220	(5,718)	45,504
• Net realized gain (loss) on investments	(95)	(118)	1,781	89	241,371	71,479
• Net change in unrealized appreciation or depreciation on investments	2,163	1,470	1,213	(221)	181,580	75,492
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,053	1,533	2,971	88	417,233	192,475
Change From Unit Transactions:
• Net unit transactions	(46)	1,162	(1,979)	1,969	(198,100)	(99,671)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(46)	1,162	(1,979)	1,969	(198,100)	(99,671)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,007	2,695	992	2,057	219,133	92,804
NET ASSETS AT DECEMBER 31, 2020	$9,820	$14,187	$12,698	$13,453	$1,786,350	$2,419,608

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT II Core Equity Portfolio - Initial Class Subaccount	Neuberger Berman AMT Large Cap Value Portfolio - I Class Subaccount	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Subaccount	PIMCO VIT Commodity RealReturn® Strategy Portfolio - Administrative Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$2,337,407	$23,582	$111,632	$1,109,189	$419,318	$—	$551,888
Changes From Operations:
• Net investment income (loss)	95,145	147	2,282	(4,717)	1,713	223	25,201
• Net realized gain (loss) on investments	73,413	4,077	32,183	138,041	56,713	6,808	(44,070)
• Net change in unrealized appreciation or depreciation on investments	389,217	3,736	(21,014)	215,087	11,349	4,172	82,381
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	557,775	7,960	13,451	348,411	69,775	11,203	63,512
Change From Unit Transactions:
• Net unit transactions	(280,080)	2,364	(125,083)	(261,236)	(160,882)	122,304	23,806
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(280,080)	2,364	(125,083)	(261,236)	(160,882)	122,304	23,806
TOTAL INCREASE (DECREASE) IN NET ASSETS	277,695	10,324	(111,632)	87,175	(91,107)	133,507	87,318
NET ASSETS AT DECEMBER 31, 2019	2,615,102	33,906	—	1,196,364	328,211	133,507	639,206
Changes From Operations:
• Net investment income (loss)	54,365	42	—	(4,197)	3,324	355	31,654
• Net realized gain (loss) on investments	115,825	(5,345)	—	116,023	(5,959)	5,520	(123,570)
• Net change in unrealized appreciation or depreciation on investments	(25,092)	446	—	321,366	12,846	19,027	72,595
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	145,098	(4,857)	—	433,192	10,211	24,902	(19,321)
Change From Unit Transactions:
• Net unit transactions	(35,344)	(13,272)	—	(134,376)	22,364	(2,687)	(59,528)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(35,344)	(13,272)	—	(134,376)	22,364	(2,687)	(59,528)
TOTAL INCREASE (DECREASE) IN NET ASSETS	109,754	(18,129)	—	298,816	32,575	22,215	(78,849)
NET ASSETS AT DECEMBER 31, 2020	$2,724,856	$15,777	$—	$1,495,180	$360,786	$155,722	$560,357

See accompanying notes.

	Putnam VT Equity Income Fund - Class IB Subaccount	Putnam VT Global Health Care Fund - Class IB Subaccount	Templeton Foreign VIP Fund - Class 1 Subaccount	Templeton Foreign VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 1 Subaccount	Templeton Growth VIP Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2019	$28,947	$82,561	$252,870	$71,687	$1,244,513	$325,900
Changes From Operations:
• Net investment income (loss)	514	(663)	3,734	972	86,003	9,195
• Net realized gain (loss) on investments	2,858	4,274	441	175	(2,553)	62,418
• Net change in unrealized appreciation or depreciation on investments	5,226	24,035	28,452	7,294	(58,950)	(22,290)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,598	27,646	32,627	8,441	24,500	49,323
Change From Unit Transactions:
• Net unit transactions	(348)	14,406	20,108	(2,227)	(76,298)	8,258
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(348)	14,406	20,108	(2,227)	(76,298)	8,258
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,250	42,052	52,735	6,214	(51,798)	57,581
NET ASSETS AT DECEMBER 31, 2019	37,197	124,613	305,605	77,901	1,192,715	383,481
Changes From Operations:
• Net investment income (loss)	426	(174)	8,093	1,898	93,012	9,118
• Net realized gain (loss) on investments	2,294	12,409	(4,295)	(2,385)	(8,312)	(22,568)
• Net change in unrealized appreciation or depreciation on investments	(782)	6,915	(2,647)	(261)	(146,920)	27,069
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,938	19,150	1,151	(748)	(62,220)	13,619
Change From Unit Transactions:
• Net unit transactions	(291)	(2,842)	17,486	(492)	111,317	(37,368)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(291)	(2,842)	17,486	(492)	111,317	(37,368)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,647	16,308	18,637	(1,240)	49,097	(23,749)
NET ASSETS AT DECEMBER 31, 2020	$38,844	$140,921	$324,242	$76,661	$1,241,812	$359,732

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Statements of changes in net assets (continued)

Years Ended December 31, 2019 and 2020

Templeton Growth VIP Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2019	$26,999
Changes From Operations:
• Net investment income (loss)	720
• Net realized gain (loss) on investments	3,528
• Net change in unrealized appreciation or depreciation on investments	(444)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,804
Change From Unit Transactions:
• Net unit transactions	(4,027)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,027)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(223)
NET ASSETS AT DECEMBER 31, 2019	26,776
Changes From Operations:
• Net investment income (loss)	656
• Net realized gain (loss) on investments	(1,840)
• Net change in unrealized appreciation or depreciation on investments	2,881
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,697
Change From Unit Transactions:
• Net unit transactions	2,048
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,048
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,745
NET ASSETS AT DECEMBER 31, 2020	$30,521

See accompanying notes.

Lincoln Life & Annuity Flexible Premium
Variable Life Account M

Notes to financial statements

December 31, 2020

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln Life & Annuity Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 18, 1999, are part of the operations of the Company. The Variable Account consists of fifteen products as follows:

• VUL-I • Lincoln VULCV • Lincoln VULCV-II • Lincoln VULCV-III • Lincoln VULCV-IV • Lincoln VULDB • Lincoln VULDB-II • Lincoln VULDB-IV • Lincoln VULONE	• Lincoln Momentum VULONE • Lincoln VULONE 2005 • Lincoln Momentum VULONE 2005 • Lincoln VULONE 2007 • Lincoln AssetEdge VUL • Lincoln VULONE 2010

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the variable life policies and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of one hundred thirty-two mutual funds (the Funds) of twenty-one open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Plus Bond Fund - Series I Shares

Invesco V.I. International Growth Fund - Series I Shares

AllianceBernstein Variable Products Series Fund:

AB VPS Global Thematic Growth Portfolio - Class A

AB VPS Growth and Income Portfolio - Class A

AB VPS International Value Portfolio - Class A

AB VPS Large Cap Growth Portfolio - Class A

AB VPS Small/Mid Cap Value Portfolio - Class A

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I

American Century VP Inflation Protection Fund - Class I

American Funds Insurance Series®:

American Funds Global Growth Fund - Class 2

American Funds Global Small Capitalization Fund - Class 2

American Funds Growth Fund - Class 2

American Funds Growth-Income Fund - Class 2

American Funds International Fund - Class 2

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class I

Delaware VIP® Trust:

Delaware VIP® Diversified Income Series - Standard Class

Delaware VIP® Emerging Markets Series - Standard Class

Delaware VIP® High Yield Series - Standard Class

Delaware VIP® Limited-Term Diversified Income Series - Standard Class

Delaware VIP® REIT Series - Standard Class

Delaware VIP® Small Cap Value Series - Standard Class

Delaware VIP® Smid Cap Core Series - Standard Class

Delaware VIP® U.S. Growth Series - Standard Class

Delaware VIP® Value Series - Standard Class

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP Portfolio - Class A

DWS Small Cap Index VIP Portfolio - Class A

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP Portfolio - Class A

Fidelity® Variable Insurance Products:

Fidelity® VIP Asset Manager Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Service Class

Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® VIP Equity-Income Portfolio - Service Class

Fidelity® VIP Growth Opportunities Portfolio - Service Class

Fidelity® VIP Growth Portfolio - Service Class

Fidelity® VIP High Income Portfolio - Service Class

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class

Fidelity® VIP Overseas Portfolio - Service Class

Franklin Templeton Variable Insurance Products Trust:

Franklin Income VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 1

Franklin Small-Mid Cap Growth VIP Fund - Class 1

Templeton Foreign VIP Fund - Class 1

Templeton Foreign VIP Fund - Class 2

Lincoln Life & Annuity Flexible Premium
Variable Life Account M

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Templeton Global Bond VIP Fund - Class 1

Templeton Growth VIP Fund - Class 1

Templeton Growth VIP Fund - Class 2

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Institutional Shares

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Institutional Shares

Janus Henderson Global Research Portfolio - Service Shares

Janus Henderson Global Technology and Innovation Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Mid Cap Portfolio - Class I

Lincoln Variable Insurance Products Trust*:

LVIP Baron Growth Opportunities Fund - Service Class

LVIP Baron Growth Opportunities Fund - Standard Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class

LVIP BlackRock Global Real Estate Fund - Standard Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Mid Cap Value Fund - Standard Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Standard Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class

LVIP Dimensional/Vanguard Total Bond Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class

LVIP Global Income Fund - Standard Class

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Standard Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP MFS International Growth Fund - Standard Class

LVIP MFS Value Fund - Standard Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class**

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class

LVIP SSGA Developed International 150 Fund - Standard Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class

LVIP SSGA International Index Fund - Standard Class

LVIP SSGA International Managed Volatility Fund - Standard Class

LVIP SSGA Large Cap 100 Fund - Standard Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Small-Cap Index Fund - Standard Class

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

Lincoln Life & Annuity Flexible Premium
Variable Life Account M

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP T. Rowe Price 2010 Fund - Standard Class**

LVIP T. Rowe Price 2020 Fund - Standard Class

LVIP T. Rowe Price 2030 Fund - Standard Class

LVIP T. Rowe Price 2040 Fund - Standard Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class

LVIP Vanguard International Equity ETF Fund - Standard Class

LVIP Wellington Capital Growth Fund - Standard Class

LVIP Wellington Mid-Cap Value Fund - Standard Class

M Fund, Inc.:

M Capital Appreciation Fund

M International Equity Fund

M Large Cap Growth Fund

M Large Cap Value Fund

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Initial Class

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Neuberger Berman AMT Sustainable Equity Portfolio - I Class

Northern Lights Variable Trust:

TOPS® Balanced ETF Portfolio - Class 2 Shares**

TOPS® Moderate Growth ETF Portfolio - Class 2 Shares**

PIMCO Variable Insurance Trust:

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class

Putnam Variable Trust:

Putnam VT Equity Income Fund - Class IB

Putnam VT Global Health Care Fund - Class IB

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2020

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2020. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Investment Fund Changes: During 2019, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2019, the 2019 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2019:

Neuberger Berman AMT Sustainable Equity Portfolio - I Class	TOPS® Moderate Growth ETF Portfolio - Service Class Shares
TOPS® Balanced ETF Portfolio - Service Class Shares

Also during 2019, the LVIP Clarion Global Real Estate Fund - Standard Class fund changed its name to LVIP BlackRock Global Real Estate Fund - Standard Class.

Also during 2019, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
LVIP ClearBridge Large Cap Managed Volatility Fund - Standard Class	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

Also during 2019, the following fund ceased to be available as an investment option to Variable Account contract owners:

Neuberger Berman AMT Large Cap Value Portfolio - I Class

During 2020, the following funds changed their names:

Previous Fund Name	New Fund Name
Janus Henderson Global Technology Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares
LVIP Delaware Special Opportunities Fund - Standard Class	LVIP Delaware Mid Cap Value Fund - Standard Class

COVID-19 Risk: The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in , among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statement of operations. The rates are as follows for the fifteen policy types within the Variable Account:

•  VUL-I - annual rate of .80% for policy years one through twelve and .55% thereafter.

•  Lincoln VULCV - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.

•  Lincoln VULCV-II - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.

•  Lincoln VULCV-III - annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.

•  Lincoln VULCV-IV - annual rate of .60% for policy years one through ten and .20% thereafter.

•  Lincoln VULDB - annual rate of .90% for policy years one through nineteen and .20% thereafter.

•  Lincoln VULDB-II - annual rate of .90% for policy years one through nineteen and .20% thereafter.

•  Lincoln VULDB-IV - annual rate of .90% for policy years one through nineteen and .20% thereafter.

•  Lincoln VULONE - annual rate of .50% for policy years one through ten and .20% thereafter.

•  Lincoln Momentum VULONE - annual rate of .50% for policy years one through ten and .20% thereafter.

•  Lincoln VULONE 2005 - annual rate of .50% for policy years one through ten and .20% thereafter.

•  Lincoln Momentum VULONE 2005 - annual rate of .50% for policy years one through ten and .20% thereafter.

Lincoln Life & Annuity Flexible Premium
Variable Life Account M

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln VULONE 2007 - annual rate of .60% for policy years one through ten, .20% for policy years eleven through twenty and .00% thereafter.

•  Lincoln AssetEdge VUL - annual rate of .10% for policy years one through twenty and .00% thereafter for policies issued before 11/02/09. For policies issued on or after 11/02/09 an annual rate of .15% is charged for policy years one through fifteen and .00% thereafter.

•  Lincoln VULONE 2010 - annual rate of .60% for policy years one through ten, .20% for policy years eleven through twenty and .00% thereafter.

The Company deducts a premium load, based on product, to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by the Company. Refer to the product prospectuses for the applicable rate. The premium loads for the years ended December 31, 2020 and 2019, amounted to $505,244 and $621,763, respectively.

The Company charges a monthly administrative fee which varies by product and policy year. Refer to the product prospectus for applicable fees. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2020 and 2019, totaled $2,553,088 and $2,685,849, respectively.

The Company assumes responsibility for providing the insurance benefits included in the policy. On a monthly basis, a cost of insurance charge is deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of the Company and is not included in these financial statements. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. The cost of insurance charges for the years ended December 31, 2020 and 2019, amounted to $4,704,298 and $4,756,594, respectively.

Under certain circumstances, the Company reserves the right to charge a transfer fee of up to $25 for transfers between variable subaccounts. For the years ended December 31, 2020 and 2019, no transfer fees were deducted from the variable subaccounts.

The Company, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on partial surrenders for Lincoln VULONE 2007, Lincoln AssetEdge VUL and Lincoln VULONE 2010. For all other products, an administrative fee of $25 (not to exceed 2% of the amount withdrawn) is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. For the years ended December 31, 2020 and 2019, surrender charges and partial surrender administrative charges totaled $96,634 and $154,226, respectively.

Premium load, cost of insurance, administrative, surrender and transfer fees are included within Net unit transactions on the Statements of Changes in Net Assets.

3.  Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for each year or period in the five years ended December 31, 2020, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio - Class A
	2020		0.10%	0.90%	$15.80	$37.95	29,017	$870,239	38.15%	39.33%	0.74%
	2019		0.10%	0.90%	15.00	27.47	42,183	808,587	28.99%	30.11%	0.43%
	2018		0.10%	0.90%	11.55	21.29	50,512	734,609	-10.61%	-9.87%	0.00%
	2017		0.10%	0.90%	12.82	23.82	45,787	787,516	35.44%	36.53%	0.47%
	2016		0.10%	0.90%	9.40	17.59	44,959	641,944	-1.52%	-0.77%	0.00%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Growth and Income Portfolio - Class A
	2020		0.10%	0.90%	$11.84	$36.50	39,684	$790,919	1.80%	2.67%	1.57%
	2019		0.10%	0.90%	15.35	35.85	40,172	809,551	22.80%	23.87%	1.27%
	2018		0.10%	0.90%	12.41	29.20	49,330	837,933	-6.46%	-5.71%	0.97%
	2017		0.10%	0.90%	13.17	31.21	58,416	1,163,541	17.86%	18.77%	1.47%
	2016		0.10%	0.90%	11.10	26.48	55,633	984,676	10.30%	11.15%	0.92%
AB VPS International Value Portfolio - Class A
	2020		0.10%	0.90%	7.55	13.98	48,508	573,525	1.55%	2.34%	2.04%
	2019		0.10%	0.90%	7.41	13.66	42,968	493,258	16.09%	16.98%	0.88%
	2018		0.10%	0.90%	6.37	13.15	52,239	507,522	-23.50%	-22.90%	1.55%
	2017		0.10%	0.90%	8.29	17.09	48,439	617,079	24.29%	25.23%	2.24%
	2016		0.10%	0.90%	6.65	13.68	50,526	501,779	-1.39%	-0.65%	1.25%
AB VPS Large Cap Growth Portfolio - Class A
	2020		0.20%	0.90%	28.21	60.45	8,528	403,398	34.27%	35.28%	0.00%
	2019		0.20%	0.90%	20.88	45.02	9,268	331,339	33.49%	34.47%	0.00%
	2018		0.20%	0.90%	15.53	33.73	9,797	263,216	1.66%	2.35%	0.00%
	2017		0.20%	0.90%	15.18	33.17	7,434	200,744	30.81%	31.73%	0.00%
	2016		0.20%	0.90%	13.79	25.36	7,928	161,407	1.71%	2.42%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class A
	2020		0.00%	0.90%	10.24	50.90	143,664	3,020,588	2.44%	3.22%	1.08%
	2019		0.10%	0.90%	13.01	49.69	127,279	2,716,752	19.02%	19.92%	0.60%
	2018		0.10%	0.90%	10.85	41.75	117,459	2,244,206	-15.79%	-15.13%	0.48%
	2017		0.10%	0.90%	12.80	49.58	109,282	2,556,640	12.13%	12.98%	0.43%
	2016		0.10%	0.90%	11.33	44.21	82,776	1,734,920	23.97%	24.90%	0.58%
American Century VP Balanced Fund - Class I
	2020		0.15%	0.90%	15.40	15.43	13,701	211,279	12.30%	12.36%	1.16%
	2019		0.15%	0.20%	13.71	13.74	15,300	210,051	19.61%	19.67%	1.55%
	2018		0.15%	0.20%	11.48	11.48	10,049	115,326	-3.97%	-3.97%	1.43%
	2017		0.15%	0.15%	11.95	11.95	8,875	106,072	13.74%	13.75%	1.71%
	2016	9/22/16	0.15%	0.15%	10.51	10.51	1,546	16,242	0.35%	0.75%	0.58%
American Century VP Inflation Protection Fund - Class I
	2020		0.10%	0.90%	11.82	17.18	56,765	712,859	8.82%	9.69%	1.66%
	2019		0.10%	0.90%	10.80	15.80	50,062	577,299	8.18%	9.05%	2.50%
	2018		0.10%	0.90%	9.93	14.60	67,890	735,094	-3.47%	-2.68%	3.13%
	2017		0.10%	0.90%	10.23	15.12	71,998	816,848	2.98%	3.83%	2.90%
	2016		0.10%	0.90%	9.88	14.68	66,093	737,212	3.77%	4.61%	1.93%
American Funds Global Growth Fund - Class 2
	2020		0.10%	0.90%	15.22	51.82	112,689	3,020,171	29.21%	30.40%	0.33%
	2019		0.10%	0.90%	15.68	40.09	182,887	3,556,739	34.04%	35.23%	1.12%
	2018		0.10%	0.90%	11.62	29.91	196,910	2,845,155	-9.86%	-9.13%	0.71%
	2017		0.10%	0.90%	12.80	33.18	154,010	2,825,808	30.28%	31.41%	0.69%
	2016		0.10%	0.90%	9.75	25.47	113,961	2,099,935	-0.28%	0.48%	0.86%
American Funds Global Small Capitalization Fund - Class 2
	2020		0.00%	0.90%	14.41	64.47	168,374	3,840,235	28.56%	29.65%	0.16%
	2019		0.10%	0.90%	13.35	50.14	202,267	3,485,894	30.34%	31.48%	0.16%
	2018		0.10%	0.90%	10.17	38.47	201,078	2,708,715	-11.35%	-10.64%	0.08%
	2017		0.10%	0.90%	11.39	43.40	187,204	2,980,675	24.77%	25.76%	0.42%
	2016		0.10%	0.90%	9.06	34.78	159,386	2,259,617	1.18%	1.95%	0.24%
American Funds Growth Fund - Class 2
	2020		0.00%	0.90%	18.22	79.42	337,306	12,040,290	50.72%	51.92%	0.30%
	2019		0.10%	0.90%	15.57	52.70	462,320	10,742,376	29.60%	30.64%	0.75%
	2018		0.10%	0.90%	13.93	40.66	504,000	9,193,785	-1.14%	-0.36%	0.43%
	2017		0.10%	0.90%	13.99	41.13	506,894	9,845,537	27.14%	28.13%	0.51%
	2016		0.10%	0.90%	10.93	32.35	461,482	8,169,072	8.51%	9.36%	0.72%
American Funds Growth-Income Fund - Class 2
	2020		0.00%	0.90%	13.24	45.08	353,262	9,183,796	12.53%	13.43%	1.30%
	2019		0.10%	0.90%	16.25	40.06	496,242	10,738,932	25.01%	26.00%	1.70%
	2018		0.10%	0.90%	12.91	32.05	509,200	8,937,776	-2.68%	-1.89%	1.39%
	2017		0.10%	0.90%	13.17	32.93	511,700	9,608,081	21.29%	22.26%	1.43%
	2016		0.10%	0.90%	10.79	27.15	439,587	7,893,983	10.52%	11.41%	1.36%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds International Fund - Class 2
	2020		0.00%	0.90%	$11.64	$38.78	427,309	$7,421,540	12.95%	13.86%	0.71%
	2019		0.10%	0.90%	12.72	34.33	365,246	5,685,388	21.78%	22.76%	1.42%
	2018		0.10%	0.90%	10.37	28.19	399,278	5,217,103	-13.91%	-13.21%	1.76%
	2017		0.10%	0.90%	11.96	32.75	357,699	5,597,338	30.96%	32.02%	1.27%
	2016		0.10%	0.90%	9.07	25.00	331,924	4,416,715	2.60%	3.43%	1.29%
BlackRock Global Allocation V.I. Fund - Class I
	2020		0.10%	0.90%	13.11	24.71	153,429	2,614,109	19.93%	20.87%	1.19%
	2019		0.10%	0.90%	12.13	20.44	209,381	3,014,733	16.93%	17.85%	1.30%
	2018		0.10%	0.90%	10.30	17.34	216,279	2,718,598	-8.17%	-7.45%	0.98%
	2017		0.10%	0.90%	11.14	18.74	205,570	2,871,239	12.84%	13.71%	1.38%
	2016		0.10%	0.90%	9.81	16.48	179,504	2,387,230	3.18%	3.97%	1.06%
ClearBridge Variable Mid Cap Portfolio - Class I
	2020		0.15%	0.35%	15.87	17.88	14,575	251,677	14.95%	15.18%	0.28%
	2019		0.15%	0.35%	13.78	15.52	13,825	210,867	32.75%	32.80%	0.59%
	2018		0.15%	0.20%	10.38	11.69	12,680	146,229	-12.67%	-12.65%	0.50%
	2017		0.15%	0.20%	11.88	13.39	12,622	167,488	12.61%	12.65%	0.19%
	2016		0.15%	0.50%	10.55	11.89	28,575	337,511	9.13%	9.27%	1.05%
Delaware VIP® Diversified Income Series - Standard Class
	2020		0.10%	0.90%	12.20	22.13	235,607	3,587,349	10.04%	10.92%	2.62%
	2019		0.10%	0.90%	11.39	20.11	233,726	3,266,955	9.44%	10.31%	2.94%
	2018		0.10%	0.90%	10.33	18.38	249,026	3,219,921	-3.00%	-2.21%	2.95%
	2017		0.10%	0.90%	10.58	18.94	232,473	3,085,988	4.28%	5.13%	2.52%
	2016		0.10%	0.90%	10.07	18.17	186,396	2,445,419	2.60%	3.42%	3.02%
Delaware VIP® Emerging Markets Series - Standard Class
	2020		0.00%	0.90%	13.03	74.11	145,521	2,636,984	23.96%	24.94%	0.81%
	2019		0.10%	0.90%	12.86	59.78	156,347	2,306,023	21.53%	22.50%	0.70%
	2018		0.10%	0.90%	10.52	49.19	168,028	2,196,058	-16.56%	-15.91%	3.15%
	2017		0.10%	0.90%	12.53	58.95	145,934	2,383,788	39.29%	40.35%	0.58%
	2016		0.10%	0.90%	8.94	42.32	146,865	1,841,611	12.91%	13.84%	1.09%
Delaware VIP® High Yield Series - Standard Class
	2020		0.00%	0.90%	12.01	38.03	67,084	958,404	6.28%	7.13%	5.88%
	2019		0.10%	0.90%	12.05	35.78	67,123	922,681	15.39%	16.30%	6.88%
	2018		0.10%	0.90%	10.37	31.01	82,854	1,031,524	-5.33%	-4.54%	6.09%
	2017		0.10%	0.90%	10.88	32.76	89,732	1,210,706	6.52%	7.39%	5.84%
	2016		0.10%	0.90%	10.14	30.75	83,907	1,160,226	12.15%	13.06%	6.95%
Delaware VIP® Limited-Term Diversified Income Series - Standard Class
	2020		0.10%	0.90%	11.05	14.16	129,927	1,621,936	3.37%	4.16%	1.80%
	2019		0.10%	0.90%	10.90	13.59	123,884	1,516,974	4.26%	5.05%	2.71%
	2018		0.10%	0.90%	10.38	12.94	124,429	1,454,238	-0.66%	0.10%	2.71%
	2017		0.10%	0.90%	10.39	13.64	127,131	1,486,432	1.25%	2.13%	2.05%
	2016		0.10%	0.90%	10.26	13.42	115,281	1,333,910	1.18%	2.09%	1.52%
Delaware VIP® REIT Series - Standard Class
	2020		0.00%	0.90%	11.11	42.63	103,544	1,643,128	-11.21%	-10.54%	1.93%
	2019		0.15%	0.90%	13.16	48.01	95,167	1,748,746	25.67%	26.62%	2.15%
	2018		0.15%	0.90%	10.40	38.20	113,941	1,672,631	-8.06%	-7.36%	2.10%
	2017		0.10%	0.90%	11.23	41.55	114,568	1,862,323	0.63%	1.43%	1.55%
	2016		0.10%	0.90%	11.08	41.29	100,739	1,705,852	4.92%	5.76%	1.17%
Delaware VIP® Small Cap Value Series - Standard Class
	2020		0.00%	0.90%	10.32	48.22	138,056	2,434,721	-2.79%	-2.05%	1.35%
	2019		0.15%	0.90%	11.56	49.60	117,649	2,399,686	26.98%	27.95%	1.04%
	2018		0.15%	0.90%	11.17	39.06	119,676	1,953,834	-17.46%	-16.84%	0.85%
	2017		0.15%	0.90%	13.44	47.32	130,167	2,622,517	11.05%	11.88%	0.83%
	2016		0.15%	0.90%	12.01	42.62	129,699	2,509,657	30.23%	31.21%	0.90%
Delaware VIP® Smid Cap Core Series - Standard Class
	2020		0.00%	0.90%	12.15	55.45	88,275	2,567,047	10.09%	10.92%	0.54%
	2019		0.15%	0.90%	14.47	50.37	84,389	2,314,831	28.47%	29.44%	0.54%
	2018		0.15%	0.90%	11.18	39.21	94,470	2,067,191	-12.91%	-12.25%	0.18%
	2017		0.15%	0.90%	12.75	45.02	97,463	2,475,803	17.58%	18.47%	0.29%
	2016		0.15%	0.90%	10.77	38.29	99,320	2,261,721	7.32%	8.13%	0.21%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® U.S. Growth Series - Standard Class
	2020		0.00%	0.90%	$21.51	$56.11	65,469	$2,346,895	42.84%	43.99%	0.00%
	2019		0.10%	0.90%	14.96	38.99	75,082	1,839,501	26.11%	27.13%	0.00%
	2018		0.10%	0.90%	11.78	30.69	76,848	1,484,368	-3.87%	-3.10%	0.00%
	2017		0.10%	0.90%	12.17	31.68	80,632	1,593,216	27.13%	28.15%	0.00%
	2016		0.10%	0.90%	11.87	24.74	52,558	1,006,891	-6.01%	-5.26%	0.60%
Delaware VIP® Value Series - Standard Class
	2020		0.15%	0.90%	11.32	38.86	78,700	1,815,037	-0.49%	0.26%	2.06%
	2019		0.15%	0.90%	12.97	39.05	78,377	1,810,197	18.86%	19.79%	1.72%
	2018		0.15%	0.90%	12.20	32.85	81,937	1,610,497	-3.64%	-2.88%	1.68%
	2017		0.15%	0.90%	12.57	34.08	94,115	1,956,077	12.78%	13.63%	1.60%
	2016		0.15%	0.90%	11.07	30.21	106,213	2,207,775	13.61%	14.47%	1.49%
DWS Alternative Asset Allocation VIP Portfolio - Class A
	2020		0.15%	0.60%	11.36	15.26	19,954	285,799	5.08%	5.56%	2.74%
	2019		0.15%	0.60%	10.87	15.08	22,881	310,392	14.00%	14.51%	3.68%
	2018		0.15%	0.60%	9.49	13.22	18,619	233,832	-9.68%	-9.27%	2.14%
	2017		0.10%	0.60%	10.46	15.32	18,104	251,078	6.77%	7.30%	2.12%
	2016		0.10%	0.60%	12.07	14.28	14,778	191,370	4.67%	5.19%	1.88%
DWS Equity 500 Index VIP Portfolio - Class A
	2020		0.00%	0.90%	19.48	46.30	148,143	3,575,660	17.04%	17.86%	1.68%
	2019		0.20%	0.90%	16.53	39.56	127,042	3,222,606	30.01%	30.92%	2.10%
	2018		0.20%	0.90%	12.63	30.43	173,778	3,404,463	-5.51%	-4.84%	1.66%
	2017		0.20%	0.90%	13.27	32.20	185,844	3,809,132	20.44%	21.29%	1.72%
	2016		0.20%	0.90%	10.94	26.74	187,338	3,185,218	10.61%	11.39%	1.86%
DWS Small Cap Index VIP Portfolio - Class A
	2020		0.20%	0.90%	16.83	50.29	37,927	863,834	18.36%	19.19%	1.14%
	2019		0.20%	0.90%	14.12	42.49	39,622	770,373	24.10%	24.97%	1.12%
	2018		0.20%	0.90%	11.30	34.24	51,863	825,012	-12.03%	-11.41%	0.91%
	2017		0.20%	0.90%	12.76	38.92	55,596	1,018,605	13.30%	14.10%	0.95%
	2016		0.20%	0.90%	11.18	34.35	54,333	889,200	19.94%	20.79%	0.99%
Fidelity® VIP Asset Manager Portfolio - Initial Class
	2020		0.55%	0.55%	21.49	21.49	2,991	64,269	14.24%	14.24%	1.41%
	2019		0.55%	0.55%	18.81	18.81	2,900	54,546	17.60%	17.60%	1.58%
	2018		0.55%	0.55%	16.00	16.00	3,627	58,020	-5.87%	-5.87%	1.37%
	2017		0.55%	0.55%	16.99	16.99	5,725	97,296	13.48%	13.48%	1.72%
	2016		0.55%	0.55%	14.97	14.97	7,707	115,416	2.51%	2.51%	1.23%
Fidelity® VIP Contrafund® Portfolio - Service Class
	2020		0.00%	0.90%	15.32	58.70	189,664	4,975,458	29.26%	30.30%	0.15%
	2019		0.10%	0.90%	15.48	45.41	195,793	4,150,562	30.27%	31.32%	0.36%
	2018		0.10%	0.90%	11.80	34.86	210,232	3,615,094	-7.33%	-6.58%	0.61%
	2017		0.10%	0.90%	12.64	37.62	204,968	4,061,149	20.67%	21.64%	0.92%
	2016		0.10%	0.90%	10.40	31.17	206,443	3,677,290	6.95%	7.81%	0.72%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2020		0.55%	0.55%	27.61	27.61	3,350	92,501	6.11%	6.11%	1.82%
	2019		0.55%	0.55%	26.02	26.02	3,500	91,079	26.74%	26.74%	1.65%
	2018		0.55%	0.55%	20.53	20.53	5,132	105,352	-8.80%	-8.80%	2.27%
	2017		0.55%	0.55%	22.51	22.51	5,314	119,611	12.27%	12.27%	1.74%
	2016		0.55%	0.55%	20.05	20.05	5,817	116,633	17.37%	17.37%	2.15%
Fidelity® VIP Equity-Income Portfolio - Service Class
	2020		0.20%	0.90%	15.65	33.16	10,288	273,190	5.59%	6.38%	1.75%
	2019		0.20%	0.90%	14.72	31.41	10,694	264,919	26.15%	27.10%	1.88%
	2018		0.20%	0.90%	11.58	24.89	15,342	291,763	-9.23%	-8.54%	2.10%
	2017		0.20%	0.90%	12.66	27.42	17,557	377,669	11.79%	12.59%	1.61%
	2016		0.20%	0.90%	11.24	24.52	18,404	353,531	16.84%	17.68%	2.10%
Fidelity® VIP Growth Opportunities Portfolio - Service Class
	2020		0.00%	0.35%	81.69	81.69	14,930	333,950	67.91%	67.91%	0.01%
	2019		0.35%	0.90%	41.18	48.65	5,169	246,369	39.44%	40.21%	0.05%
	2018		0.35%	0.90%	29.54	34.70	6,059	206,560	11.34%	11.95%	0.11%
	2017		0.35%	0.90%	26.53	31.00	6,551	199,722	33.22%	33.93%	0.20%
	2016		0.35%	0.90%	19.91	23.14	6,946	158,294	-0.65%	-0.10%	0.23%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Growth Portfolio - Service Class
	2020		0.00%	0.90%	$17.52	$65.65	53,502	$2,329,662	42.46%	43.73%	0.06%
	2019		0.10%	0.90%	18.44	45.74	51,355	1,638,605	32.98%	34.18%	0.17%
	2018		0.10%	0.90%	13.77	34.14	49,827	1,229,987	-1.18%	-0.33%	0.15%
	2017		0.10%	0.90%	13.83	34.28	49,944	1,347,498	33.79%	34.91%	0.12%
	2016		0.10%	0.90%	10.63	25.43	49,370	1,008,769	-0.19%	0.56%	0.00%
Fidelity® VIP High Income Portfolio - Service Class
	2020		0.00%	0.35%	17.94	17.94	4,565	75,878	2.29%	2.29%	5.37%
	2019		0.35%	0.90%	17.54	25.91	4,948	89,687	13.89%	14.52%	4.61%
	2018		0.35%	0.90%	15.32	22.75	8,417	148,817	-4.46%	-3.94%	5.94%
	2017		0.35%	0.90%	15.95	23.82	6,342	103,648	6.10%	6.70%	5.27%
	2016		0.35%	0.90%	14.95	22.45	6,401	98,023	13.35%	13.97%	4.97%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2020		0.55%	0.55%	14.96	14.96	7,067	105,704	8.79%	8.79%	2.20%
	2019		0.55%	0.55%	13.75	13.75	7,710	106,000	9.06%	9.06%	3.23%
	2018		0.55%	0.55%	12.61	12.61	6,284	79,212	-1.08%	-1.08%	2.25%
	2017		0.55%	0.55%	12.74	12.74	8,085	103,025	3.65%	3.65%	2.30%
	2016		0.55%	0.55%	12.29	12.29	9,659	118,760	4.17%	4.17%	2.04%
Fidelity® VIP Mid Cap Portfolio - Service Class
	2020		0.10%	0.90%	11.97	36.93	120,300	2,785,153	16.94%	17.97%	0.55%
	2019		0.10%	0.90%	13.18	31.57	117,849	2,325,593	22.18%	23.27%	0.77%
	2018		0.10%	0.90%	10.70	25.83	128,641	2,001,770	-15.41%	-14.74%	0.56%
	2017		0.10%	0.90%	12.57	32.11	105,144	2,062,160	19.62%	20.53%	0.67%
	2016		0.10%	0.90%	10.43	26.74	84,054	1,634,391	11.07%	11.94%	0.42%
Fidelity® VIP Overseas Portfolio - Service Class
	2020		0.10%	0.90%	14.28	30.99	27,882	483,610	14.46%	15.41%	0.36%
	2019		0.10%	0.90%	12.39	27.08	29,349	431,076	26.52%	27.62%	1.53%
	2018		0.10%	0.90%	9.73	21.40	36,322	422,279	-15.66%	-14.97%	1.58%
	2017		0.10%	0.90%	11.45	25.38	28,666	436,703	28.95%	29.91%	1.35%
	2016		0.10%	0.90%	8.82	19.68	28,145	338,724	-5.98%	-5.18%	1.31%
Franklin Income VIP Fund - Class 1
	2020		0.10%	0.90%	11.15	22.52	268,352	5,190,609	0.06%	0.86%	5.55%
	2019		0.10%	0.90%	12.63	22.34	363,936	6,452,087	15.36%	16.29%	5.44%
	2018		0.10%	0.90%	10.87	19.22	354,253	5,444,793	-4.96%	-4.19%	4.85%
	2017		0.10%	0.90%	11.36	20.07	314,401	5,476,023	8.93%	9.85%	4.05%
	2016		0.10%	0.90%	10.37	18.28	229,484	3,980,062	13.27%	14.29%	4.58%
Franklin Mutual Shares VIP Fund - Class 1
	2020		0.10%	0.90%	10.58	23.91	98,940	1,979,398	-5.73%	-4.94%	3.24%
	2019		0.10%	0.90%	12.80	25.17	90,857	1,904,396	21.82%	22.78%	2.11%
	2018		0.10%	0.90%	10.44	20.51	90,247	1,545,578	-9.69%	-8.96%	2.69%
	2017		0.10%	0.90%	11.47	22.53	89,372	1,696,923	7.66%	8.55%	2.51%
	2016		0.10%	0.90%	10.59	20.77	79,909	1,473,470	15.30%	16.24%	2.08%
Franklin Small-Mid Cap Growth VIP Fund - Class 1
	2020		0.10%	0.90%	22.25	65.00	28,527	970,993	54.13%	55.38%	0.00%
	2019		0.10%	0.90%	14.33	42.17	29,096	569,410	30.62%	31.67%	0.00%
	2018		0.10%	0.90%	10.90	32.29	44,972	679,696	-6.01%	-5.26%	0.00%
	2017		0.10%	0.90%	11.51	34.35	48,451	778,233	20.66%	21.66%	0.00%
	2016		0.10%	0.90%	9.48	28.47	45,417	643,580	3.47%	4.33%	0.00%
Invesco V.I. American Franchise Fund - Series I Shares
	2020		0.00%	0.90%	37.14	46.20	34,013	1,379,034	41.08%	41.91%	0.07%
	2019		0.35%	0.90%	21.32	32.75	32,870	1,020,472	35.53%	36.30%	0.00%
	2018		0.35%	0.90%	15.73	24.16	35,450	807,159	-4.49%	-3.94%	0.00%
	2017		0.35%	0.90%	16.46	25.30	36,484	865,378	26.20%	26.90%	0.08%
	2016		0.35%	0.90%	13.04	20.04	38,799	722,112	1.35%	1.91%	0.00%
Invesco V.I. Core Equity Fund - Series I Shares
	2020		0.00%	0.90%	22.33	25.88	57,033	1,323,402	12.83%	13.50%	1.37%
	2019		0.35%	0.90%	19.69	22.81	53,588	1,189,207	27.81%	28.53%	0.95%
	2018		0.35%	0.90%	15.32	17.75	56,394	976,392	-10.21%	-9.71%	0.88%
	2017		0.35%	0.90%	16.97	19.66	61,971	1,191,165	12.16%	12.80%	1.05%
	2016		0.35%	0.90%	15.04	17.43	67,473	1,144,643	9.28%	9.88%	0.71%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Core Plus Bond Fund - Series I Shares
	2020		0.55%	0.55%	$17.17	$17.17	4,652	$79,877	9.12%	9.12%	1.94%
	2019		0.55%	0.55%	15.74	15.74	4,571	71,923	10.45%	10.45%	2.77%
	2018		0.55%	0.55%	14.25	14.25	3,189	45,433	-2.90%	-2.90%	3.27%
	2017		0.55%	0.55%	14.67	14.67	5,270	77,325	5.76%	5.76%	3.20%
	2016		0.55%	0.55%	13.87	13.87	7,225	100,238	6.07%	6.07%	3.68%
Invesco V.I. International Growth Fund - Series I Shares
	2020		0.15%	0.90%	13.63	37.63	45,666	673,876	12.97%	13.82%	2.31%
	2019		0.15%	0.90%	11.98	33.31	48,898	653,695	27.42%	28.38%	1.52%
	2018		0.15%	0.90%	9.34	26.14	57,920	610,899	-15.74%	-15.10%	2.04%
	2017		0.15%	0.90%	11.01	31.03	57,396	739,900	21.90%	22.82%	1.36%
	2016		0.15%	0.90%	9.33	25.45	32,186	368,706	-1.34%	-0.60%	1.39%
Janus Henderson Balanced Portfolio - Institutional Shares
	2020		0.00%	0.35%	27.47	27.47	9,566	252,582	13.91%	13.91%	1.81%
	2019		0.35%	0.35%	24.11	24.11	9,242	222,831	22.16%	22.16%	1.89%
	2018		0.35%	0.35%	19.74	19.74	10,883	214,815	0.33%	0.33%	2.15%
	2017		0.35%	0.35%	19.67	19.67	11,253	221,379	18.02%	18.02%	1.61%
	2016		0.35%	0.90%	16.67	23.52	11,955	200,879	3.67%	4.24%	2.06%
Janus Henderson Balanced Portfolio - Service Shares
	2020		0.20%	0.90%	17.28	39.36	12,109	324,951	13.01%	13.78%	1.49%
	2019		0.20%	0.90%	15.19	34.83	11,195	300,345	21.18%	22.03%	1.61%
	2018		0.20%	0.90%	12.45	28.75	12,515	271,768	-0.47%	0.23%	1.78%
	2017		0.20%	0.90%	12.42	28.88	13,819	298,437	17.08%	17.90%	1.40%
	2016		0.20%	0.90%	10.53	24.67	16,383	294,756	3.39%	4.10%	1.79%
Janus Henderson Enterprise Portfolio - Service Shares
	2020		0.00%	0.90%	24.01	82.82	5,310	232,941	18.12%	18.96%	0.00%
	2019		0.20%	0.90%	20.19	70.11	5,061	194,577	33.94%	34.87%	0.05%
	2018		0.20%	0.90%	14.97	52.35	5,596	155,626	-1.55%	-0.84%	0.10%
	2017		0.20%	0.90%	15.10	53.17	6,135	185,022	25.95%	26.86%	0.14%
	2016		0.20%	0.90%	11.90	42.22	5,841	143,255	11.10%	11.88%	0.02%
Janus Henderson Global Research Portfolio - Institutional Shares
	2020		0.00%	0.35%	29.60	29.60	27,658	545,275	19.64%	19.64%	0.74%
	2019		0.35%	0.90%	18.36	24.74	18,371	453,294	27.81%	28.59%	1.00%
	2018		0.35%	0.90%	14.36	19.24	18,896	362,351	-7.71%	-7.19%	1.14%
	2017		0.35%	0.90%	15.56	20.73	19,122	394,912	25.89%	26.58%	0.82%
	2016		0.35%	0.90%	12.36	16.38	19,799	322,879	1.15%	1.71%	1.01%
Janus Henderson Global Research Portfolio - Service Shares
	2020		0.20%	0.90%	24.05	30.10	5,227	92,285	18.68%	19.35%	0.55%
	2019		0.35%	0.90%	20.15	25.36	3,469	77,872	27.54%	28.26%	0.87%
	2018		0.35%	0.90%	15.71	19.89	3,438	60,481	-7.93%	-7.41%	0.98%
	2017		0.35%	0.90%	16.97	21.60	3,327	63,563	25.56%	26.24%	0.70%
	2016		0.35%	0.90%	13.45	17.20	3,459	52,512	0.90%	1.48%	0.88%
Janus Henderson Global Technology and Innovation Portfolio - Service Shares
	2020		0.00%	0.35%	70.35	70.35	6,721	126,022	50.20%	50.20%	0.00%
	2019		0.35%	0.90%	36.68	46.84	1,919	76,472	43.52%	44.31%	0.00%
	2018		0.35%	0.90%	25.56	32.46	3,205	86,969	0.01%	0.56%	0.00%
	2017		0.35%	0.90%	25.56	32.28	3,351	90,642	43.62%	44.41%	0.00%
	2016		0.35%	0.90%	17.80	22.35	4,528	82,713	12.83%	13.45%	0.04%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1
	2020		0.15%	0.15%	14.95	14.95	11,039	164,988	15.51%	15.52%	1.80%
	2019		0.15%	0.15%	12.94	12.94	10,157	131,410	16.70%	16.70%	2.23%
	2018		0.15%	0.15%	11.09	11.09	8,821	97,803	-6.20%	-6.20%	0.00%
	2017		0.15%	0.15%	11.82	11.82	8,272	97,771	16.93%	16.93%	3.05%
	2016	5/26/16	0.15%	0.15%	10.11	10.11	2,610	26,381	4.45%	4.45%	2.35%
LVIP Baron Growth Opportunities Fund - Service Class
	2020		0.00%	0.90%	16.49	66.79	27,737	892,923	32.85%	34.01%	0.00%
	2019		0.10%	0.90%	16.11	50.26	26,752	783,417	35.16%	36.34%	0.00%
	2018		0.10%	0.90%	11.84	37.19	27,038	631,039	-4.80%	-4.02%	0.00%
	2017		0.10%	0.90%	12.35	39.06	28,229	721,326	26.09%	27.19%	0.00%
	2016		0.10%	0.90%	10.98	30.98	33,396	699,905	4.61%	5.49%	0.46%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Baron Growth Opportunities Fund - Standard Class
	2020		0.20%	0.90%	$21.87	$53.53	19,768	$443,381	33.24%	34.28%	0.00%
	2019		0.20%	0.90%	16.30	40.17	20,390	353,509	35.49%	36.46%	0.00%
	2018		0.20%	0.90%	11.95	29.65	21,651	274,790	-4.57%	-3.89%	0.00%
	2017		0.20%	0.90%	12.43	31.06	23,080	304,258	26.41%	27.31%	0.00%
	2016		0.20%	0.90%	9.76	24.57	24,367	251,699	4.88%	5.63%	0.72%
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
	2020		0.00%	0.90%	13.52	23.87	25,138	522,583	0.21%	0.97%	2.23%
	2019		0.15%	0.90%	13.39	23.64	24,514	512,379	17.52%	18.41%	1.90%
	2018		0.15%	0.90%	11.32	19.97	22,826	402,733	-8.75%	-8.04%	2.54%
	2017		0.15%	0.90%	12.50	21.72	19,591	370,006	15.38%	16.25%	1.96%
	2016		0.15%	0.90%	13.75	18.68	18,008	296,761	10.96%	11.80%	1.88%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	4.31%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class
	2020		0.15%	0.15%	13.61	13.61	1,272	17,313	1.83%	1.83%	1.96%
	2019		0.15%	0.15%	13.36	13.36	738	9,862	17.88%	17.88%	2.24%
	2018		0.15%	0.15%	11.34	11.34	422	4,786	-3.15%	-3.15%	2.33%
	2017		0.15%	0.15%	11.71	11.71	30	355	14.18%	14.18%	2.30%
	2016	5/23/16	0.15%	0.15%	10.25	10.25	10	107	3.30%	3.30%	1.60%
LVIP BlackRock Global Real Estate Fund - Standard Class
	2020		0.10%	0.90%	11.39	21.53	47,852	666,326	-3.09%	-2.31%	5.34%
	2019		0.10%	0.90%	11.89	22.05	51,343	768,893	23.80%	24.78%	3.39%
	2018		0.10%	0.90%	9.61	17.68	55,559	672,551	-9.16%	-8.43%	4.01%
	2017		0.10%	0.90%	10.58	19.32	52,456	699,851	9.87%	10.78%	4.51%
	2016		0.10%	0.90%	9.62	17.45	48,527	589,725	0.28%	1.10%	3.90%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2020		0.15%	0.60%	10.79	13.04	69,122	851,777	4.65%	5.12%	0.17%
	2019		0.15%	0.60%	10.29	12.41	68,931	819,339	5.26%	5.73%	2.45%
	2018		0.15%	0.60%	9.75	11.73	59,459	680,535	-0.33%	0.13%	4.96%
	2017		0.15%	0.60%	9.76	11.72	62,364	715,484	1.57%	2.03%	1.67%
	2016		0.15%	0.60%	9.58	11.48	56,068	633,410	2.95%	3.41%	1.22%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
	2020		0.15%	0.15%	14.21	14.21	1,577	22,419	3.19%	3.19%	1.54%
	2019		0.15%	0.15%	13.77	13.77	1,221	16,815	18.72%	18.72%	1.92%
	2018		0.15%	0.15%	11.60	11.60	702	8,148	-2.88%	-2.88%	1.96%
	2017		0.15%	0.15%	11.95	11.95	69	821	13.32%	13.32%	2.77%
	2016	11/7/16	0.15%	0.15%	10.54	10.54	3	35	3.41%	3.41%	0.00%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2020		0.10%	0.90%	13.92	35.16	15,645	351,736	22.70%	23.74%	0.41%
	2019		0.10%	0.90%	14.06	28.65	13,834	264,370	18.85%	19.88%	0.69%
	2018		0.10%	0.90%	11.75	24.11	14,142	241,724	-5.17%	-4.42%	0.67%
	2017		0.10%	0.90%	12.31	25.42	15,263	285,022	25.00%	26.03%	0.65%
	2016		0.10%	0.90%	13.27	20.34	14,054	241,041	-2.20%	-1.46%	0.45%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2020		0.15%	0.60%	15.17	31.74	5,892	152,699	26.96%	27.52%	0.00%
	2019		0.15%	0.60%	14.22	24.89	6,489	135,291	24.17%	24.73%	0.00%
	2018		0.15%	0.60%	11.40	19.95	7,202	124,159	-0.28%	0.21%	0.00%
	2017		0.15%	0.60%	13.94	19.91	7,892	140,554	24.83%	25.37%	0.00%
	2016		0.15%	0.60%	11.16	15.88	7,586	115,634	1.57%	2.11%	0.00%
LVIP ClearBridge Large Cap Managed Volatility Fund - Standard Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.10%
	2018		0.15%	0.15%	10.81	10.81	1,708	18,463	-5.68%	-5.68%	1.01%
	2017		0.15%	0.15%	11.46	11.46	1,811	20,754	17.86%	17.86%	1.05%
	2016	2/5/16	0.15%	0.15%	9.72	9.72	1,802	17,521	9.11%	9.11%	1.15%
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class
	2020		0.15%	0.15%	14.55	14.55	1,730	25,167	14.69%	14.69%	0.92%
	2019	5/24/19	0.15%	0.15%	12.69	12.69	1,846	23,420	12.44%	12.44%	1.53%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Bond Fund - Standard Class
	2020		0.00%	0.90%	$12.05	$23.73	326,627	$4,889,639	8.88%	9.77%	2.37%
	2019		0.10%	0.90%	11.47	21.79	333,284	4,649,646	8.23%	9.09%	2.99%
	2018		0.10%	0.90%	10.53	20.13	358,011	4,596,666	-1.72%	-0.91%	3.20%
	2017		0.10%	0.90%	10.63	20.49	349,804	4,614,283	3.44%	4.27%	2.94%
	2016		0.10%	0.90%	10.21	19.81	316,151	4,181,227	1.80%	2.61%	2.47%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2020		0.15%	0.60%	10.87	11.66	119,629	1,363,964	0.76%	1.21%	1.61%
	2019		0.15%	0.60%	10.74	11.52	112,093	1,266,996	3.98%	4.45%	2.85%
	2018		0.15%	0.90%	10.32	11.03	103,478	1,120,123	-0.64%	0.12%	3.87%
	2017		0.15%	0.90%	10.30	11.02	100,010	1,083,579	1.92%	2.39%	1.21%
	2016		0.15%	0.60%	10.20	10.76	72,719	776,207	1.64%	2.10%	0.00%
LVIP Delaware Mid Cap Value Fund - Standard Class
	2020		0.15%	0.90%	10.96	35.01	34,339	904,967	-0.40%	0.36%	3.01%
	2019		0.15%	0.90%	14.90	34.88	26,632	750,125	29.24%	30.23%	1.21%
	2018		0.15%	0.90%	11.44	26.78	25,797	562,278	-15.51%	-14.84%	1.49%
	2017		0.15%	0.90%	13.47	31.47	20,388	559,189	16.70%	17.57%	1.53%
	2016		0.15%	0.90%	17.34	26.76	16,682	411,817	19.33%	20.22%	1.79%
LVIP Delaware Social Awareness Fund - Standard Class
	2020		0.15%	0.90%	18.37	50.77	24,366	596,716	18.61%	19.51%	1.35%
	2019		0.15%	0.90%	15.38	42.80	26,084	529,207	30.79%	31.78%	2.02%
	2018		0.15%	0.90%	11.67	32.73	27,624	443,249	-5.42%	-4.71%	1.33%
	2017		0.15%	0.90%	12.26	34.60	28,128	467,110	19.12%	20.01%	1.36%
	2016		0.15%	0.90%	10.22	29.05	27,390	381,526	5.68%	6.48%	1.50%
LVIP Delaware Wealth Builder Fund - Standard Class
	2020		0.20%	0.90%	12.84	22.59	12,993	175,432	4.67%	5.40%	1.71%
	2019		0.20%	0.90%	12.18	25.87	18,089	231,822	14.87%	15.67%	3.58%
	2018		0.20%	0.90%	10.53	22.52	13,834	153,879	-6.08%	-5.41%	3.06%
	2017		0.20%	0.90%	11.57	23.98	13,850	164,594	11.24%	12.07%	2.32%
	2016		0.20%	0.90%	10.33	21.55	12,747	146,217	4.67%	5.41%	1.63%
LVIP Dimensional International Core Equity Fund - Standard Class
	2020		0.15%	0.15%	12.61	12.62	4,568	57,630	6.70%	6.71%	1.90%
	2019		0.15%	0.15%	11.82	11.82	3,958	46,800	20.66%	20.68%	3.33%
	2018		0.15%	0.15%	9.79	9.80	2,937	28,773	-17.68%	-17.68%	2.33%
	2017		0.15%	0.20%	11.90	11.90	1,795	21,360	27.12%	27.17%	1.84%
	2016	2/10/16	0.15%	0.50%	9.31	9.36	2,737	25,540	4.35%	17.50%	2.62%
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
	2020		0.15%	0.60%	11.36	11.85	34,193	390,879	-6.98%	-6.56%	1.86%
	2019		0.15%	0.60%	12.21	12.68	29,082	357,428	16.11%	16.64%	2.55%
	2018		0.15%	0.60%	10.52	10.87	32,147	340,677	-16.59%	-16.21%	1.89%
	2017		0.15%	0.60%	12.61	12.98	29,339	372,621	25.41%	25.97%	2.24%
	2016		0.15%	0.60%	10.05	10.30	29,263	295,963	1.36%	1.82%	2.19%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2020		0.15%	0.35%	13.62	40.76	18,557	377,256	16.00%	16.23%	1.90%
	2019		0.15%	0.60%	15.77	35.07	10,088	186,731	29.33%	29.93%	1.95%
	2018		0.15%	0.60%	12.14	27.00	7,553	122,293	-7.84%	-7.40%	1.41%
	2017		0.15%	0.60%	13.12	29.17	8,047	142,382	20.16%	20.76%	1.57%
	2016		0.15%	0.60%	16.36	24.15	6,505	123,220	13.72%	14.31%	0.96%
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
	2020		0.15%	0.20%	13.11	17.26	8,030	134,398	15.11%	15.17%	1.58%
	2019		0.15%	0.20%	14.99	14.99	6,579	96,925	28.63%	28.63%	1.35%
	2018		0.15%	0.60%	11.46	11.65	5,566	64,789	-10.17%	-9.77%	1.19%
	2017		0.15%	0.60%	12.76	12.91	4,574	59,031	17.57%	18.13%	1.33%
	2016		0.15%	0.60%	10.93	10.93	3,599	39,331	16.58%	16.58%	1.60%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
	2020		0.15%	0.60%	15.27	23.02	39,967	840,964	14.61%	15.12%	1.17%
	2019		0.15%	0.60%	13.27	20.00	37,643	709,904	18.86%	19.40%	1.19%
	2018		0.15%	0.60%	11.12	16.75	39,319	625,754	-8.34%	-7.93%	1.00%
	2017		0.15%	0.60%	13.28	18.19	39,364	682,752	18.46%	18.99%	1.17%
	2016		0.15%	0.60%	11.17	15.29	37,322	559,766	10.47%	10.97%	1.17%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class
	2020		0.15%	0.60%	$11.81	$13.02	100,287	$1,256,246	5.05%	5.52%	1.83%
	2019		0.15%	0.60%	11.20	12.34	55,398	661,753	6.83%	7.32%	2.72%
	2018		0.15%	0.60%	10.43	11.50	48,885	548,414	-0.75%	-0.30%	2.23%
	2017		0.15%	0.60%	10.46	11.53	47,089	531,709	2.33%	2.79%	1.92%
	2016		0.15%	0.90%	10.94	11.22	49,466	546,565	1.50%	1.96%	1.58%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
	2020		0.15%	0.60%	11.48	20.71	12,478	190,755	11.99%	12.50%	1.15%
	2019		0.15%	0.60%	11.01	18.41	12,167	163,448	12.12%	12.63%	1.90%
	2018		0.15%	0.60%	9.78	16.34	13,210	156,183	-9.71%	-9.26%	1.36%
	2017		0.15%	0.60%	10.80	18.01	13,730	181,623	20.67%	21.23%	1.13%
	2016		0.15%	0.60%	10.33	14.86	17,103	208,070	1.81%	2.27%	1.43%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2020		0.10%	0.90%	12.90	21.56	39,078	704,946	6.12%	6.94%	1.42%
	2019		0.10%	0.90%	12.07	20.32	120,803	1,728,425	13.98%	14.86%	2.68%
	2018		0.10%	0.90%	10.51	17.83	120,555	1,504,339	-5.31%	-4.57%	2.61%
	2017		0.10%	0.90%	11.01	19.53	108,528	1,566,843	9.51%	10.33%	2.36%
	2016		0.10%	0.90%	12.73	17.78	83,954	1,369,537	4.08%	4.86%	1.73%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2020		0.15%	0.90%	11.35	20.67	217,197	2,956,572	4.91%	5.71%	2.13%
	2019		0.15%	0.90%	12.12	19.56	250,850	3,287,510	14.82%	15.68%	2.31%
	2018		0.10%	0.90%	10.48	16.91	258,485	2,945,887	-7.17%	-6.42%	2.23%
	2017		0.10%	0.90%	11.21	18.89	280,522	3,626,410	14.60%	15.52%	2.34%
	2016		0.10%	0.90%	9.72	16.42	263,937	3,492,571	3.81%	4.64%	1.81%
LVIP Global Income Fund - Standard Class
	2020		0.10%	0.90%	11.89	15.15	45,533	623,167	6.14%	6.67%	1.77%
	2019		0.10%	0.60%	11.16	14.20	37,528	484,537	6.10%	6.63%	3.13%
	2018		0.10%	0.60%	10.49	13.32	27,928	345,002	1.29%	1.79%	4.32%
	2017		0.10%	0.60%	10.31	13.08	23,601	287,426	4.42%	4.93%	0.00%
	2016		0.10%	0.60%	11.01	12.47	22,776	265,762	-0.10%	0.39%	0.00%
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
	2020		0.15%	0.90%	11.44	20.89	238,043	3,555,782	5.15%	5.94%	2.10%
	2019		0.15%	0.90%	12.00	19.86	232,863	3,432,833	13.99%	14.85%	2.40%
	2018		0.15%	0.90%	10.45	17.43	240,951	3,228,330	-6.28%	-5.57%	2.31%
	2017		0.15%	0.90%	11.08	19.56	244,945	3,864,394	13.29%	14.15%	2.27%
	2016		0.15%	0.90%	9.71	17.19	247,805	3,475,591	3.41%	4.19%	1.73%
LVIP Government Money Market Fund - Standard Class
	2020		0.00%	0.90%	9.76	10.64	271,903	2,791,026	-0.64%	0.13%	0.29%
	2019		0.15%	0.90%	9.79	10.70	329,110	3,360,717	0.87%	1.64%	1.78%
	2018		0.15%	0.90%	9.67	10.61	341,278	3,420,974	0.48%	1.24%	1.39%
	2017		0.15%	0.90%	9.60	10.87	335,536	3,329,537	-0.49%	0.26%	0.41%
	2016		0.15%	0.90%	9.62	10.88	328,919	3,277,536	-0.87%	-0.12%	0.03%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class
	2018		0.15%	0.15%	11.06	11.06	30	330	-8.94%	-8.94%	2.27%
	2017		0.15%	0.15%	12.14	12.14	21	258	10.97%	10.97%	1.51%
	2016		0.15%	0.15%	10.94	10.94	13	144	10.98%	10.98%	1.97%
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
	2020		0.15%	0.15%	14.46	14.46	48	690	7.16%	7.16%	1.85%
	2019	5/24/19	0.15%	0.15%	13.49	13.49	37	505	11.03%	11.03%	1.78%
LVIP JPMorgan High Yield Fund - Standard Class
	2020		0.15%	0.90%	11.56	18.74	60,970	967,531	4.61%	5.40%	4.37%
	2019		0.15%	0.90%	12.21	17.78	94,368	1,413,774	11.96%	12.81%	5.73%
	2018		0.15%	0.90%	10.82	15.76	90,415	1,212,222	-3.72%	-2.99%	5.80%
	2017		0.15%	0.90%	11.16	16.25	84,052	1,210,939	5.81%	6.61%	6.14%
	2016		0.15%	0.90%	10.49	15.24	72,347	1,068,667	12.25%	13.10%	5.22%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2020		0.10%	0.90%	$10.57	$24.12	10,806	$198,178	1.03%	1.80%	1.34%
	2019		0.10%	0.90%	11.75	23.70	7,328	144,346	15.13%	15.99%	1.08%
	2018		0.10%	0.90%	10.13	20.43	9,977	154,254	-12.58%	-11.93%	1.55%
	2017		0.10%	0.90%	11.53	23.20	9,698	168,422	13.67%	14.54%	1.08%
	2016		0.10%	0.90%	10.07	20.26	9,305	142,117	9.02%	9.88%	0.47%
LVIP MFS International Growth Fund - Standard Class
	2020		0.10%	0.90%	12.99	24.73	65,604	1,318,599	13.51%	14.42%	0.86%
	2019		0.10%	0.90%	14.27	21.62	67,526	1,271,321	26.42%	27.44%	1.75%
	2018		0.10%	0.90%	11.21	16.97	58,629	905,136	-9.08%	-8.33%	1.27%
	2017		0.10%	0.90%	12.26	18.53	59,082	1,003,283	30.68%	31.73%	1.21%
	2016		0.10%	0.90%	9.41	14.07	54,370	707,029	0.75%	1.56%	1.54%
LVIP MFS Value Fund - Standard Class
	2020		0.10%	0.90%	12.30	33.28	269,924	5,661,954	2.75%	3.60%	1.97%
	2019		0.10%	0.90%	15.06	32.16	122,312	3,165,971	29.06%	29.79%	1.69%
	2018		0.10%	0.60%	11.62	24.80	131,600	2,677,469	-10.53%	-10.06%	1.78%
	2017		0.10%	0.60%	12.94	27.60	119,595	2,801,376	16.92%	17.52%	1.89%
	2016		0.10%	0.60%	11.02	23.50	103,426	2,171,557	13.38%	13.96%	1.87%
LVIP Mondrian International Value Fund - Standard Class
	2020		0.00%	0.90%	9.70	26.20	89,622	1,078,106	-5.82%	-5.09%	2.32%
	2019		0.10%	0.90%	11.34	27.82	86,214	1,158,747	17.19%	18.09%	3.55%
	2018		0.10%	0.90%	9.61	23.74	94,529	1,093,827	-12.28%	-11.60%	3.27%
	2017		0.10%	0.90%	10.88	27.06	91,103	1,214,292	20.13%	21.29%	3.48%
	2016		0.10%	0.90%	8.98	22.50	85,434	975,715	3.01%	3.87%	2.75%
LVIP SSGA Bond Index Fund - Standard Class
	2020		0.10%	0.90%	11.83	15.93	61,027	838,779	6.53%	7.32%	2.12%
	2019		0.10%	0.90%	11.32	14.85	65,727	843,539	7.27%	8.08%	2.97%
	2018		0.10%	0.90%	10.48	13.74	56,226	689,011	-1.22%	-0.47%	2.83%
	2017		0.10%	0.90%	10.53	13.81	49,891	620,679	2.25%	3.18%	2.49%
	2016		0.10%	0.90%	10.22	13.38	43,711	532,884	1.35%	2.22%	2.16%
LVIP SSGA Conservative Index Allocation Fund - Standard Class
	2020		0.15%	0.60%	13.75	18.62	17,840	282,093	11.56%	12.02%	2.11%
	2019		0.15%	0.60%	12.27	16.62	15,627	220,269	14.15%	14.66%	2.39%
	2018		0.15%	0.60%	10.70	14.50	16,143	199,413	-4.91%	-4.48%	2.33%
	2017		0.15%	0.60%	11.21	15.18	15,131	218,121	10.05%	10.55%	2.25%
	2016		0.15%	0.60%	10.14	13.73	15,137	199,785	4.38%	4.85%	2.08%
LVIP SSGA Conservative Structured Allocation Fund - Standard Class
	2020		0.15%	0.60%	13.14	17.81	5,483	90,884	9.02%	9.52%	2.17%
	2019		0.15%	0.60%	12.00	16.27	5,472	82,879	12.96%	13.48%	2.75%
	2018		0.15%	0.60%	10.58	14.33	5,546	74,099	-5.58%	-5.15%	2.95%
	2017		0.15%	0.60%	11.15	15.11	5,323	74,742	9.04%	9.53%	4.88%
	2016		0.15%	0.60%	13.45	13.80	679	9,117	6.20%	6.60%	2.33%
LVIP SSGA Developed International 150 Fund - Standard Class
	2020		0.15%	0.60%	10.75	16.06	13,858	159,198	-4.67%	-4.24%	1.28%
	2019		0.15%	0.60%	11.23	16.78	34,273	502,124	14.73%	15.25%	4.44%
	2018		0.15%	0.60%	9.75	15.84	32,733	418,241	-15.74%	-15.36%	4.28%
	2017		0.15%	0.60%	11.53	18.76	22,411	361,075	22.84%	23.39%	4.62%
	2016		0.15%	0.60%	10.38	15.23	21,208	277,994	9.07%	9.56%	3.95%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2020		0.10%	0.90%	9.57	15.54	31,557	405,520	1.73%	2.60%	3.77%
	2019		0.10%	0.90%	9.48	15.15	30,155	388,066	6.64%	7.50%	4.00%
	2018		0.10%	0.90%	8.84	14.09	25,249	303,137	-13.10%	-12.35%	4.64%
	2017		0.10%	0.90%	10.12	16.08	23,418	324,386	22.72%	23.83%	2.61%
	2016		0.10%	0.90%	8.20	12.98	24,837	279,932	14.40%	15.43%	2.57%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
	2020		0.00%	0.90%	12.48	19.14	44,798	676,913	6.06%	6.86%	1.99%
	2019		0.15%	0.90%	11.68	17.91	43,299	615,555	14.72%	15.58%	2.56%
	2018		0.15%	0.90%	10.11	15.50	58,012	705,307	-9.00%	-8.24%	2.90%
	2017		0.15%	0.90%	11.03	16.90	53,864	756,849	13.79%	14.64%	4.07%
	2016		0.15%	0.90%	9.63	14.76	44,897	637,133	4.68%	5.47%	1.73%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA International Index Fund - Standard Class
	2020		0.15%	0.90%	$11.01	$18.53	86,122	$1,271,644	6.88%	7.69%	3.38%
	2019		0.15%	0.90%	11.05	17.22	29,582	440,509	20.49%	21.40%	2.62%
	2018		0.15%	0.90%	9.17	14.22	23,641	305,246	-14.48%	-13.83%	2.74%
	2017		0.15%	0.90%	10.72	16.53	20,028	302,896	23.56%	24.50%	2.80%
	2016		0.15%	0.90%	8.68	13.30	18,167	224,938	0.12%	0.84%	2.92%
LVIP SSGA International Managed Volatility Fund - Standard Class
	2020		0.15%	0.60%	9.94	10.66	3,239	33,489	-1.57%	-1.12%	2.09%
	2019		0.15%	0.60%	10.10	10.78	3,037	31,843	18.08%	18.62%	2.53%
	2018		0.15%	0.60%	8.55	9.09	2,848	25,204	-12.72%	-12.33%	2.24%
	2017		0.15%	0.60%	9.80	10.37	2,938	29,598	23.53%	24.09%	2.27%
	2016	12/9/16	0.15%	0.60%	7.93	8.36	2,973	24,176	-0.41%	-0.38%	1.00%
LVIP SSGA Large Cap 100 Fund - Standard Class
	2020		0.15%	0.60%	11.71	38.12	23,646	670,306	2.37%	2.83%	2.37%
	2019		0.15%	0.60%	14.82	37.07	34,246	823,064	26.53%	27.10%	2.64%
	2018		0.15%	0.60%	11.66	29.17	35,058	702,976	-11.64%	-11.23%	2.63%
	2017		0.15%	0.60%	13.15	32.86	21,239	617,308	18.05%	18.58%	2.91%
	2016		0.15%	0.60%	18.94	27.71	21,492	534,460	20.80%	21.34%	2.30%
LVIP SSGA Moderate Index Allocation Fund - Standard Class
	2020		0.15%	0.90%	14.55	21.48	53,807	1,085,279	13.15%	13.66%	2.28%
	2019		0.15%	0.60%	12.80	18.89	49,631	884,073	17.53%	18.06%	2.34%
	2018		0.15%	0.60%	10.85	16.00	51,402	778,154	-6.83%	-6.41%	2.29%
	2017		0.15%	0.60%	11.59	17.10	48,297	782,876	13.87%	14.38%	2.30%
	2016		0.15%	0.60%	10.13	14.95	45,276	643,158	6.01%	6.49%	2.12%
LVIP SSGA Moderate Structured Allocation Fund - Standard Class
	2020		0.15%	0.60%	13.63	20.23	63,457	1,236,090	9.20%	9.69%	2.66%
	2019		0.15%	0.60%	12.43	18.45	57,168	1,036,815	15.87%	16.40%	2.95%
	2018		0.15%	0.60%	10.68	15.85	56,064	874,261	-7.68%	-7.26%	3.21%
	2017		0.15%	0.60%	11.52	17.09	53,951	909,016	12.47%	13.04%	4.13%
	2016		0.15%	0.60%	13.17	15.13	50,325	752,456	8.62%	9.11%	2.21%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
	2020		0.15%	0.60%	14.80	22.53	35,179	593,230	13.60%	14.11%	2.27%
	2019		0.15%	0.60%	12.98	19.74	41,443	641,812	19.01%	19.55%	2.36%
	2018		0.15%	0.60%	10.86	16.52	41,792	539,214	-7.98%	-7.56%	2.11%
	2017		0.15%	0.60%	11.78	17.87	24,913	421,415	16.27%	16.91%	2.24%
	2016		0.15%	0.60%	10.08	15.30	20,654	307,731	6.72%	7.21%	2.10%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
	2020		0.15%	0.60%	13.64	21.20	53,228	1,015,825	8.62%	9.11%	2.05%
	2019		0.15%	0.60%	12.50	19.43	89,511	1,495,417	16.72%	17.25%	2.95%
	2018		0.15%	0.60%	10.66	16.57	89,365	1,271,053	-8.75%	-8.33%	3.44%
	2017		0.15%	0.60%	11.63	18.08	81,122	1,305,395	14.21%	14.72%	4.38%
	2016		0.15%	0.60%	10.14	15.76	67,407	1,032,485	9.82%	10.31%	2.15%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2020		0.15%	0.90%	14.30	44.19	512,073	13,216,079	16.97%	17.86%	1.88%
	2019		0.15%	0.90%	14.51	37.49	294,715	6,781,200	30.02%	31.00%	1.80%
	2018		0.15%	0.90%	12.65	28.62	232,285	4,396,075	-5.51%	-4.79%	1.87%
	2017		0.15%	0.90%	13.29	30.06	222,273	4,516,985	20.49%	21.39%	2.11%
	2016		0.15%	0.90%	10.95	24.76	165,013	3,167,254	10.76%	11.59%	2.15%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2020		0.15%	0.90%	12.58	37.27	74,481	1,446,133	18.13%	19.02%	1.14%
	2019		0.15%	0.90%	14.01	31.31	39,531	790,036	23.91%	24.85%	1.03%
	2018		0.15%	0.90%	11.23	25.08	32,487	546,053	-12.16%	-11.50%	1.02%
	2017		0.15%	0.90%	12.69	28.34	27,260	550,195	13.19%	14.04%	1.07%
	2016		0.15%	0.90%	11.14	24.85	23,254	432,299	19.58%	20.50%	1.33%
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2020		0.15%	0.60%	10.86	31.16	69,694	1,343,929	5.35%	5.82%	3.13%
	2019		0.15%	0.60%	12.55	29.45	42,578	909,387	19.11%	19.65%	2.19%
	2018		0.15%	0.60%	10.51	24.61	35,494	670,779	-13.99%	-13.59%	3.21%
	2017		0.15%	0.60%	12.16	28.48	30,191	691,515	5.61%	6.17%	2.71%
	2016		0.15%	0.60%	13.19	26.83	24,478	565,969	29.30%	29.89%	2.17%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP T. Rowe Price 2020 Fund - Standard Class
	2020		0.20%	0.20%	$14.37	$14.37	5,272	$75,774	13.04%	13.04%	2.23%
	2019		0.20%	0.20%	12.71	12.71	6,132	77,972	18.69%	18.69%	2.45%
	2018		0.20%	0.20%	10.71	10.71	8,225	88,114	-5.77%	-5.77%	1.94%
	2017		0.60%	0.60%	14.48	14.48	6,466	93,617	11.36%	11.36%	2.02%
	2016		0.60%	0.60%	13.00	13.00	6,394	83,139	3.83%	3.83%	1.94%
LVIP T. Rowe Price 2030 Fund - Standard Class
	2020		0.20%	0.35%	14.24	20.39	13,072	213,002	14.84%	15.02%	2.16%
	2019		0.20%	0.35%	12.38	17.76	14,432	203,633	21.72%	21.91%	2.32%
	2018		0.20%	0.60%	10.16	13.14	17,058	199,059	-8.14%	-7.79%	1.92%
	2017		0.20%	0.60%	14.31	14.46	11,424	162,806	12.79%	12.89%	1.86%
	2016		0.35%	0.60%	12.69	14.01	13,107	166,398	3.10%	3.35%	1.76%
LVIP T. Rowe Price 2040 Fund - Standard Class
	2020		0.20%	0.35%	14.54	21.33	11,003	197,095	16.21%	16.39%	2.21%
	2019		0.20%	0.35%	12.49	18.35	10,826	165,514	24.01%	24.19%	2.31%
	2018		0.20%	0.35%	10.06	10.06	10,951	134,693	-8.89%	-8.89%	2.77%
	2017		0.20%	0.60%	11.04	13.78	5,236	69,309	13.94%	14.39%	1.84%
	2016		0.20%	0.60%	11.97	14.24	6,244	72,976	3.19%	3.49%	1.70%
LVIP T. Rowe Price Growth Stock Fund - Standard Class
	2020		0.15%	0.90%	16.21	60.69	44,934	1,681,164	35.25%	36.26%	0.00%
	2019		0.15%	0.90%	17.92	44.54	50,762	1,332,340	29.88%	30.86%	0.08%
	2018		0.15%	0.90%	13.70	34.03	47,218	957,752	-2.01%	-1.27%	0.20%
	2017		0.15%	0.90%	13.88	34.47	35,786	821,904	32.49%	33.82%	0.14%
	2016		0.15%	0.90%	10.40	25.82	56,383	1,078,913	0.49%	1.24%	0.11%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2020		0.00%	0.90%	16.59	57.03	36,207	1,138,259	30.91%	31.50%	0.00%
	2019		0.15%	0.60%	16.89	43.37	32,728	737,497	36.58%	37.19%	0.19%
	2018		0.15%	0.60%	12.32	31.61	27,133	497,121	-3.67%	-3.22%	0.44%
	2017		0.15%	0.60%	12.74	33.98	20,310	431,030	23.99%	24.56%	0.20%
	2016		0.15%	0.60%	10.23	27.40	15,772	339,659	6.91%	7.41%	0.29%
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
	2020		0.15%	0.15%	13.90	13.90	369	5,129	8.33%	8.33%	1.85%
	2019		0.15%	0.15%	12.83	12.83	241	3,098	17.00%	17.00%	1.63%
	2018		0.15%	0.15%	10.96	10.96	139	1,528	-4.79%	-4.79%	1.87%
	2017		0.15%	0.15%	11.52	11.52	39	449	15.05%	15.05%	1.88%
	2016	7/22/16	0.15%	0.15%	10.01	10.01	19	193	1.75%	1.75%	1.84%
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2020		0.15%	0.90%	19.25	31.35	36,711	977,117	18.75%	19.68%	1.38%
	2019		0.15%	0.90%	16.09	26.20	38,308	840,313	29.12%	30.13%	1.77%
	2018		0.15%	0.90%	12.37	20.14	29,802	530,683	-5.78%	-5.07%	1.56%
	2017		0.15%	0.90%	13.03	21.22	26,111	510,788	19.09%	19.99%	1.65%
	2016		0.15%	0.90%	10.86	17.69	19,968	326,207	11.47%	12.04%	1.87%
LVIP Vanguard International Equity ETF Fund - Standard Class
	2020		0.15%	0.90%	11.27	18.74	99,125	1,534,413	9.90%	10.73%	2.63%
	2019		0.15%	0.90%	12.16	16.95	53,151	748,514	21.46%	22.02%	3.72%
	2018		0.15%	0.60%	9.99	13.92	33,783	393,474	-15.22%	-14.83%	2.36%
	2017		0.15%	0.60%	11.73	16.38	28,679	398,367	27.54%	28.12%	2.11%
	2016		0.15%	0.60%	10.73	12.81	27,222	297,880	3.10%	3.56%	2.25%
LVIP Wellington Capital Growth Fund - Standard Class
	2020		0.10%	0.60%	18.47	64.78	44,822	2,214,484	42.17%	42.96%	0.00%
	2019		0.10%	0.60%	19.84	45.36	40,977	1,425,256	40.54%	41.32%	0.00%
	2018		0.10%	0.60%	14.06	32.13	38,880	1,080,102	0.75%	1.28%	0.00%
	2017		0.10%	0.60%	23.16	31.75	36,529	1,067,812	34.99%	35.81%	0.00%
	2016		0.10%	0.60%	17.05	23.40	47,296	1,083,158	-0.50%	0.01%	0.00%
LVIP Wellington Mid-Cap Value Fund - Standard Class
	2020		0.10%	0.90%	11.26	31.63	27,103	653,043	0.86%	1.67%	0.99%
	2019		0.10%	0.90%	13.24	31.13	25,349	592,585	29.42%	30.46%	1.09%
	2018		0.10%	0.90%	10.16	23.87	20,858	401,513	-15.30%	-14.62%	0.71%
	2017		0.10%	0.90%	11.91	27.97	19,814	455,999	12.41%	13.32%	0.45%
	2016		0.10%	0.90%	15.26	24.70	16,519	351,767	12.06%	12.95%	0.51%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
M Capital Appreciation Fund
	2020		0.20%	0.20%	$14.50	$14.50	677	$9,820	17.49%	17.49%	0.00%
	2019		0.20%	0.20%	12.34	12.34	633	7,813	28.59%	28.59%	0.35%
	2018		0.20%	0.20%	9.60	9.60	574	5,514	-14.32%	-14.32%	0.31%
	2017		0.50%	0.50%	37.95	37.95	170	6,453	18.42%	18.42%	0.00%
	2016		0.50%	0.50%	32.05	32.05	173	5,536	20.46%	20.46%	0.00%
M International Equity Fund
	2020		0.20%	0.20%	12.29	12.29	1,154	14,187	8.68%	8.68%	1.79%
	2019		0.20%	0.20%	11.31	11.31	1,016	11,492	20.09%	20.09%	2.99%
	2018		0.20%	0.20%	9.42	9.42	904	8,515	-20.73%	-20.73%	1.54%
	2017		0.50%	0.50%	15.86	15.86	609	9,654	23.44%	23.44%	1.68%
	2016		0.50%	0.50%	12.85	12.85	592	7,609	-0.55%	-0.55%	1.14%
M Large Cap Growth Fund
	2020		0.20%	0.20%	21.35	21.35	595	12,698	28.63%	28.63%	0.00%
	2019		0.20%	0.20%	16.59	16.59	705	11,706	35.82%	35.82%	0.00%
	2018		0.20%	0.20%	12.22	12.22	733	8,954	-5.14%	-5.14%	0.00%
	2017		0.50%	0.50%	33.09	33.09	294	9,735	38.29%	38.29%	0.00%
	2016		0.50%	0.50%	23.93	23.93	318	7,602	-2.81%	-2.81%	0.00%
M Large Cap Value Fund
	2020		0.20%	0.20%	11.51	11.51	1,169	13,453	-3.36%	-3.36%	2.17%
	2019		0.20%	0.20%	11.91	11.91	957	11,396	21.27%	21.27%	1.87%
	2018		0.20%	0.20%	9.82	9.82	874	8,580	-12.25%	-12.25%	1.46%
	2017		0.50%	0.50%	23.26	23.26	425	9,897	14.43%	14.43%	1.56%
	2016		0.50%	0.50%	20.33	20.33	418	8,494	9.09%	9.09%	1.91%
MFS® VIT Growth Series - Initial Class
	2020		0.00%	0.90%	25.73	76.38	41,370	1,786,350	30.67%	31.84%	0.00%
	2019		0.10%	0.90%	19.55	58.45	39,745	1,567,217	36.89%	38.11%	0.00%
	2018		0.10%	0.90%	14.18	42.69	41,634	1,214,542	1.52%	2.55%	0.09%
	2017		0.10%	0.90%	13.84	41.96	42,219	1,200,504	30.17%	31.34%	0.10%
	2016		0.10%	0.90%	10.55	32.22	43,711	943,183	1.48%	2.31%	0.04%
MFS® VIT Total Return Series - Initial Class
	2020		0.00%	0.90%	12.57	29.36	124,233	2,419,608	8.83%	9.76%	2.31%
	2019		0.10%	0.90%	12.37	26.98	125,124	2,326,804	19.30%	20.35%	2.39%
	2018		0.10%	0.90%	11.12	22.61	130,891	2,005,116	-6.46%	-5.71%	2.29%
	2017		0.10%	0.90%	11.80	24.17	121,349	2,034,032	11.29%	12.17%	2.29%
	2016		0.10%	0.90%	10.62	21.72	85,748	1,267,576	8.12%	8.94%	2.67%
MFS® VIT Utilities Series - Initial Class
	2020		0.00%	0.90%	13.23	68.81	112,682	2,724,856	4.95%	5.84%	2.50%
	2019		0.10%	0.90%	13.37	65.56	104,430	2,615,102	23.95%	25.02%	4.01%
	2018		0.10%	0.90%	10.71	52.89	121,662	2,337,407	0.15%	0.96%	1.11%
	2017		0.10%	0.90%	10.62	52.81	118,350	2,401,889	13.80%	14.73%	4.24%
	2016		0.10%	0.90%	9.27	46.41	90,574	1,670,153	10.47%	11.36%	3.56%
MFS® VIT II Core Equity Portfolio - Initial Class
	2020		0.20%	0.35%	33.18	33.71	587	15,777	18.27%	18.30%	0.54%
	2019		0.35%	0.35%	28.05	28.49	1,193	33,906	32.69%	32.74%	0.85%
	2018		0.35%	0.35%	21.14	21.47	1,101	23,582	-4.17%	-4.16%	0.72%
	2017		0.35%	0.35%	22.06	22.40	991	22,146	24.39%	24.41%	1.09%
	2016		0.35%	0.35%	17.73	18.01	655	11,746	10.97%	10.99%	0.76%
Neuberger Berman AMT Large Cap Value Portfolio - I Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.02%
	2018		0.35%	0.35%	20.68	20.68	5,399	111,632	-1.39%	-1.39%	1.20%
	2017		0.35%	0.35%	20.97	20.97	5,546	116,282	12.96%	12.96%	0.57%
	2016		0.35%	0.35%	18.56	18.56	6,663	123,673	26.92%	26.92%	0.71%
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
	2020		0.00%	0.90%	21.13	66.57	54,117	1,495,180	38.73%	39.70%	0.00%
	2019		0.20%	0.90%	15.12	47.99	56,914	1,196,364	31.56%	32.48%	0.00%
	2018		0.20%	0.90%	11.42	36.48	68,157	1,109,189	-7.24%	-6.59%	0.00%
	2017		0.20%	0.90%	12.22	39.33	72,340	1,280,951	24.17%	25.04%	0.00%
	2016		0.20%	0.90%	9.77	31.67	71,094	1,054,609	3.46%	4.19%	0.00%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2020		0.00%	0.90%	$11.18	$34.25	25,753	$360,786	-3.49%	-2.81%	1.33%
	2019		0.20%	0.90%	11.50	35.49	22,713	328,211	15.70%	16.51%	0.71%
	2018		0.20%	0.90%	9.87	30.67	31,291	419,318	-16.04%	-15.44%	0.65%
	2017		0.20%	0.90%	11.67	38.12	34,444	555,887	15.67%	16.52%	0.86%
	2016		0.20%	0.90%	10.02	32.96	32,347	460,672	15.11%	15.94%	0.61%
Neuberger Berman AMT Sustainable Equity Portfolio - I Class
	2020		0.35%	0.35%	30.14	30.14	5,167	155,722	19.14%	19.14%	0.62%
	2019	4/30/19	0.35%	0.35%	25.30	25.30	5,278	133,507	9.15%	9.15%	0.41%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class
	2020		0.10%	0.90%	6.04	9.38	71,227	560,357	0.44%	1.21%	6.45%
	2019		0.10%	0.90%	5.98	8.83	85,243	639,206	10.77%	11.28%	4.49%
	2018		0.10%	0.90%	5.39	7.94	81,833	551,888	-14.90%	-14.22%	2.08%
	2017		0.10%	0.90%	6.29	9.26	84,935	661,236	1.24%	2.15%	11.14%
	2016		0.10%	0.90%	6.18	9.06	78,571	605,227	14.12%	15.16%	1.00%
Putnam VT Equity Income Fund - Class IB
	2020		0.35%	0.90%	25.01	28.94	1,519	38,844	4.85%	5.43%	1.69%
	2019		0.35%	0.90%	23.72	27.60	1,532	37,197	29.23%	29.95%	1.98%
	2018		0.35%	0.90%	18.26	21.36	1,547	28,947	-9.30%	-8.81%	0.69%
	2017	5/12/17	0.35%	0.90%	20.02	23.55	1,563	32,104	12.56%	12.95%	0.00%
Putnam VT Global Health Care Fund - Class IB
	2020		0.35%	0.90%	30.67	46.13	3,894	140,921	15.24%	15.87%	0.49%
	2019		0.35%	0.90%	26.47	40.03	3,972	124,613	29.12%	29.84%	0.00%
	2018		0.35%	0.90%	20.39	31.00	3,342	82,561	-1.48%	-0.94%	0.95%
	2017		0.35%	0.90%	20.58	31.47	3,682	90,809	14.26%	14.93%	0.51%
	2016		0.35%	0.90%	17.91	27.54	4,241	91,277	-12.15%	-11.66%	0.00%
Putnam VT Growth & Income Fund - Class IB
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.09%
	2016		0.35%	0.90%	16.88	19.97	1,640	28,409	13.99%	14.62%	1.53%
Templeton Foreign VIP Fund - Class 1
	2020		0.55%	0.55%	14.62	14.62	22,171	324,242	-1.46%	-1.46%	3.54%
	2019		0.55%	0.55%	14.84	14.84	20,592	305,605	12.22%	12.22%	1.93%
	2018		0.55%	0.55%	13.23	13.23	19,120	252,870	-15.73%	-15.73%	2.84%
	2017		0.55%	0.55%	15.69	15.69	19,002	298,242	16.38%	16.38%	2.74%
	2016		0.55%	0.55%	13.49	13.49	19,108	257,692	6.90%	6.90%	1.98%
Templeton Foreign VIP Fund - Class 2
	2020		0.00%	0.35%	14.54	14.54	5,460	76,661	-1.50%	-1.50%	3.34%
	2019		0.35%	0.90%	14.76	16.89	5,218	77,901	11.52%	12.14%	1.72%
	2018		0.35%	0.90%	13.16	15.15	5,385	71,687	-16.21%	-15.74%	2.35%
	2017		0.35%	0.90%	15.62	18.08	8,072	127,068	15.65%	16.29%	2.55%
	2016		0.35%	0.90%	13.44	15.63	8,991	121,633	6.21%	6.80%	1.77%
Templeton Global Bond VIP Fund - Class 1
	2020		0.15%	0.90%	9.65	18.96	123,770	1,241,812	-5.92%	-5.22%	8.17%
	2019		0.15%	0.90%	10.23	20.16	111,922	1,192,715	1.33%	2.10%	7.00%
	2018		0.15%	0.90%	10.06	19.89	117,059	1,244,513	1.30%	2.06%	0.00%
	2017		0.15%	0.90%	9.87	20.65	99,795	1,120,591	1.24%	2.00%	0.00%
	2016		0.15%	0.90%	9.68	20.32	74,054	880,670	2.28%	3.10%	0.00%
Templeton Growth VIP Fund - Class 1
	2020		0.20%	0.90%	11.89	24.61	23,116	359,732	5.04%	5.77%	3.23%
	2019		0.20%	0.90%	11.24	23.43	25,057	383,481	14.40%	15.20%	3.03%
	2018		0.20%	0.90%	9.76	20.48	24,360	325,900	-15.38%	-14.78%	2.23%
	2017		0.20%	0.90%	11.45	24.20	29,290	444,096	17.70%	18.53%	1.82%
	2016		0.20%	0.90%	9.66	20.56	30,685	393,749	8.91%	9.68%	2.11%
Templeton Growth VIP Fund - Class 2
	2020		0.00%	0.35%	19.84	19.84	1,898	30,521	5.43%	5.43%	2.91%
	2019		0.35%	0.35%	18.82	18.82	1,423	26,776	14.75%	14.75%	2.95%
	2018		0.35%	0.35%	16.40	16.40	1,647	26,999	-15.15%	-15.15%	2.13%
	2017		0.35%	0.90%	19.32	20.28	2,318	44,791	17.44%	18.12%	1.62%
	2016		0.35%	0.90%	16.36	17.27	2,602	42,571	8.64%	9.24%	1.92%

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

3. Financial Highlights (continued)

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2020:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio - Class A	$413,864	$455,823
AB VPS Growth and Income Portfolio - Class A	124,675	110,453
AB VPS International Value Portfolio - Class A	106,215	47,574
AB VPS Large Cap Growth Portfolio - Class A	40,031	51,749
AB VPS Small/Mid Cap Value Portfolio - Class A	652,900	400,847
American Century VP Balanced Fund - Class I	61,045	76,118
American Century VP Inflation Protection Fund - Class I	187,254	100,916
American Funds Global Growth Fund - Class 2	453,672	1,478,603
American Funds Global Small Capitalization Fund - Class 2	382,879	700,852
American Funds Growth Fund - Class 2	994,211	3,517,421
American Funds Growth-Income Fund - Class 2	1,064,167	3,029,824
American Funds International Fund - Class 2	1,847,119	1,316,651
BlackRock Global Allocation V.I. Fund - Class I	431,404	1,069,831
ClearBridge Variable Mid Cap Portfolio - Class I	43,018	45,304
Delaware VIP® Diversified Income Series - Standard Class	529,767	459,266
Delaware VIP® Emerging Markets Series - Standard Class	321,490	481,280
Delaware VIP® High Yield Series - Standard Class	139,153	109,502
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	235,394	165,320
Delaware VIP® REIT Series - Standard Class	371,657	205,458
Delaware VIP® Small Cap Value Series - Standard Class	490,704	336,334
Delaware VIP® Smid Cap Core Series - Standard Class	276,666	268,242
Delaware VIP® U.S. Growth Series - Standard Class	183,858	322,475
Delaware VIP® Value Series - Standard Class	271,087	168,620
DWS Alternative Asset Allocation VIP Portfolio - Class A	28,928	59,200
DWS Equity 500 Index VIP Portfolio - Class A	373,299	341,773
DWS Small Cap Index VIP Portfolio - Class A	159,307	143,654
Fidelity® VIP Asset Manager Portfolio - Initial Class	45,464	46,029

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Fidelity® VIP Contrafund® Portfolio - Service Class	$571,872	$823,825
Fidelity® VIP Equity-Income Portfolio - Initial Class	11,850	10,912
Fidelity® VIP Equity-Income Portfolio - Service Class	24,585	18,082
Fidelity® VIP Growth Opportunities Portfolio - Service Class	29,952	75,107
Fidelity® VIP Growth Portfolio - Service Class	403,104	241,118
Fidelity® VIP High Income Portfolio - Service Class	17,682	28,709
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	43,866	51,745
Fidelity® VIP Mid Cap Portfolio - Service Class	281,732	298,761
Fidelity® VIP Overseas Portfolio - Service Class	44,691	47,148
Franklin Income VIP Fund - Class 1	993,900	1,777,188
Franklin Mutual Shares VIP Fund - Class 1	379,135	129,731
Franklin Small-Mid Cap Growth VIP Fund - Class 1	339,901	186,951
Invesco V.I. American Franchise Fund - Series I Shares	96,983	70,525
Invesco V.I. Core Equity Fund - Series I Shares	351,880	92,188
Invesco V.I. Core Plus Bond Fund - Series I Shares	50,262	48,760
Invesco V.I. International Growth Fund - Series I Shares	55,764	94,542
Janus Henderson Balanced Portfolio - Institutional Shares	15,074	8,855
Janus Henderson Balanced Portfolio - Service Shares	17,310	23,975
Janus Henderson Enterprise Portfolio - Service Shares	22,399	7,212
Janus Henderson Global Research Portfolio - Institutional Shares	46,920	18,073
Janus Henderson Global Research Portfolio - Service Shares	9,416	5,525
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	29,760	13,818
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	26,301	10,992
LVIP Baron Growth Opportunities Fund - Service Class	116,498	219,164
LVIP Baron Growth Opportunities Fund - Standard Class	36,708	58,476
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	119,752	101,673
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	8,318	1,232
LVIP BlackRock Global Real Estate Fund - Standard Class	171,283	190,695
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	103,316	110,748
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	7,197	2,287
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	67,889	36,378
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	5,022	21,327
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	1,519	1,949
LVIP Delaware Bond Fund - Standard Class	726,386	705,499
LVIP Delaware Diversified Floating Rate Fund - Standard Class	231,380	128,381
LVIP Delaware Mid Cap Value Fund - Standard Class	246,356	116,458
LVIP Delaware Social Awareness Fund - Standard Class	48,524	36,089
LVIP Delaware Wealth Builder Fund - Standard Class	12,808	68,015
LVIP Dimensional International Core Equity Fund - Standard Class	15,730	9,254
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	87,379	39,142
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	184,398	41,327
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	27,972	6,935
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	94,771	65,902
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	671,895	107,331
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	19,882	12,170
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	428,914	1,388,376
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	272,047	642,209
LVIP Global Income Fund - Standard Class	200,749	87,722
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	282,970	250,993
LVIP Government Money Market Fund - Standard Class	5,436,179	6,005,870
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	150	—
LVIP JPMorgan High Yield Fund - Standard Class	418,376	804,443
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	52,089	7,490
LVIP MFS International Growth Fund - Standard Class	276,493	369,057
LVIP MFS Value Fund - Standard Class	3,126,508	1,348,712
LVIP Mondrian International Value Fund - Standard Class	283,810	269,503
LVIP SSGA Bond Index Fund - Standard Class	116,355	164,056
LVIP SSGA Conservative Index Allocation Fund - Standard Class	122,791	92,510
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	7,167	3,481
LVIP SSGA Developed International 150 Fund - Standard Class	19,010	281,674
LVIP SSGA Emerging Markets 100 Fund - Standard Class	86,106	73,273

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	$107,641	$62,252
LVIP SSGA International Index Fund - Standard Class	797,038	152,134
LVIP SSGA International Managed Volatility Fund - Standard Class	4,585	2,261
LVIP SSGA Large Cap 100 Fund - Standard Class	67,979	193,478
LVIP SSGA Moderate Index Allocation Fund - Standard Class	165,942	59,256
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	185,981	49,124
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	55,463	156,455
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	337,769	809,972
LVIP SSGA S&P 500 Index Fund - Standard Class	5,870,170	1,874,050
LVIP SSGA Small-Cap Index Fund - Standard Class	768,031	485,156
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	589,853	347,663
LVIP T. Rowe Price 2020 Fund - Standard Class	6,722	15,015
LVIP T. Rowe Price 2030 Fund - Standard Class	12,484	23,408
LVIP T. Rowe Price 2040 Fund - Standard Class	13,404	2,788
LVIP T. Rowe Price Growth Stock Fund - Standard Class	483,810	525,298
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	378,142	178,511
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	2,156	366
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	120,129	140,113
LVIP Vanguard International Equity ETF Fund - Standard Class	658,692	112,075
LVIP Wellington Capital Growth Fund - Standard Class	702,321	375,351
LVIP Wellington Mid-Cap Value Fund - Standard Class	106,272	30,058
M Capital Appreciation Fund	2,244	2,090
M International Equity Fund	2,423	1,080
M Large Cap Growth Fund	2,231	2,792
M Large Cap Value Fund	2,566	246
MFS® VIT Growth Series - Initial Class	213,237	317,725
MFS® VIT Total Return Series - Initial Class	283,181	278,159
MFS® VIT Utilities Series - Initial Class	299,021	216,133
MFS® VIT II Core Equity Portfolio - Initial Class	13,931	26,471
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	164,932	241,332
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	75,614	49,926
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	6,547	3,316
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	123,198	151,072
Putnam VT Equity Income Fund - Class IB	2,995	546
Putnam VT Global Health Care Fund - Class IB	15,761	7,064
Templeton Foreign VIP Fund - Class 1	54,640	29,061
Templeton Foreign VIP Fund - Class 2	10,392	8,986
Templeton Global Bond VIP Fund - Class 1	285,474	81,145
Templeton Growth VIP Fund - Class 1	33,397	61,647
Templeton Growth VIP Fund - Class 2	4,616	1,912

5. Investments

The following is a summary of investments owned at December 31, 2020:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio - Class A	20,524	$42.40	$870,239	$631,376
AB VPS Growth and Income Portfolio - Class A	27,301	28.97	790,919	764,244
AB VPS International Value Portfolio - Class A	39,690	14.45	573,525	536,669
AB VPS Large Cap Growth Portfolio - Class A	5,233	77.09	403,398	262,763
AB VPS Small/Mid Cap Value Portfolio - Class A	173,697	17.39	3,020,588	3,056,026
American Century VP Balanced Fund - Class I	24,201	8.73	211,279	184,345
American Century VP Inflation Protection Fund - Class I	64,164	11.11	712,859	661,282
American Funds Global Growth Fund - Class 2	74,169	40.72	3,020,171	2,108,387
American Funds Global Small Capitalization Fund - Class 2	121,680	31.56	3,840,235	2,817,529
American Funds Growth Fund - Class 2	101,035	119.17	12,040,290	7,513,784
American Funds Growth-Income Fund - Class 2	168,017	54.66	9,183,796	7,767,493
American Funds International Fund - Class 2	315,274	23.54	7,421,540	5,788,094
BlackRock Global Allocation V.I. Fund - Class I	134,126	19.49	2,614,109	2,225,456

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
ClearBridge Variable Mid Cap Portfolio - Class I	9,823	$25.62	$251,677	$188,217
Delaware VIP® Diversified Income Series - Standard Class	310,324	11.56	3,587,349	3,252,304
Delaware VIP® Emerging Markets Series - Standard Class	89,632	29.42	2,636,984	1,860,644
Delaware VIP® High Yield Series - Standard Class	187,922	5.10	958,404	952,810
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	161,226	10.06	1,621,936	1,596,011
Delaware VIP® REIT Series - Standard Class	135,908	12.09	1,643,128	1,765,851
Delaware VIP® Small Cap Value Series - Standard Class	71,274	34.16	2,434,721	2,345,187
Delaware VIP® Smid Cap Core Series - Standard Class	103,761	24.74	2,567,047	2,449,094
Delaware VIP® U.S. Growth Series - Standard Class	170,435	13.77	2,346,895	1,776,236
Delaware VIP® Value Series - Standard Class	63,000	28.81	1,815,037	1,714,697
DWS Alternative Asset Allocation VIP Portfolio - Class A	20,861	13.70	285,799	270,392
DWS Equity 500 Index VIP Portfolio - Class A	143,198	24.97	3,575,660	2,764,043
DWS Small Cap Index VIP Portfolio - Class A	49,674	17.39	863,834	720,626
Fidelity® VIP Asset Manager Portfolio - Initial Class	3,772	17.04	64,269	54,878
Fidelity® VIP Contrafund® Portfolio - Service Class	103,893	47.89	4,975,458	3,600,439
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,870	23.90	92,501	83,535
Fidelity® VIP Equity-Income Portfolio - Service Class	11,508	23.74	273,190	244,535
Fidelity® VIP Growth Opportunities Portfolio - Service Class	4,316	77.37	333,950	287,502
Fidelity® VIP Growth Portfolio - Service Class	22,746	102.42	2,329,662	1,500,636
Fidelity® VIP High Income Portfolio - Service Class	14,425	5.26	75,878	77,997
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	7,502	14.09	105,704	99,788
Fidelity® VIP Mid Cap Portfolio - Service Class	72,757	38.28	2,785,153	2,344,149
Fidelity® VIP Overseas Portfolio - Service Class	18,319	26.40	483,610	370,698
Franklin Income VIP Fund - Class 1	331,668	15.65	5,190,609	5,191,553
Franklin Mutual Shares VIP Fund - Class 1	116,917	16.93	1,979,398	2,182,466
Franklin Small-Mid Cap Growth VIP Fund - Class 1	35,976	26.99	970,993	750,493
Invesco V.I. American Franchise Fund - Series I Shares	15,477	89.10	1,379,034	822,617
Invesco V.I. Core Equity Fund - Series I Shares	43,490	30.43	1,323,402	1,347,683
Invesco V.I. Core Plus Bond Fund - Series I Shares	11,526	6.93	79,877	74,906
Invesco V.I. International Growth Fund - Series I Shares	15,848	42.52	673,876	584,222
Janus Henderson Balanced Portfolio - Institutional Shares	5,796	43.58	252,582	177,303
Janus Henderson Balanced Portfolio - Service Shares	7,049	46.10	324,951	229,001
Janus Henderson Enterprise Portfolio - Service Shares	2,663	87.46	232,941	144,683
Janus Henderson Global Research Portfolio - Institutional Shares	8,571	63.62	545,275	409,818
Janus Henderson Global Research Portfolio - Service Shares	1,488	62.00	92,285	72,527
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	6,147	20.50	126,022	109,061
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	8,329	19.81	164,988	138,690
LVIP Baron Growth Opportunities Fund - Service Class	11,315	78.92	892,923	562,682
LVIP Baron Growth Opportunities Fund - Standard Class	5,419	81.83	443,381	258,560
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	25,257	20.69	522,583	464,049
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	1,376	12.59	17,313	16,244
LVIP BlackRock Global Real Estate Fund - Standard Class	76,484	8.71	666,326	677,126
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	80,653	10.56	851,777	837,637
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	1,691	13.26	22,419	20,445
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	7,745	45.41	351,736	252,718
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	6,972	21.90	152,699	94,463
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	1,686	14.93	25,167	21,330
LVIP Delaware Bond Fund - Standard Class	339,464	14.40	4,889,639	4,734,573
LVIP Delaware Diversified Floating Rate Fund - Standard Class	136,560	9.99	1,363,964	1,378,346
LVIP Delaware Mid Cap Value Fund - Standard Class	25,606	35.34	904,967	895,621
LVIP Delaware Social Awareness Fund - Standard Class	13,086	45.60	596,716	510,453
LVIP Delaware Wealth Builder Fund - Standard Class	14,503	12.10	175,432	192,087
LVIP Dimensional International Core Equity Fund - Standard Class	4,994	11.54	57,630	50,267
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	41,953	9.32	390,879	385,662
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	9,876	38.20	377,256	318,876
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	8,211	16.37	134,398	97,922
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	44,696	18.82	840,964	623,289
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	112,105	11.21	1,256,246	1,218,078
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	4,824	39.55	190,755	162,572
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	48,583	14.51	704,946	657,708
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	197,579	14.96	2,956,572	2,734,984

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Global Income Fund - Standard Class	51,561	$12.09	$623,167	$597,761
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	232,952	15.26	3,555,782	3,304,273
LVIP Government Money Market Fund - Standard Class	279,103	10.00	2,791,026	2,791,027
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	56	12.36	690	615
LVIP JPMorgan High Yield Fund - Standard Class	91,070	10.62	967,531	965,504
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	11,235	17.64	198,178	170,597
LVIP MFS International Growth Fund - Standard Class	60,625	21.75	1,318,599	1,021,792
LVIP MFS Value Fund - Standard Class	119,433	47.41	5,661,954	4,404,675
LVIP Mondrian International Value Fund - Standard Class	70,276	15.34	1,078,106	1,108,415
LVIP SSGA Bond Index Fund - Standard Class	69,568	12.06	838,779	799,498
LVIP SSGA Conservative Index Allocation Fund - Standard Class	19,147	14.73	282,093	237,064
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	7,222	12.59	90,884	86,063
LVIP SSGA Developed International 150 Fund - Standard Class	20,865	7.63	159,198	171,732
LVIP SSGA Emerging Markets 100 Fund - Standard Class	47,552	8.53	405,520	408,034
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	54,388	12.45	676,913	642,359
LVIP SSGA International Index Fund - Standard Class	122,580	10.37	1,271,644	1,045,358
LVIP SSGA International Managed Volatility Fund - Standard Class	3,476	9.63	33,489	30,557
LVIP SSGA Large Cap 100 Fund - Standard Class	51,893	12.92	670,306	667,421
LVIP SSGA Moderate Index Allocation Fund - Standard Class	64,267	16.89	1,085,279	886,612
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	91,197	13.55	1,236,090	1,129,658
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	33,932	17.48	593,230	482,959
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	72,549	14.00	1,015,825	903,341
LVIP SSGA S&P 500 Index Fund - Standard Class	548,681	24.09	13,216,079	9,782,353
LVIP SSGA Small-Cap Index Fund - Standard Class	40,272	35.91	1,446,133	1,054,032
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	101,890	13.19	1,343,929	1,132,945
LVIP T. Rowe Price 2020 Fund - Standard Class	6,954	10.90	75,774	78,846
LVIP T. Rowe Price 2030 Fund - Standard Class	17,783	11.98	213,002	204,693
LVIP T. Rowe Price 2040 Fund - Standard Class	16,998	11.60	197,095	188,066
LVIP T. Rowe Price Growth Stock Fund - Standard Class	26,023	64.60	1,681,164	1,160,664
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	31,059	36.65	1,138,259	835,051
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	424	12.09	5,129	4,720
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	37,160	26.30	977,117	673,135
LVIP Vanguard International Equity ETF Fund - Standard Class	123,206	12.45	1,534,413	1,225,301
LVIP Wellington Capital Growth Fund - Standard Class	29,613	74.78	2,214,484	1,523,688
LVIP Wellington Mid-Cap Value Fund - Standard Class	25,208	25.91	653,043	590,686
M Capital Appreciation Fund	341	28.77	9,820	8,727
M International Equity Fund	1,064	13.33	14,187	13,258
M Large Cap Growth Fund	379	33.48	12,698	10,915
M Large Cap Value Fund	1,119	12.02	13,453	14,297
MFS® VIT Growth Series - Initial Class	24,202	73.81	1,786,350	1,084,967
MFS® VIT Total Return Series - Initial Class	92,990	26.02	2,419,608	2,181,991
MFS® VIT Utilities Series - Initial Class	77,126	35.33	2,724,856	2,317,009
MFS® VIT II Core Equity Portfolio - Initial Class	566	27.88	15,777	13,892
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	37,567	39.80	1,495,180	1,005,832
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	23,428	15.40	360,786	369,720
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	5,074	30.69	155,722	132,523
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	92,621	6.05	560,357	671,434
Putnam VT Equity Income Fund - Class IB	1,523	25.51	38,844	35,052
Putnam VT Global Health Care Fund - Class IB	8,160	17.27	140,921	115,216
Templeton Foreign VIP Fund - Class 1	23,894	13.57	324,242	323,288
Templeton Foreign VIP Fund - Class 2	5,773	13.28	76,661	77,734
Templeton Global Bond VIP Fund - Class 1	85,701	14.49	1,241,812	1,415,654
Templeton Growth VIP Fund - Class 1	31,500	11.42	359,732	391,378
Templeton Growth VIP Fund - Class 2	2,732	11.17	30,521	31,294

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2020, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class A	13,890	(27,056)	(13,166)
AB VPS Growth and Income Portfolio - Class A	6,192	(6,680)	(488)
AB VPS International Value Portfolio - Class A	10,659	(5,119)	5,540
AB VPS Large Cap Growth Portfolio - Class A	375	(1,115)	(740)
AB VPS Small/Mid Cap Value Portfolio - Class A	37,517	(21,132)	16,385
American Century VP Balanced Fund - Class I	3,769	(5,368)	(1,599)
American Century VP Inflation Protection Fund - Class I	15,199	(8,496)	6,703
American Funds Global Growth Fund - Class 2	18,397	(88,595)	(70,198)
American Funds Global Small Capitalization Fund - Class 2	11,771	(45,664)	(33,893)
American Funds Growth Fund - Class 2	34,084	(159,098)	(125,014)
American Funds Growth-Income Fund - Class 2	45,269	(188,249)	(142,980)
American Funds International Fund - Class 2	156,711	(94,648)	62,063
BlackRock Global Allocation V.I. Fund - Class I	21,169	(77,121)	(55,952)
ClearBridge Variable Mid Cap Portfolio - Class I	3,930	(3,180)	750
Delaware VIP® Diversified Income Series - Standard Class	33,251	(31,370)	1,881
Delaware VIP® Emerging Markets Series - Standard Class	22,458	(33,284)	(10,826)
Delaware VIP® High Yield Series - Standard Class	8,054	(8,093)	(39)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	19,917	(13,874)	6,043
Delaware VIP® REIT Series - Standard Class	23,908	(15,531)	8,377
Delaware VIP® Small Cap Value Series - Standard Class	39,191	(18,784)	20,407
Delaware VIP® Smid Cap Core Series - Standard Class	15,400	(11,514)	3,886
Delaware VIP® U.S. Growth Series - Standard Class	3,284	(12,897)	(9,613)
Delaware VIP® Value Series - Standard Class	9,209	(8,886)	323
DWS Alternative Asset Allocation VIP Portfolio - Class A	2,477	(5,404)	(2,927)
DWS Equity 500 Index VIP Portfolio - Class A	34,163	(13,062)	21,101
DWS Small Cap Index VIP Portfolio - Class A	6,330	(8,025)	(1,695)
Fidelity® VIP Asset Manager Portfolio - Initial Class	2,480	(2,389)	91
Fidelity® VIP Contrafund® Portfolio - Service Class	36,836	(42,965)	(6,129)
Fidelity® VIP Equity-Income Portfolio - Initial Class	305	(455)	(150)
Fidelity® VIP Equity-Income Portfolio - Service Class	435	(841)	(406)
Fidelity® VIP Growth Opportunities Portfolio - Service Class	11,026	(1,265)	9,761
Fidelity® VIP Growth Portfolio - Service Class	10,488	(8,341)	2,147
Fidelity® VIP High Income Portfolio - Service Class	1,628	(2,011)	(383)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,917	(3,560)	(643)
Fidelity® VIP Mid Cap Portfolio - Service Class	16,884	(14,433)	2,451
Fidelity® VIP Overseas Portfolio - Service Class	2,579	(4,046)	(1,467)
Franklin Income VIP Fund - Class 1	43,770	(139,354)	(95,584)
Franklin Mutual Shares VIP Fund - Class 1	15,150	(7,067)	8,083
Franklin Small-Mid Cap Growth VIP Fund - Class 1	7,814	(8,383)	(569)
Invesco V.I. American Franchise Fund - Series I Shares	2,965	(1,822)	1,143
Invesco V.I. Core Equity Fund - Series I Shares	7,345	(3,900)	3,445
Invesco V.I. Core Plus Bond Fund - Series I Shares	3,009	(2,928)	81
Invesco V.I. International Growth Fund - Series I Shares	3,068	(6,300)	(3,232)
Janus Henderson Balanced Portfolio - Institutional Shares	667	(343)	324
Janus Henderson Balanced Portfolio - Service Shares	1,733	(819)	914
Janus Henderson Enterprise Portfolio - Service Shares	407	(158)	249
Janus Henderson Global Research Portfolio - Institutional Shares	10,002	(715)	9,287
Janus Henderson Global Research Portfolio - Service Shares	1,948	(190)	1,758
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	4,966	(164)	4,802
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	1,724	(842)	882
LVIP Baron Growth Opportunities Fund - Service Class	7,776	(6,791)	985
LVIP Baron Growth Opportunities Fund - Standard Class	2,505	(3,127)	(622)
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	5,738	(5,114)	624
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	629	(95)	534
LVIP BlackRock Global Real Estate Fund - Standard Class	9,955	(13,446)	(3,491)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	9,663	(9,472)	191
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	527	(171)	356
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	3,970	(2,159)	1,811
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	282	(879)	(597)

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	38	(154)	(116)
LVIP Delaware Bond Fund - Standard Class	46,404	(53,061)	(6,657)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	18,929	(11,393)	7,536
LVIP Delaware Mid Cap Value Fund - Standard Class	12,781	(5,074)	7,707
LVIP Delaware Social Awareness Fund - Standard Class	367	(2,085)	(1,718)
LVIP Delaware Wealth Builder Fund - Standard Class	736	(5,832)	(5,096)
LVIP Dimensional International Core Equity Fund - Standard Class	1,587	(977)	610
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	8,765	(3,654)	5,111
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	10,859	(2,390)	8,469
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	2,040	(589)	1,451
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	5,659	(3,335)	2,324
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	53,752	(8,863)	44,889
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	1,339	(1,028)	311
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	29,371	(111,096)	(81,725)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	18,060	(51,713)	(33,653)
LVIP Global Income Fund - Standard Class	15,237	(7,232)	8,005
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	22,990	(17,810)	5,180
LVIP Government Money Market Fund - Standard Class	525,178	(582,385)	(57,207)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	11	—	11
LVIP JPMorgan High Yield Fund - Standard Class	29,416	(62,814)	(33,398)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	3,968	(490)	3,478
LVIP MFS International Growth Fund - Standard Class	16,442	(18,364)	(1,922)
LVIP MFS Value Fund - Standard Class	218,597	(70,985)	147,612
LVIP Mondrian International Value Fund - Standard Class	23,725	(20,317)	3,408
LVIP SSGA Bond Index Fund - Standard Class	7,894	(12,594)	(4,700)
LVIP SSGA Conservative Index Allocation Fund - Standard Class	8,599	(6,386)	2,213
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	229	(218)	11
LVIP SSGA Developed International 150 Fund - Standard Class	1,667	(22,082)	(20,415)
LVIP SSGA Emerging Markets 100 Fund - Standard Class	7,336	(5,934)	1,402
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	5,776	(4,277)	1,499
LVIP SSGA International Index Fund - Standard Class	69,061	(12,521)	56,540
LVIP SSGA International Managed Volatility Fund - Standard Class	443	(241)	202
LVIP SSGA Large Cap 100 Fund - Standard Class	1,943	(12,543)	(10,600)
LVIP SSGA Moderate Index Allocation Fund - Standard Class	7,364	(3,188)	4,176
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	9,152	(2,863)	6,289
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	1,966	(8,230)	(6,264)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	21,698	(57,981)	(36,283)
LVIP SSGA S&P 500 Index Fund - Standard Class	312,746	(95,388)	217,358
LVIP SSGA Small-Cap Index Fund - Standard Class	59,958	(25,008)	34,950
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	44,145	(17,029)	27,116
LVIP T. Rowe Price 2020 Fund - Standard Class	276	(1,136)	(860)
LVIP T. Rowe Price 2030 Fund - Standard Class	344	(1,704)	(1,360)
LVIP T. Rowe Price 2040 Fund - Standard Class	363	(186)	177
LVIP T. Rowe Price Growth Stock Fund - Standard Class	11,866	(17,694)	(5,828)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	12,935	(9,456)	3,479
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	156	(28)	128
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	6,119	(7,716)	(1,597)
LVIP Vanguard International Equity ETF Fund - Standard Class	54,241	(8,267)	45,974
LVIP Wellington Capital Growth Fund - Standard Class	14,197	(10,352)	3,845
LVIP Wellington Mid-Cap Value Fund - Standard Class	3,746	(1,992)	1,754
M Capital Appreciation Fund	228	(184)	44
M International Equity Fund	240	(102)	138
M Large Cap Growth Fund	43	(153)	(110)
M Large Cap Value Fund	235	(23)	212
MFS® VIT Growth Series - Initial Class	9,327	(7,702)	1,625
MFS® VIT Total Return Series - Initial Class	14,338	(15,229)	(891)
MFS® VIT Utilities Series - Initial Class	19,304	(11,052)	8,252
MFS® VIT II Core Equity Portfolio - Initial Class	579	(1,185)	(606)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	7,854	(10,651)	(2,797)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	7,074	(4,034)	3,040
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	7	(118)	(111)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	14,335	(28,351)	(14,016)

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Equity Income Fund - Class IB	6	(19)	(13)
Putnam VT Global Health Care Fund - Class IB	128	(206)	(78)
Templeton Foreign VIP Fund - Class 1	3,761	(2,182)	1,579
Templeton Foreign VIP Fund - Class 2	893	(651)	242
Templeton Global Bond VIP Fund - Class 1	19,077	(7,229)	11,848
Templeton Growth VIP Fund - Class 1	2,572	(4,513)	(1,941)
Templeton Growth VIP Fund - Class 2	570	(95)	475

The change in units outstanding for the year ended December 31, 2019, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class A	4,650	(12,979)	(8,329)
AB VPS Growth and Income Portfolio - Class A	2,440	(11,598)	(9,158)
AB VPS International Value Portfolio - Class A	7,663	(16,934)	(9,271)
AB VPS Large Cap Growth Portfolio - Class A	210	(739)	(529)
AB VPS Small/Mid Cap Value Portfolio - Class A	26,725	(16,905)	9,820
American Century VP Balanced Fund - Class I	6,290	(1,039)	5,251
American Century VP Inflation Protection Fund - Class I	9,309	(27,137)	(17,828)
American Funds Global Growth Fund - Class 2	8,631	(22,654)	(14,023)
American Funds Global Small Capitalization Fund - Class 2	13,684	(12,495)	1,189
American Funds Growth Fund - Class 2	31,618	(73,298)	(41,680)
American Funds Growth-Income Fund - Class 2	25,716	(38,674)	(12,958)
American Funds International Fund - Class 2	24,445	(58,477)	(34,032)
BlackRock Global Allocation V.I. Fund - Class I	12,590	(19,488)	(6,898)
ClearBridge Variable Mid Cap Portfolio - Class I	2,797	(1,652)	1,145
Delaware VIP® Diversified Income Series - Standard Class	30,665	(45,965)	(15,300)
Delaware VIP® Emerging Markets Series - Standard Class	25,894	(37,575)	(11,681)
Delaware VIP® High Yield Series - Standard Class	8,915	(24,646)	(15,731)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	10,396	(10,941)	(545)
Delaware VIP® REIT Series - Standard Class	11,070	(29,844)	(18,774)
Delaware VIP® Small Cap Value Series - Standard Class	18,033	(20,060)	(2,027)
Delaware VIP® Smid Cap Core Series - Standard Class	5,594	(15,675)	(10,081)
Delaware VIP® U.S. Growth Series - Standard Class	4,739	(6,505)	(1,766)
Delaware VIP® Value Series - Standard Class	9,437	(12,997)	(3,560)
DWS Alternative Asset Allocation VIP Portfolio - Class A	5,418	(1,156)	4,262
DWS Equity 500 Index VIP Portfolio - Class A	4,935	(51,671)	(46,736)
DWS Small Cap Index VIP Portfolio - Class A	2,684	(14,925)	(12,241)
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,620	(2,347)	(727)
Fidelity® VIP Contrafund® Portfolio - Service Class	15,987	(30,426)	(14,439)
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,581	(3,213)	(1,632)
Fidelity® VIP Equity-Income Portfolio - Service Class	521	(5,169)	(4,648)
Fidelity® VIP Growth Opportunities Portfolio - Service Class	126	(1,016)	(890)
Fidelity® VIP Growth Portfolio - Service Class	12,235	(10,707)	1,528
Fidelity® VIP High Income Portfolio - Service Class	132	(3,601)	(3,469)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	6,553	(5,127)	1,426
Fidelity® VIP Mid Cap Portfolio - Service Class	11,538	(22,330)	(10,792)
Fidelity® VIP Overseas Portfolio - Service Class	1,964	(8,937)	(6,973)
Franklin Income VIP Fund - Class 1	18,757	(9,074)	9,683
Franklin Mutual Shares VIP Fund - Class 1	7,757	(7,147)	610
Franklin Small-Mid Cap Growth VIP Fund - Class 1	8,432	(24,308)	(15,876)
Invesco V.I. American Franchise Fund - Series I Shares	1,133	(3,713)	(2,580)
Invesco V.I. Core Equity Fund - Series I Shares	4,252	(7,058)	(2,806)
Invesco V.I. Core Plus Bond Fund - Series I Shares	5,973	(4,591)	1,382
Invesco V.I. International Growth Fund - Series I Shares	1,619	(10,641)	(9,022)
Janus Henderson Balanced Portfolio - Institutional Shares	245	(1,886)	(1,641)
Janus Henderson Balanced Portfolio - Service Shares	487	(1,807)	(1,320)
Janus Henderson Enterprise Portfolio - Service Shares	96	(631)	(535)
Janus Henderson Global Research Portfolio - Institutional Shares	685	(1,210)	(525)
Janus Henderson Global Research Portfolio - Service Shares	242	(211)	31
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	285	(1,571)	(1,286)

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	2,405	(1,069)	1,336
LVIP Baron Growth Opportunities Fund - Service Class	3,872	(4,158)	(286)
LVIP Baron Growth Opportunities Fund - Standard Class	384	(1,645)	(1,261)
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	4,608	(2,920)	1,688
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	424	(108)	316
LVIP BlackRock Global Real Estate Fund - Standard Class	3,736	(7,952)	(4,216)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	13,823	(4,351)	9,472
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	742	(223)	519
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	1,843	(2,151)	(308)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	444	(1,157)	(713)
LVIP ClearBridge Large Cap Managed Volatility Fund - Standard Class	129	(1,837)	(1,708)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	1,914	(68)	1,846
LVIP Delaware Bond Fund - Standard Class	32,940	(57,667)	(24,727)
LVIP Delaware Diversified Floating Rate Fund - Standard Class	15,060	(6,445)	8,615
LVIP Delaware Mid Cap Value Fund - Standard Class	4,599	(3,764)	835
LVIP Delaware Social Awareness Fund - Standard Class	635	(2,175)	(1,540)
LVIP Delaware Wealth Builder Fund - Standard Class	4,597	(342)	4,255
LVIP Dimensional International Core Equity Fund - Standard Class	3,300	(2,279)	1,021
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	2,758	(5,823)	(3,065)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	3,846	(1,311)	2,535
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	1,193	(180)	1,013
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	2,455	(4,131)	(1,676)
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	9,726	(3,213)	6,513
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	1,804	(2,847)	(1,043)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	4,253	(4,005)	248
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	9,431	(17,066)	(7,635)
LVIP Global Income Fund - Standard Class	12,026	(2,426)	9,600
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	19,764	(27,852)	(8,088)
LVIP Government Money Market Fund - Standard Class	232,891	(245,059)	(12,168)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class	3	(33)	(30)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	37	—	37
LVIP JPMorgan High Yield Fund - Standard Class	7,347	(3,394)	3,953
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	1,433	(4,082)	(2,649)
LVIP MFS International Growth Fund - Standard Class	12,662	(3,765)	8,897
LVIP MFS Value Fund - Standard Class	9,681	(18,969)	(9,288)
LVIP Mondrian International Value Fund - Standard Class	13,110	(21,425)	(8,315)
LVIP SSGA Bond Index Fund - Standard Class	14,710	(5,209)	9,501
LVIP SSGA Conservative Index Allocation Fund - Standard Class	272	(788)	(516)
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	162	(236)	(74)
LVIP SSGA Developed International 150 Fund - Standard Class	3,328	(1,788)	1,540
LVIP SSGA Emerging Markets 100 Fund - Standard Class	7,301	(2,395)	4,906
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	4,765	(19,478)	(14,713)
LVIP SSGA International Index Fund - Standard Class	11,120	(5,179)	5,941
LVIP SSGA International Managed Volatility Fund - Standard Class	506	(317)	189
LVIP SSGA Large Cap 100 Fund - Standard Class	3,363	(4,175)	(812)
LVIP SSGA Moderate Index Allocation Fund - Standard Class	5,558	(7,329)	(1,771)
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	4,766	(3,662)	1,104
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	1,942	(2,291)	(349)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	3,548	(3,402)	146
LVIP SSGA S&P 500 Index Fund - Standard Class	85,027	(22,597)	62,430
LVIP SSGA Small-Cap Index Fund - Standard Class	11,063	(4,019)	7,044
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	10,276	(3,192)	7,084
LVIP T. Rowe Price 2020 Fund - Standard Class	104	(2,197)	(2,093)
LVIP T. Rowe Price 2030 Fund - Standard Class	727	(3,353)	(2,626)
LVIP T. Rowe Price 2040 Fund - Standard Class	59	(184)	(125)
LVIP T. Rowe Price Growth Stock Fund - Standard Class	8,282	(4,738)	3,544
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	9,163	(3,568)	5,595
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	125	(23)	102
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	12,203	(3,697)	8,506
LVIP Vanguard International Equity ETF Fund - Standard Class	21,977	(2,609)	19,368
LVIP Wellington Capital Growth Fund - Standard Class	11,013	(8,916)	2,097
LVIP Wellington Mid-Cap Value Fund - Standard Class	5,795	(1,304)	4,491

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
M Capital Appreciation Fund	87	(28)	59
M International Equity Fund	136	(24)	112
M Large Cap Growth Fund	71	(99)	(28)
M Large Cap Value Fund	109	(26)	83
MFS® VIT Growth Series - Initial Class	4,500	(6,389)	(1,889)
MFS® VIT Total Return Series - Initial Class	8,292	(14,059)	(5,767)
MFS® VIT Utilities Series - Initial Class	7,358	(24,590)	(17,232)
MFS® VIT II Core Equity Portfolio - Initial Class	112	(20)	92
Neuberger Berman AMT Large Cap Value Portfolio - I Class	—	(5,399)	(5,399)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	3,099	(14,342)	(11,243)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	2,962	(11,540)	(8,578)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	5,392	(114)	5,278
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	13,737	(10,327)	3,410
Putnam VT Equity Income Fund - Class IB	5	(20)	(15)
Putnam VT Global Health Care Fund - Class IB	816	(186)	630
Templeton Foreign VIP Fund - Class 1	4,254	(2,782)	1,472
Templeton Foreign VIP Fund - Class 2	414	(581)	(167)
Templeton Global Bond VIP Fund - Class 1	14,537	(19,674)	(5,137)
Templeton Growth VIP Fund - Class 1	1,960	(1,263)	697
Templeton Growth VIP Fund - Class 2	290	(514)	(224)

7. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Lincoln Life & Annuity Company of New York
and

Contract Owners of Lincoln Life & Annuity Flexible Premium Variable Life Account M

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln Life & Annuity Flexible Premium Variable Life Account M ("Variable Account"), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young
We have served as the Variable Account's Auditor since 1999.
Philadelphia, Pennsylvania
April 8, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Global Thematic Growth Portfolio - Class A	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS Growth and Income Portfolio - Class A	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS International Value Portfolio - Class A	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS Large Cap Growth Portfolio - Class A	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS Small/Mid Cap Value Portfolio - Class A	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Century VP Balanced Fund - Class I	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Century VP Inflation Protection Fund - Class I	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Global Growth Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Growth Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds Growth-Income Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
American Funds International Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BlackRock Global Allocation V.I. Fund - Class I	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ClearBridge Variable Mid Cap Portfolio - Class I	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Diversified Income Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Emerging Markets Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® High Yield Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® REIT Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Smid Cap Core Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® U.S. Growth Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Delaware VIP® Value Series - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Asset Manager Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Contrafund® Portfolio - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Equity-Income Portfolio - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Growth Opportunities Portfolio - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Growth Portfolio - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP High Income Portfolio - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Mid Cap Portfolio - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Overseas Portfolio - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Income VIP Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Mutual Shares VIP Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Small-Mid Cap Growth VIP Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. Core Plus Bond Fund - Series I Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. International Growth Fund - Series I Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Janus Henderson Balanced Portfolio - Institutional Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Janus Henderson Global Research Portfolio - Institutional Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Janus Henderson Global Technology and Innovation Portfolio - Service Shares	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Baron Growth Opportunities Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP BlackRock Global Real Estate Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP ClearBridge Large Cap Managed Volatility Fund - Standard Class	N/A - the fund merged into LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class during 2019	N/A - the fund merged into LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class during 2019	For the year ended December 31, 2019 (the fund merged into LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class during 2019)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from May 24, 2019 (commencement of operations) through December 31, 2019
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Delaware Mid Cap Value Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Dimensional International Core Equity Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Global Income Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Government Money Market Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class	N/A - the fund merged into LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class during 2019	N/A - the fund merged into LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class during 2019	For the year ended December 31, 2019 (the fund merged into LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class during 2019)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from May 24, 2019 (commencement of operations) through December 31, 2019
LVIP JPMorgan High Yield Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP MFS International Growth Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP MFS Value Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Conservative Index Allocation Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Developed International 150 Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA International Index Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA International Managed Volatility Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Large Cap 100 Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Moderate Index Allocation Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP T. Rowe Price 2020 Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP T. Rowe Price 2030 Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP T. Rowe Price 2040 Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP T. Rowe Price Growth Stock Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Vanguard International Equity ETF Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LVIP Wellington Capital Growth Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Wellington Mid-Cap Value Fund - Standard Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
M Capital Appreciation Fund	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
M International Equity Fund	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
M Large Cap Growth Fund	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
M Large Cap Value Fund	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Growth Series - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Total Return Series - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT Utilities Series - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS® VIT II Core Equity Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Large Cap Value Portfolio - I Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	As of December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from April 30, 2019 (commencement of operations) through December 31, 2019
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Putnam VT Equity Income Fund - Class IB	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Templeton Foreign VIP Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Templeton Foreign VIP Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Templeton Global Bond VIP Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Templeton Growth VIP Fund - Class 1	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Templeton Growth VIP Fund - Class 2	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020